                      Statement of Additional Information

                              dated July 1, 2005

                 John Hancock Life Insurance Company (U.S.A.)
                              Separate Account A

                                      of

                 John Hancock Life Insurance Company (U.S.A.)

                            MODIFIED SINGLE PREMIUM

                        VARIABLE LIFE INSURANCE POLICY

This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John Hancock Life Insurance Company (U.S.A.) at the mailing address of the Service Office, 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5 or telephoning (800) 387-2747.

                               TABLE OF CONTENTS

             GENERAL INFORMATION AND HISTORY.................. 2
             SERVICES......................................... 2
                Independent Registered Public Accounting Firm. 2
                Principal Underwriter/Distributor............. 2
             ADDITIONAL INFORMATION ABOUT CHARGES............. 3
                Reduction in Charges.......................... 3
             AUDITED FINANCIAL STATEMENTS..................... F-1

                 John Hancock Life Insurance Company (U.S.A.)
                             38500 Woodward Avenue
                       Bloomfield Hills, Michigan 48304
                                (617) 663-3000

PVUL SAI 7/05

                        GENERAL INFORMATION AND HISTORY

   John Hancock Life Insurance Company (U.S.A.) Separate Account A (the "Separate Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account A) is a separate investment account of John Hancock Life Insurance Company (U.S.A.) ("we," "us," "the Company", "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company ("Manufacturers Life") and its subsidiaries, collectively known as Manulife Financial.

   The Separate Account has been established under Michigan law as a separate account of John Hancock USA. The Separate Account holds assets that are segregated from all of John Hancock USA's other assets. The Separate Account is currently used only to support variable life insurance policies.

   Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                   SERVICES

Independent Registered Public Accounting Firm

   The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Separate Account A of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) at December 31, 2004, and for each of the two years in the periods ended December 31, 2004 and 2003, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Principal Underwriter/Distributor

   John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal distributor of the policies and the principal underwriter of the securities offered through this prospectus. JH Distributors acts as the principal distributor of a number of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

   JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

   We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers include our affiliates Essex National Securities, Inc. and Signator Investors, Inc.

   The aggregate dollar amount of underwriting commissions paid to JH Distributors in 2004, 2003 and 2002 was $403,619,081, $293,120,491 and
$275,138,774, respectively. JH Distributors did not retain any of these amounts during such periods.

   Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 130% of target commissionable premium paid in the first policy year, and 8% of target commissionable premium paid in years 2-5. Compensation paid on any premium in excess of target will not exceed 10% in any year. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis. The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policyowners but will be recouped through the fees and charges imposed under the policy.

   Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms. The terms of such arrangements may differ among broker-dealer firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

  . Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

  . Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

  . Payments based upon "assets under management." These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.

   Signator Investors, Inc. and Essex National Securities, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies. Certain unaffiliated financial institutions such as banks may also receive compensation in connection with the sale of our policies sold by registered representatives of Essex National Securities, Inc. on bank premises.

                     ADDITIONAL INFORMATION ABOUT CHARGES

   A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.

Reduction in Charges

   The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. John Hancock USA reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which John Hancock USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. John Hancock USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
The Manufacturers Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries ("the Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we do not express such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

Boston, Massachusetts
March 25, 2005

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          CONSOLIDATED BALANCE SHEETS

                                                              As at December 31
                                                              -----------------
                                                               2004     2003
                                                              -------  -------
                                                              ($US millions)
  Assets
  Investments (Note 3):
  Securities available-for-sale, at fair value:
   Fixed-maturity (amortized cost: 2004 $10,396; 2003 $9,827) $11,188  $10,653
   Equity (cost: 2004 $382; 2003 $401).......................     466      475
   Mortgage loans............................................   2,367    2,187
  Real estate................................................   1,450    1,259
  Policy loans...............................................   2,681    2,532
  Short-term investments.....................................     436      564
                                                              -------  -------
   Total Investments.........................................  18,588   17,670
  Cash and cash equivalents..................................   1,482      972
  Deferred acquisition costs (Note 5)........................   3,448    2,939
  Deferred sales inducements (Note 5)........................     228      215
  Due from affiliates........................................   2,350    2,330
  Amounts recoverable from reinsurers........................     968    1,140
  Other assets (Goodwill: 2004 -- $62; 2003 -- $62)..........   1,101      717
  Separate account assets....................................  57,103   43,694
                                                              -------  -------
   Total Assets.............................................. $85,268  $69,677
                                                              =======  =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                                                        As at December 31
                                                        -----------------
                                                         2004     2003
                                                        -------  -------
                                                        ($US millions)
        Liabilities, Capital and Surplus
        Liabilities:
        Policyholder liabilities and accruals.......... $21,427  $20,428
        Net deferred tax liabilities (Note 6)..........     569      426
        Due to affiliate...............................     420      289
        Other liabilities..............................   1,830    1,265
        Separate account liabilities...................  57,103   43,694
                                                        -------  -------
         Total Liabilities.............................  81,349   66,102
        Capital and Surplus:
        Capital stock (Note 8).........................       5        5
        Retained earnings..............................   3,086    2,777
        Accumulated other comprehensive income (Note 4)     828      793
         Total Capital and Surplus.....................   3,919    3,575
                                                        -------  -------
         Total Liabilities, Capital and Surplus........ $85,268  $69,677
                                                        =======  =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       CONSOLIDATED STATEMENTS OF INCOME

                                                                        For the Years Ended December 31
                                                                        ------------------------------
                                                                         2004       2003      2002
                                                                          ------    ------    ------
                                                                           ($US millions)
Revenue:
Premiums............................................................... $  943     $  955    $1,002
Fee income.............................................................  1,369      1,107       930
Net investment income..................................................  1,148      1,174     1,157
Net realized investment gains (losses) (Note 13).......................    285        160      (222)
Other (Note 13)........................................................      5          5         4
                                                                          ------    ------    ------
 Total revenue.........................................................  3,750      3,401     2,871
Benefits and expenses:
Policyholder benefits and claims.......................................  1,687      1,829     1,606
Operating expenses and commissions.....................................    715        654       575
Amortization of deferred acquisition costs.............................    358        227        92
Interest expense.......................................................     22         46        42
Policyholder dividends.................................................    389        377       370
                                                                          ------    ------    ------
 Total benefits and expenses...........................................  3,171      3,133     2,685
                                                                          ------    ------    ------
Operating income before income taxes and change in accounting principle    579        268       186
                                                                          ------    ------    ------
Income tax expense.....................................................    168         77        31
                                                                          ------    ------    ------
Income after income taxes and before change in accounting principle....    411        191       155
                                                                          ------    ------    ------
Change in accounting principle.........................................     48         --        --
                                                                          ------    ------    ------
Net income............................................................. $  459     $  191    $  155
                                                                          ======    ======    ======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

           CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                     For the Years Ended December 31
                                -----------------------------------------
                                                  Accumulated
                                                     Other        Total
                                Capital Retained Comprehensive Capital and
                                 Stock  Earnings    Income       Surplus
     -                          ------- -------- ------------- -----------
                                              ($US millions)
     Balance, December 31, 2001   $ 5    $2,511      $153        $2,669
     Comprehensive income......    --       155       358           513
                                  ---    ------      ----        ------
     Balance, December 31, 2002   $ 5    $2,666      $511        $3,182
                                  ===    ======      ====        ======
     Comprehensive income......    --       191       282           473
     Dividend to shareholder...    --       (80)       --           (80)
                                  ---    ------      ----        ------
     Balance, December 31, 2003   $ 5    $2,777      $793        $3,575
                                  ===    ======      ====        ======
     Comprehensive income......    --       459        35           494
     Dividend to shareholder...    --      (150)       --          (150)
                                  ---    ------      ----        ------
     Balance, December 31, 2004   $ 5    $3,086      $828        $3,919
                                  ===    ======      ====        ======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                 For the Years Ended December 31
-                                                                ------------------------------
                                                                   2004       2003       2002
-                                                                 -------    -------   -------
                                                                       ($US millions)
Operating activities:
 Operating cash inflows:
 Premiums....................................................... $   940    $   972    $ 1,018
 Fee income.....................................................   1,369      1,168        981
 Net investment income..........................................   1,154      1,229      1,153
 Other..........................................................       5         11          4
                                                                  -------    -------   -------
   Total operating cash inflows.................................   3,468      3,380      3,156
Operating cash outflows:
 Benefit payments...............................................   1,166      1,495      1,480
 Insurance expenses and taxes...................................   1,656      1,237      1,180
 Dividends paid to policyholders................................     389        373        358
 Change in other assets and other liabilities...................    (130)      (288)      (422)
                                                                  -------    -------   -------
   Total operating cash outflows................................   3,081      2,817      2,596
                                                                  -------    -------   -------
   Net cash provided by operating activities....................     387        563        560
Investing activities:
 Fixed-maturity securities sold, matured or repaid..............   9,218     11,223      8,634
 Fixed-maturity securities purchased............................  (9,277)    (9,715)    (9,082)
 Equity securities sold.........................................     209        530         34
 Equity securities purchased....................................    (159)      (166)      (214)
 Mortgage loans advanced........................................    (481)      (564)      (432)
 Mortgage loans repaid..........................................     335        307        186
 Real estate sold...............................................       3         --          1
 Real estate purchased..........................................    (212)      (197)       (60)
 Policy loans advanced, net.....................................    (149)      (163)      (143)
 Short-term investments, net....................................    (170)      (262)       (41)
 Other investments, net.........................................      --         10         (4)
                                                                  -------    -------   -------
   Net cash (used in) provided by investing activities..........    (683)     1,003     (1,121)
Financing activities:
 Deposits and interest credited to policyholder account balances   1,836      1,877      1,778
 Withdrawals from policyholder account balances.................  (1,327)    (1,392)    (1,342)
 Unearned revenue...............................................     120         85        168
 Amounts due (from) to affiliates, net..........................     155     (1,516)       101
 Principal repayment of amounts due to affiliates and parent....      --       (416)      (211)
 Net reinsurance recoverable....................................     172        132        243
 Dividend paid to shareholder...................................    (150)       (80)        --
 Repaid funds...................................................      --         (2)        (2)
                                                                  -------    -------   -------
 Net cash provided by (used in) financing activities............     806     (1,312)       735
 Increase in cash and cash equivalents during the year..........     510        254        174
                                                                  -------    -------   -------
 Cash and cash equivalents at beginning of year.................     972        718        544
                                                                  -------    -------   -------
 Balance, end of year........................................... $ 1,482    $   972    $   718
                                                                  =======    =======   =======

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                                                                                    For the Years Ended December 31
                                                                                    ------------------------------
                                                                                     2004       2003       2002
-                                                                                     -----      -----     -----
                                                                                       ($US millions)
Reconciliation of net income to net cash provided by operating activities:
 Net income........................................................................ $ 459      $ 191      $ 155
 Adjustments to reconcile net income to net cash provided by operating activities
   Net realized (gains) losses.....................................................  (285)      (160)       222
   Net depreciation, amortization of bond premium or discount and other investment
     related items.................................................................     3         55         (5)
   Addition to policyholder liabilities and accruals...............................   517        417        104
   Deferral of acquisition costs...................................................  (901)      (648)      (567)
   Amortization of deferred acquisition costs......................................   358        227         92
   Increase in deferred tax liability, net.........................................   128        143         83
   Interest expense................................................................    22         46         42
   Policyholder dividends..........................................................     4          4         12
   Change in accounting principle..................................................   (48)        --         --
   Change in other assets and other liabilities....................................   130        288        422
                                                                                      -----      -----     -----
 Net cash provided by operating activities......................................... $ 387      $ 563      $ 560
                                                                                      =====      =====     =====

The accompanying notes are an integral part of these consolidated financial statements.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          December 31, 2004 and 2003

                                ($US millions)

1. Organization and Basis of Presentation

The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

As a result of the merger between MFC and John Hancock Financial Services Inc., ManUSA changed its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005.

ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2. Significant Accounting Policies

a) Recent Accounting Standards

Financial Accounting Standards Board (FASB) Derivative Implementation Group Statement of Financial Accounting Standards (SFAS) 133 Implementation Issue No. 36 -- "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or only Partially Related to the Creditworthiness of the Issuer of that Instrument" ("DIG B36")

In April 2003, the FASB's Derivative Implementation Group released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company's adoption of this guidance effective January 1, 2004 did not have a material impact on the consolidated financial position, results of operations, or cash flows.

Statement of Position 03-1 -- "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004.

These consolidated financial statements reflect the adoption of SOP 03-1 and resulted in the following adjustments:

                                                              As at January 1, 2004
                                                              ---------------------
Assets
 Increase in deferred acquisition costs......................         $ 14
Liabilities
 Decrease in policyholder liabilities and accruals...........          (62)
 Increase in unearned revenue liability......................            2
 Increase in deferred income tax liabilities.................           26

                                                               Twelve months ended
                                                                December 31, 2004
                                                              ---------------------
Cumulative effect of accounting change recorded in net income         $ 48

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


SFAS No. 123 (revised 2004) -- Share Based Payment

In December 2004, FASB issued SFAS No. 123 (revised 2004), "Share Based Payment" (SFAS 123(R)), which is a revision of SFAS No. 123, "Accounting for Stock-Based Compensation". SFAS No. 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS No. 95, "Statement of Cash Flows". Generally, the approach in SFAS No. 123(R) is similar to the approach described in SFAS No. 123. However, SFAS No. 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of its parent granted to its employees and expects to continue to use this model upon anticipated adoption of SFAS No. 123(R), on July 1, 2005.

Because SFAS No. 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS No. 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS No. 123 will be recognized under SFAS No. 123(R). However, had the Company adopted SFAS No. 123(R) in prior periods, the impact of that standard would have been immaterial to the financial statements.

FASB Staff Position 106-2-- Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003

In May 2004, the FASB issued FASB Staff Position 106-2-- "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003" (FSP 106-2). In accordance with FSP 106-2, the Company recorded a $1 decrease in net periodic post-retirement benefit costs for the period January to December, 2004.

On December 8, 2003, President George W. Bush signed into law the bill referenced above, which expands Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006. The Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Act) provides for special tax-free subsidies to employers that offer plans with qualifying drug coverages beginning in 2006. There are two broad groups of retirees receiving employer-subsidized prescription drug benefits at the Company. The first group, those who retired prior to January 1, 1992, receives a subsidy of between 90% and 100% of total cost. Since this subsidy level will clearly meet the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for pre-1992 retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in the other post-retirement benefit plan liability. With respect to the second group, those who retired on or after January 1, 1992, the employer subsidy on prescription drug benefits is capped and currently provides as low as 25% of the total cost. Since final authoritative accounting guidance has not yet been issued on determining whether a benefit meets the actuarial criteria for qualifying drug coverage, the Company has deferred recognition as permitted by FSP 106-2 for this group. The final accounting guidance could require changes to previously reported information.

FASB Interpretation 46 (revised December 2003)-- Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51

In December, 2003, the FASB re-issued Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No.51", ("FIN 46R") which clarifies the consolidation accounting guidance of Accounting Research Bulletin No.51, "Consolidated Financial Statements," ("ARB 51") to certain entities for which controlling financial interest are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities ("VIEs").

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires the primary beneficiary of a VIE to consolidate the VIE. FIN46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated.

In the event additional liabilities are recognized as a result of consolidating any VIEs with which the Company is involved, these additional liabilities would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized as a result of consolidating VIEs. Conversely, in the event additional assets recognized as a result of consolidating VIEs, these additional assets would not represent additional funds which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs.

This interpretation was effective in 2003 for VIEs created after January 31, 2003 and on January 1, 2004 for all other VIEs. The Company has determined that no VIEs are required to be consolidated under the new guidance.

b) Investments

The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other than temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

Policy loans are reported at aggregate unpaid balances, which approximates fair value.

Short-term investments, which include investments with maturities of less than one year and greater than ninety days at the date of acquisition, are reported at amortized cost which approximates fair value.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


c) Derivatives

All derivative instruments are reported on the Consolidated Balance Sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings.

For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $17 after tax, included in other comprehensive income as at December 31, 2004, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

d) Cash Equivalents

The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

e) Deferred Acquisition Costs ("DAC")

Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. DAC associated with all other insurance and reinsurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future gross profits and any unrecoverable portion is immediately expensed.

f) Policyholder Liabilities and Accruals

Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As of December 31, 2004, participating insurance expressed as a percentage of gross actuarial reserves and account value was 46.5%.

For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2004, $9,527 (2003 - $9,315) of policyholder liabilities and accruals related to the participating policyholders' account were included in the closed block.

ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as of December 31, 2004.

g) Separate Accounts

Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

h) Revenue Recognition

Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


i) Policyholder Benefits and Claims

Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

j) Reinsurance

The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

k) Stock-Based Compensation

Certain of ManUSA's employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. generally accepted accounting principles, is recorded in the accounts of ManUSA.

l) Income Taxes

Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

ManUSA joins its indirect parent, Manulife Holdings (Delaware) LLC. and its subsidiaries, with the exception of The Manufacturers Life Insurance Company of New York ("MNY"), in filing a U.S. consolidated income tax return. MNY files a separate federal income tax return.

In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

2. Significant Accounting Policies -- (continued)


m) Foreign Exchange Translation

The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the consolidated balance sheet date. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

n) Comparative Figures

Certain of the prior year's figures have been reclassified to conform to the current year's presentation.

o) Use of Estimates

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

The Company made adjustments to the amortized costs of its fixed-maturities and equity securities by recognizing $8 (2003 -- $53; 2002 -- $177) in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. In 2002, three items led to a combined net positive income effect from DAC and unearned revenue liability unlocking of $139. The latter changes included positive impacts from an extension of the DAC amortization period on its participating line of business, and improved mortality assumptions on its participating and universal life businesses, and a negative impact from equity market performance below historical assumptions on its variable annuity business.

3. Investments and Investment Income

a) Fixed-Maturity and Equity Securities

At December 31, 2004, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                 Gross       Gross
                                  Amortized    Unrealized Unrealized       Fair
                                     Cost        Gains      Losses         Value
                                -------------- ---------  ----------  ---------------
As of December 31                2004    2003  2004  2003 2004  2003   2004    2003
-----------------               ------- ------ ----  ---- ----  ----  ------- -------
Fixed-maturity securities:
U.S. government................ $ 3,308 $2,536 $111  $ 64 $ (8) $(18) $ 3,411 $ 2,582
Foreign governments............   1,063  1,108  203   202   --    (3)   1,266   1,307
Corporate......................   5,882  5,933  494   589  (14)  (23)   6,362   6,499
Asset-backed...................     143    250    7    18   (1)   (3)     149     265
                                ------- ------ ----  ---- ----  ----  ------- -------
Total fixed-maturity securities $10,396 $9,827 $815  $873 $(23) $(47) $11,188 $10,653
                                ======= ====== ====  ==== ====  ====  ======= =======
Equity securities.............. $   382 $  401 $ 91  $ 83 $ (7) $ (9) $   466 $   475
                                ======= ====== ====  ==== ====  ====  ======= =======

Proceeds from sales of fixed-maturity securities during 2004 were $8,860 (2003 -- $10,986; 2002 -- $8,481). Gross gains and losses of $252 and $123 respectively, were realized on those sales (2003 -- $251 and $122 respectively; 2002 -- $218 and $154 respectively). In addition during 2004, other-than-temporary impairments of nil (2003 -- $10; 2002 -- $109) were recognized in income.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

3. Investments and Investment Income -- (continued)


Proceeds from the sale of equity securities during 2004 were $209 (2003 -- $530; 2002 -- $34). Gross gains and losses of $35 and $28 respectively, were realized on those sales (2003 -- $181 and $147 respectively; 2002 -- $48 and $84 respectively). In addition during 2004, other-than-temporary impairments of $10 (2003 -- $51; 2002 -- $135) were recognized in income.

The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

At December 31, 2004, there were 114 (2003 -- 323) fixed-income securities that have a gross unrealized loss of $23 (2003 -- $47) of which the single largest unrealized loss was $2 (2003 -- $7). The Company anticipates that these fixed income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

At December 31, 2004, there were 69 (2003 -- 78) equity securities that have a gross unrealized loss of $7 (2003 -- $9) of which the single largest unrealized loss was $2 (2003 -- $2). The Company anticipates that these equity securities will recover in value.

The contractual maturities of fixed-maturity securities at December 31, 2004 are shown below:

                                                                 Amortized  Fair
As of December 31, 2004                                            cost     Value
-----------------------                                          --------- -------
Fixed-maturity securities, excluding mortgage-backed securities:
One year or less................................................  $   335  $   347
Greater than 1; up to 5 years...................................    1,639    1,686
Greater than 5; up to 10 years..................................    2,868    3,023
Due after 10 years..............................................    5,411    5,983
Asset - backed securities.......................................      143      149
                                                                  -------  -------
   Total fixed-maturity securities..............................  $10,396  $11,188
                                                                  =======  =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

b) Mortgage Loans

Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

                       As of December 31      2004  2003
                       -----------------      ----  ----
                       Impaired loans........ $ 83  $90
                                              ====  ===
                       Allowance, January 1.. $ 31  $36
                       Deductions............  (23)  (5)
                                              ----  ---
                       Allowance, December 31 $  8  $31
                                              ====  ===

All impaired mortgage loans have been provided for and no interest is accrued on impaired loans.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

3. Investments and Investment Income -- (continued)


c) Investment Income

Income by type of investment was as follows:

                                         For the Years Ended December 31
                                         ------------------------------
                                          2004       2003       2002
                                          ------     ------     ------
               Fixed-maturity securities $  692     $  737     $  729
               Equity securities........     16         12         11
               Mortgage loans...........    155        149        139
               Investment real estate...     86         86         88
               Other investments........    230        228        228
                                          ------     ------     ------
               Gross investment income..  1,179      1,212      1,195
               Investment expenses......    (31)       (38)       (38)
                                          ------     ------     ------
               Net investment income.... $1,148     $1,174     $1,157
                                          ======     ======     ======

d) Significant Equity Interests

ManUSA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby ManUSA recognizes its proportionate share of the investee's net income or loss. In 2003, ManUSA sold its 19.6% direct interest in Flex II, LLC, which also had been accounted for using the equity method, for a realized gain of $1.

As of December 31, 2004, the total assets for Flex I were $290 (2003 -- $296 for Flex I; 2002 -- $306 for Flex I and $87 for Flex II), with total liabilities amounting to $230 (2003 -- $237 for Flex I; 2002 -- $248 for Flex I and $77 for Flex II). For the year ended December 31, 2004, total net loss amounted to $3 (2003 -- $5 for Flex I; 2002 -- $3 for Flex I and $4 for Flex
II).

e) Securities Lending

The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is lodged by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2004, the Company has loaned securities (which are included in invested assets) with a carrying value and market value of approximately $2,579 and $2,645 respectively (2003 -- $667 and $642 respectively).

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

4. Comprehensive Income


a) Total comprehensive income was as follows:

                                                                                For the Years Ended December 31
                                                                                -------------------------------
                                                                                2004       2003      2002
                                                                                ----       ----      ----
Net income..................................................................... $459       $191      $155
Other comprehensive income, net of DAC, deferred income taxes and other amounts required to satisfy policyholder liabilities:
 Unrealized holding gains arising during the year..............................  118        209       269
 Minimum pension asset (liability).............................................   (1)        24       (25)
 Foreign currency translation..................................................   57        131        44
 Less:
 Reclassification adjustment for realized gains (losses) included in net income  139         82       (70)
                                                                                  ----       ----      ----
Other comprehensive income.....................................................   35        282       358
                                                                                  ----       ----      ----
Comprehensive income........................................................... $494       $473      $513
                                                                                  ====       ====      ====

Other comprehensive income is reported net of tax (benefit) expense of $(11), $81, and $169 for 2004, 2003 and 2002, respectively.

b) Accumulated other comprehensive income is comprised of the following:

               As of December 31                      2004  2003
               -----------------                      ----  ----
               Unrealized gains :
                Beginning balance.................... $640  $512
                Current period change................  (21)  128
                                                      ----  ----
                Ending balance....................... $619  $640
                                                      ----  ----
               Minimum pension liability:
                Beginning balance.................... $ (3) $(28)
                Current period change................   (1)   25
                                                      ----  ----
                Ending balance....................... $ (4) $ (3)
                                                      ----  ----
               Foreign currency:
                Beginning balance.................... $156  $ 27
                Current period change................   57   129
                                                      ----  ----
                Ending balance....................... $213  $156
                                                      ----  ----
               Accumulated other comprehensive income $828  $793
                                                      ====  ====

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

4. Comprehensive Income -- (continued)


c) Unrealized Gains on Securities Available-for-Sale

Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

As at December 31                                                   2004    2003
-----------------                                                  ------  ------
Gross unrealized gains............................................ $1,355  $1,385
Gross unrealized losses...........................................    (56)    (56)
DAC and other amounts required to satisfy policyholder liabilities   (349)   (345)
Deferred income taxes.............................................   (331)   (344)
                                                                   ------  ------
Net unrealized gains on securities available-for-sale............. $  619  $  640
                                                                   ======  ======

5. Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

The components of the change in DAC/DSI were as follows:

                                                                For the Years Ended
                                                                  December 31
                                                                ------------------
                                                                 2004      2003
                                                                 ------    ------
Balance, January 1............................................. $3,154    $2,731
Capitalization.................................................    847       651
Amortization...................................................   (358)     (227)
Change in accounting principle (Note 2 a)......................     14        --
Effect of net unrealized gains on securities available-for-sale     19        (1)
                                                                 ------    ------
Balance, December 31........................................... $3,676    $3,154
                                                                 ======    ======

6. Income Taxes

The components of income tax expense were as follows:

                                             For the Years Ended
                                               December 31
                                             ------------------
                                             2004  2003   2002
                                             ----  ----   ----
                   Current expense (benefit) $ 40  $(66)  $(52)
                   Deferred expense.........  128   143     83
                                             ----  ----   ----
                   Total expense............ $168  $ 77   $ 31
                                             ====  ====   ====

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of deferred acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

6. Income Taxes -- (continued)


Deferred income tax assets (liabilities), result from tax affecting the differences between financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The Company's deferred income tax assets (liabilities) were as follows:

                                                         For the Years Ended
                                                           December 31
                                                         ------------------
                                                          2004      2003
                                                          ------    ------
       Deferred tax assets:
       Differences in computing policy reserves......... $  704    $  598
       Investments......................................     --         1
       Policyholder dividends payable...................     --        11
       Net operating loss...............................     69       178
       Other deferred tax assets........................    113        34
                                                          ------    ------
        Deferred tax assets.............................    886       822
                                                          ------    ------
       Deferred tax liabilities:
       Deferred acquisition costs.......................    735       672
       Unrealized gains on securities available-for-sale    465       472
       Premiums receivable..............................     23        25
       Investments......................................    229        58
       Other deferred tax liabilities...................      3        21
                                                          ------    ------
        Deferred tax liabilities........................  1,455     1,248
                                                          ------    ------
        Net deferred tax liabilities.................... $ (569)   $ (426)
                                                          ======    ======

At December 31, 2004, the Company has operating loss carry forwards of $198 that will begin to expire in 2016, and $4 of tax credits with no expiry limitation. At December 31, 2003 and December 31, 2002, the Company had operating loss carry forwards of $508 and $612, respectively, and $3.4 and $1.4, respectively, of tax credits.

7. Notes Payable to Parent

On December 29, 1997, the Company issued two surplus debentures for $240 bearing interest at 7.93% per annum to Manufacturers Investment Corporation ("MIC").

On April 1, 1998, the Company issued two additional surplus debentures for $150 bearing interest at 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made.

On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31 and $32 for 2003 and 2002, respectively. No amount was owed to MIC as of December 31, 2004.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

8. Capital and Surplus


Capital stock is comprised of the following:

                                                          2004 2003
                                                          ---- ----
            Authorized:
             50,000,000 Preferred shares, Par value $1.00  --   --
             50,000,000 Common shares, Par value $1.00...  --   --
            Issued and outstanding:
             100,000 Preferred shares....................  --   --
             4,728,934 Common shares..................... $ 5  $ 5

ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

Net income (loss) and net capital and surplus, as determined in accordance with statutory accounting principles for ManUSA and its life insurance subsidiaries were as follows:

                                                         US Statutory Basis
                                                         ------------------
   For the Years Ended December 31                        2004  2003  2002
   -------------------------------                       ------ ---- ------
   The Manufacturers Life Insurance Company (U.S.A.):
    Net income (loss)................................... $  304 $289 $ (396)
    Net capital and surplus.............................  1,165  954  1,078
   The Manufacturers Life Insurance Company of New York:
    Net income (loss)................................... $   21 $  2 $  (26)
    Net capital and surplus.............................     51   52     52

As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

As at December 31, 2004, assets in the amount of $6.7 (2003 -- $6.7) were on deposit with government authorities or trustees as required by law.

9. Pension and Other Post-Employment Benefits

a) Employee Retirement Plans

The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum.

Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

At December 31, 2004, the projected benefit obligation to the participants of the Plan was $78 (2003 -- $76), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%). The fair value of the Plan assets totaled $74 (2003 -- $71).

The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields or 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

At December 31, 2004, the projected benefit obligation to the participants of the Supplemental Plan was $28 (2003 -- $26), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%).

b) 401(k) Plan

The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $2 in 2004 (2003 -- $2).

c) Post-retirement Benefit Plan

In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age
65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2004, the benefit obligation of the postretirement benefit plan was $30 (2003 -- $29), which was based on an assumed interest rate of 5.75% (2003 -- 6.0%). This plan is unfunded. Post-retirement benefit plan expenses for 2004 were $3 (2003 -- $2).

d) Financial Information regarding the Employee Retirement Plans and the Post-retirement Benefit Plan

Pension plans based in the United States require annual valuations, with the most recent valuations performed as at January 1, 2004.

Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                                               Post-
                                                                Employee    retirement
                                                               Retirement     Benefit
                                                                  Plans        Plan
                                                              ------------  ----------
As of December 31                                              2004   2003  2004  2003
-----------------                                             -----  -----  ----  ----
Change in benefit obligation
Benefit obligation at beginning of year...................... $(102) $ (90) $(29) $(23)
Service cost.................................................    (5)    (5)   (1)   (1)
Interest cost................................................    (6)    (6)   (2)   (2)
Actuarial loss...............................................    --     (8)   (1)   (4)
Impact of Medicare...........................................   N/A    N/A     1    --
Benefits paid................................................     7      7     2     1
                                                              -----  -----  ----  ----
Benefit obligation at end of year............................ $(106) $(102) $(30) $(29)
                                                              -----  -----  ----  ----
Change in plan assets
Fair value of plan assets at beginning of year............... $  71  $  60  $ --  $ --
Actual return on plan assets.................................     9     16    --    --
Employer contribution........................................     1      2     1     1
Benefits paid................................................    (7)    (7)   (1)   (1)
                                                              -----  -----  ----  ----
Fair value of plan assets at end of year..................... $  74  $  71  $ --  $ --
                                                              -----  -----  ----  ----
Funded status................................................ $ (32) $ (31) $(30) $(29)
Unrecognized transition asset................................    --     (1)   --    --
Unrecognized actuarial loss (gain)...........................    45     50    (6)   (6)
Unrecognized prior service cost..............................     3      3    --    --
                                                              -----  -----  ----  ----
Net amount recognized........................................ $  16  $  21  $(36) $(35)
                                                              -----  -----  ----  ----
Amounts recognized in consolidated balance sheets consist of:
 Prepaid benefit cost........................................ $  36  $  39  $ --  $ --
 Accrued benefit liability...................................   (26)   (24)  (37)  (35)
 Intangible asset............................................     1      1    --    --
 Accumulated other comprehensive income......................     6      5    --    --
                                                              -----  -----  ----  ----
Net amount recognized........................................ $  17  $  21  $(37) $(35)
                                                              =====  =====  ====  ====

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


                                             Employee   Post-retirement
                                            Retirement    Benefit
                                               Plans       Plan
                                            ----------  --------------
             As of December 31              2004  2003  2004    2003
             -----------------              ----  ----  ----    ----
             Weighted average assumptions
             Discount rate................. 5.75% 6.00% 5.75%   6.00%
             Expected return on plan assets 8.25% 8.25%  N/A     N/A
             Rate of compensation increase. 4.00% 5.00% 4.00%   5.00%
             Cost-of-living increase....... 3.00% 3.00%  N/A     N/A

On December 31, 2004, the accrued post-retirement benefit plan obligation was $30. The post-retirement benefit obligation for eligible active employees was $5. The amount of the post-retirement benefit obligation for ineligible active employees was $11. For measurement purposes as of December 31, 2004, a 10.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004 for both pre-65 and post-65 coverages. This rate was assumed to decrease gradually to 5% in 2016 and will remain at that level thereafter.

                                                           Employee   Post-retirement
                                                           Retirement  Benefit
                                                             Plans      Plan
                                                           --------   --------------
  As of December 31                                        2004  2003 2004    2003
  -----------------                                        ----  ---- ----    ----
  Components of net periodic benefit cost for plan sponsor
  Service cost............................................ $ 5   $ 5  $ 1     $ 1
  Interest cost...........................................   6     6    2       2
  Expected return on plan assets..........................  (6)   (7)  --      --
  Amortization of net transition obligation...............  (1)   (3)  --      --
  Recognized actuarial loss (gain)........................   3     2   --      (1)
                                                           ---   ---  ---     ---
  Net Periodic Benefit Cost............................... $ 7   $ 3  $ 3     $ 2
                                                           ===   ===  ===     ===

For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $28, $26, and nil respectively as of December 31, 2004 and $26, $24, and nil respectively as of December 31, 2003.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2004 reported expenses:

                                                        One-Percentage- One-Percentage-Point
                                                        Point Increase        Decrease
                                                        --------------- --------------------
Effect on total of service and interest cost components       $1                $(1)
Effect on post-retirement benefit obligation...........       $5                $(4)

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


No contributions are anticipated during the next 5 years and the expected benefit payments for the next 5 years are as follows:

                                 Expected Pension &
                               Other Benefit Payments
                               ----------------------
                          2005           $8
                          2006           $8
                          2007           $8
                          2008           $9
                          2009           $9


e) Plan Assets

The weighted average assets for the Company's U.S. Cash Balance Plan at December 31, 2004, and December 31, 2003, by asset category are as follows:

                                            Plan Assets
                                            ----------
                          As of December 31 2004  2003
                          ----------------- ----  ----
                          Equity securities  63%   66%
                          Debt securities..  33%   29%
                          Real estate......   4%    5%
                          Other............   0%    0%
                                            ---   ---
                          Total............ 100%  100%
                                            ===   ===

The primary objective is to maximize the long-term investment return while maintaining an acceptable variability of pension expense without undue risk of loss or impairment. The range of target allocation percentages include a 40% to 80% range for equity securities with a target allocation of 67% and a range of 20% to 60% for debt securities with a target allocation of 33%. In addition, while there is no set target allocation, real estate is also included as an investment vehicle. To the extent an asset class exceeds its maximum allocation, the Company shall determine appropriate steps, as it deems necessary, to rebalance the asset class. To the extent that any portion of the assets is managed by one or more fund managers, each manager will employ security selection and asset mix strategies to try to add value to the returns that would otherwise be earned by the alternative of passively managing the fund assets.

Overall Guidelines

  . No more than 5% of the market value of the total assets can be invested in any one company's securities.

  . No more than 5% of a corporation's outstanding issues in a given security class may be purchased.

  . No more than 25% of the market value of the portfolio can be invested in one industry sector unless authorized by the U.S. Retirement Committee (managers may employ any acceptable industry classification approach). This restriction does not apply to investments made in U.S. Government securities.

  . Futures, covered options or any other derivative investments may be used for hedging or defensive purposes only. Use of these investments to leverage the portfolio is prohibited.

  . Investments in securities of the investment manager, custodian or any other security which would be considered a non-exempt prohibited transaction or a self-dealing transaction under the employee Retirement Income Security Act are prohibited.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

9. Pension and Other Post-Employment Benefits -- (continued)


  . Each fund manager will maintain a fully invested (5% or less in cash equivalents) portfolio according to the mandate mutually agreed to by the fund manager and the U.S. Retirement Committee. Any exceptions to this must be agreed to in writing by the U.S. Retirement Committee.

10. Stock based compensation

There are no stock based compensation plans involving stock of ManUSA. However, employees of ManUSA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 36,800,000 MFC common shares have been reserved for issuances under the ESOP.

Details of outstanding options relating to the employees of ManUSA are as follows:

                                        For the Years Ended December 31
                                   -----------------------------------------
                                           2004                 2003
                                   -------------------- --------------------
                                               Weighted             Weighted
                                               average              average
                                    Number of  exercise  Number of  exercise
                                     options    price     options    price
                                   (thousands)  (Cdn.)  (thousands)  (Cdn.)
                                   ----------- -------- ----------- --------
    Outstanding, January 1........    2,235     $38.82     2,110     $40.37
    Granted.......................      378      48.53       275      36.38
    Exercised.....................      (95)     38.79        (7)     39.02
    Forfeited/Cancelled...........      (13)     43.13      (143)     41.27
                                      -----     ------     -----     ------
    Outstanding, December 31......    2,505     $40.26     2,235     $38.82
                                      -----     ------     -----     ------
    Exercisable, as of December 31    1,595     $40.04     1,264     $38.86
                                      =====     ======     =====     ======

The exercise price of stock options outstanding range from Cdn. $14.17 to Cdn. $55.4 and have a weighted average contractual remaining life of 5.1 years.

The weighted average fair value of each option granted by MFC in 2004 has been estimated at Cdn. $11.33 (2003 -- Cdn. $10.75) using the Black-Scholes option-pricing model. The pricing model uses the following weighted average assumptions: risk-free interest rate of 3.7% (2003 -- 4.8%), dividend yield of 1.8% (2003 -- 1.8%), expected volatility of 22.5% (2003 --25%) and expected life of six years (2003 -- seven years).

Effective January 1, 2003, MFC changed its accounting policy on a prospective basis for stock options granted to employees on or after January 1, 2002, from the intrinsic value method to the fair value method. As a result, the Company recorded in its accounts an additional compensation expense of $1 for the year ended December 31, 2003.

In 2000, MFC also granted deferred share units (the "DSUs") to certain employees in the ESOP. The DSUs vest over a four-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. No DSUs were granted during 2004 and 2003. The number of DSUs outstanding was 173,237 as at December 31, 2004 (2003 -- 170,209). ManUSA recorded compensation expense of $2 related to DSUs granted by MFC to its employees (2003 -- $1; 2002 -- $1).

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

10. Stock based compensation -- (continued)


Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") in which ManUSA employees can participate. Under this plan, qualifying employees of ManUSA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of ManUSA employees are charged and expensed to ManUSA via the service agreement between ManUSA and MFC.

The Company also has deferred compensation incentive plans open to all branch managers and qualified agents.

During the first quarter of 2003, MFC established a new Restricted Share Unit ("RSU") plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares at the time the RSUs vest. RSUs vest and are paid out in 34 months and the related compensation expense is recognized over the period based on changes in the fair value of MFC's stock. At December 31, 2004 there were 252,149 RSU's outstanding for eligible employees (2003 -- 222,269). The Company recorded a compensation expense related to RSUs of $3 for the year ended December 31, 2004 (2003 -- $1).

11. Derivative Financial Instruments

The Company uses a variety of derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments and future commitments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with individual assets and liabilities. These interest rate exchange agreements consist primarily of interest rate swap agreements and interest rate floors and are regarded as fair value hedges.

The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

These instruments are designated and effective as hedges, as there is a high correlation between changes in market value or cash flow of the derivative and the underlying hedged item at inception and over the life of the hedge.

The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obliges the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e. the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

11. Derivative Financial Instruments -- (continued)


Outstanding derivative instruments were as follows:

                                            Notional or Contract
                                               Amounts           Carrying Value Fair Value
                                            -------------------- -------------  ----------
As of December 31                            2004       2003     2004    2003   2004  2003
-----------------                             ------    ------   ----    ----   ----  ----
Interest rate and currency swaps and floors $1,491     $  830    $(41)   $(34)  $(41) $(34)
Interest rate option written...............     12         12      (1)     (1)    (1)   (1)
Equity contracts...........................      3          9      --      --     --    --
Currency forwards..........................    356        276      25      25     25    25
                                              ------    ------    ----   ----   ----  ----
Total derivatives.......................... $1,862     $1,127    $(17)   $(10)  $(17) $(10)
                                              ======    ======    ====   ====   ====  ====

Fair value of derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the consolidated balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

12. Fair Value of Financial Instruments

Thecarrying values and the estimated fair values of the Company's financial instruments at December 31 were as follows:

                                           Carrying Value    Fair Value
                                           --------------- ---------------
     As of December 31                      2004    2003    2004    2003
     -----------------                     ------- ------- ------- -------
     Assets:
      Fixed-maturity and equity securities $11,654 $11,128 $11,654 $11,128
      Mortgage loans......................   2,367   2,187   2,516   2,419
      Policy loans........................   2,681   2,532   2,681   2,532
      Short-term investments..............     436     564     436     564
     Liabilities:
      Insurance investment contracts......   2,337   2,365   2,309   2,333
      Derivative financial instruments....      17      10      17      10

The following methods and assumptions were used to estimate the fair values of the above financial instruments:

Fixed-maturity and equity securities: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

Mortgage loans: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans: Carrying values approximate fair values.

Insurance investment contracts: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

12. Fair Value of Financial Instruments -- (continued)


Derivative financial instruments: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

Separate account assets and liabilities: The carrying values in the consolidated balance sheets for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

13. Related Party Transactions

The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $281 in 2004 (2003 -- $254; 2002 -- $277).

MFC also provides a claims paying guarantee to certain U.S. policyholders.

On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), a sister company to reinsure a block of variable annuity business. The contract reinsures all risks, however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $169 in 2004 (2003 -- $123; 2002 -- $168), which is classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2004 was $374.

On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which was reported as a reduction of other revenue in 2003.

On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurers Bermuda Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates is $2,371 (2003 -- $2,223) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

Pursuant to a promissory note, issued pursuant to a Credit Agreement of the same date, the Company received a loan of $250 (Cdn. $375) from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The principal outstanding is $74 (Cdn. $96) both on December 31, 2004 and 2003. The maturity date with respect to any borrowing is 365 days following the date of the advance of a loan, however, the loan is normally renegotiated at each year-end. Interest is calculated at a fluctuating rate equivalent to a 3-month LIBOR plus 39 basis points in 2003 (32 basis points in 2002) and is payable quarterly. On December 30, 2002, the Company repaid $177 (Cdn. $279) of the principal balance outstanding. By an agreement dated August 9, 2004 effected on September 2, 2004, the Cdn $96 of the principal outstanding was converted to U.S. $74.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

13. Related Party Transactions -- (continued)


On December 29, 2001, ManUSA entered into a one-year agreement with MLI to swap Cdn. $375 at a three-month Banker's Acceptance note plus 31.34 basis points for U.S. $240 at 3-month LIBOR plus 32.5 basis points. There was no gain or loss on the maturity of the swap. On December 29, 2002, ManUSA entered into a one-year agreement with MLI to swap Cdn. $96 at a three-month Banker's Acceptance note plus 32 basis points for U.S. $61 at a three-month LIBOR plus 25 basis points. There was no gain or loss on the maturity of the swap. Effective December 28, 2003, the Company entered into a one-year agreement with MLI to swap Cdn. $96 at a three-month Banker's Acceptance note plus 39 basis points for U.S. $71 at a three-month LIBOR plus 25 basis points. The Company terminated this swap agreement on the same day the loan with MHHL was converted to U.S. dollars.

Pursuant to a promissory note issued by the Company, the Company borrowed $4 from MHHL. The maturity date with respect to any borrowing is 365 days after the date of the advance of a loan. Interest on the loan is calculated at a fluctuating rate equal to a 3-month LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The rate was 2.8% at December 31, 2004.

Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned $83 (Cdn. $125) to MLI. Interest is calculated at a rate of 5.6% per annum and is payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10, which was recorded as a realized investment gain.

As at December 31, 2004, the Company had one (2003 -- two) inter-company loan to MRL with a carrying value of $18 (2003 -- $19). The loan matures on May 11, 2006 and bears interest at a 3-month LIBOR plus 60 basis points. The rate at December 31, 2004 was 3.09%.

The Company has a liquidity pool in which affiliates can invest their excess cash. Terms of operation and participation in the liquidity pool are set out in the Liquidity Pool and Loan Facility Agreement effective May 28, 2004. The maximum aggregate amount that the Company can accept in the liquidity pool is $600. By acting as the group's banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid ("LIBID").

The following table exhibits the affiliates and their participation in the Company's liquidity pool:

             Affiliate                                   2004 2003
             ---------                                   ---- ----
             Manulife Investment Corporation ("MIC").... $ 51 $ 34
             Manulife Reinsurance Ltd ("MRL")...........   65   71
             Manulife Reinsurance (Bermuda) Ltd ("MRBL")   67   50
             MRBL Reinsurance Trust.....................  155   58
             Manulife Hungary Holdings KFT ("MHHL").....    4   --
                                                         ---- ----
             Total...................................... $342 $213
                                                         ==== ====

The amounts are included in due to affiliates.

14. Reinsurance

In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

14. Reinsurance -- (continued)


Reinsurance premiums were included in premium revenue as follows:

             For the Years Ended December 31  2004   2003    2002
             ------------------------------- -----  ------  ------
                   Direct premiums.......... $ 900  $1,011  $1,011
                   Reinsurance assumed......   335     309     323
                   Reinsurance ceded........  (292)   (365)   (332)
                                             -----  ------  ------
                   Total premiums........... $ 943  $  955  $1,002
                                             =====  ======  ======

Reinsurance recoveries on ceded reinsurance contracts were $281, $309 and $311 during 2004, 2003 and 2002, respectively.

15. Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below. The company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

During 2004 and 2003, there were losses on transfers of assets from the general account to the separate accounts of $1. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's Consolidated Statements of Income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's Consolidated Statements of Income.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees to the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Business issued after December 31, 2002 has a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship.

Variable annuity policyholders can also elect guarantees that provide either a minimum benefit payable in the event of death or annuitization or a minimum partial withdrawal amount during the accumulation period.

Reinsurance has been utilized to mitigate risk related to guaranteed minimum death benefits and guaranteed minimum income benefits.

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

15. Certain Separate Accounts -- (continued)


At December 31, 2004 and December 31, 2003, the Company had the following variable contracts with guarantees:

As at December 31                                                      2004     2003
-----------------                                                    -------  -------
Return of net deposits
 Account value...................................................... $ 4,093  $ 2,004
 Net amount at risk -- gross........................................ $    11  $    15
 Net amount at risk -- net.......................................... $     2  $    10
Return of net deposits plus a minimum return
 Account value...................................................... $   896  $   838
 Net amount at risk -- gross........................................ $   178  $   201
 Net amount at risk -- net.......................................... $     1  $     1
 Guaranteed minimum return rate.....................................       5%       5%
Highest anniversary account value minus withdrawals post-anniversary
 Account value...................................................... $22,637  $18,690
 Net amount at risk -- gross........................................ $ 2,275  $ 3,039
 Net amount at risk -- net.......................................... $    90  $   262
Guaranteed Minimum Income Benefit
 Account value...................................................... $11,420  $ 9,252
 Net amount at risk -- gross........................................ $ 1,277  $ 1,348
 Net amount at risk -- net.......................................... $    21  $    18
Guaranteed Minimum Withdrawal Benefit
 Account value...................................................... $ 3,187  $     9
 Net amount at risk -- gross........................................      --       --
 Net amount at risk -- net..........................................      --       --

(Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. The table above shows the net amount at risk both gross and net of reinsurance.

For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (in units of $1 billion), as of December 31, 2004 and December 31, 2003, respectively:

                                                                 December 31, December 31,
Asset Class          Index                                           2004         2003
-----------          -----                                       ------------ ------------
Large Cap Equity     S&P 500                                         9.65         7.22
High Quality Bond    Ibbottson US Intermediate Term Gov't Bond       1.93         4.62
High Yield Bond      Ibbottson Domestic High Yield Bond              0.72         0.66
Balanced             60% Large Cap Equity, 40% High Quality Bond     8.58         4.44
Small Cap Equity     Ibbottson US Small Cap Stock                    4.02         3.50
International Equity MSCI EAFE                                       1.18         0.85
Global Equity        MSCI World                                      0.38         0.35
Real Estate          NAREIT                                          0.35         0.24

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                          December 31, 2004 and 2003

                                ($US millions)

15. Certain Separate Accounts -- (continued)


The reserves roll forward for the separate accounts as at December 31, 2004 is shown below (in units of millions):

                                                              Guaranteed
                                  Guaranteed     Guaranteed    Minimum
                                    Minimum       Minimum     Withdrawal
                                 Death Benefit Income Benefit  Benefit
                                    (GMDB)         (GMIB)       (GMWB)   Totals
                                 ------------- -------------- ---------- ------
Balance at January 1, 2004......     $ 66           $136           --     $202
Incurred Guarantee Benefits.....      (42)            --           --      (42)
Other Reserve Changes...........       48            (15)        $(24)       9
                                     ----           ----         ----     ----
Balance at December 31, 2004....       72            121          (24)     169
Reinsurance Recoverable.........       32            194           --      226
                                     ----           ----         ----     ----
Net Balance at December 31, 2004     $ 40           $(73)        $(24)    $(57)
                                     ====           ====         ====     ====

The gross reserve for both GMDB and GMIB are determined using SOP 03-1 whereas the gross reserve for GMWB is determined according to SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

  . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 purposes, risk neutral scenarios have been used.

  . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

  .   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

  . Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

  .   Partial withdrawal rates are approximately 4% per year.

  . The discount rate is 7.0% in the SOP 03-1 calculations and 4.8% for SFAS 133 calculations.

16. Contingencies and Commitments

The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

On December 31, 2004, the Company had outstanding commitments involving three mortgage applications in the United States for a total $28 to be disbursed in 2005.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows: $11 for 2005, and $11 for 2006 and thereafter. There were no other material operating leases in existence at the end of 2004.

17. Subsequent Events

On September 14, 2004, the Board of Directors of the Company resolved to discontinue its branch operations in Taiwan and proceed with negotiations to sell the in-force business of its Taiwan branch to an affiliate, Manulife (International) Limited, a life insurance company incorporated in Bermuda. The sale was completed on January 1, 2005 and resulted in assets of $234 and liabilities of $185 being transferred to MLI for a cash consideration of $24.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
The Manufacturers Life Insurance Company (U.S.A.) Separate Account A

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company (U.S.A.) Separate Account A (comprising of the 500 Index Trust, Aggressive Growth Trust, All Asset Portfolio, All Cap Core Trust, All Cap Growth Trust, All Cap Value Trust, American Blue Chip Income & Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Balanced Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Classic Value Trust, Core Equity Trust, Core Value Trust, Diversified Bond Trust, Dynamic Growth Trust, Emerging Growth Trust, Emerging Small Company Trust, Equity-Income Trust, Equity Index Trust, Financial Services Trust, Fundamental Value Trust, Global Trust, Global Allocation Trust, Global Bond Trust, Global Equity Select Trust, Growth & Income Trust, Health Sciences Trust, High Grade Bond Trust, High Yield Trust, Income & Value Trust, International Equity Index Fund, International Equity Select Trust, International Index Trust, International Small Cap Trust, International Stock Trust, International Value Trust, Investment Quality Bond Trust, Large Cap Growth Trust, Large Cap Value Trust, Lifestyle Aggressive 1000 Trust, Lifestyle Balanced 640 Trust, Lifestyle Conservative 280 Trust, Lifestyle Growth 820 Trust, Lifestyle Moderate 460 Trust, Mid Cap Core Trust, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Cap Value Trust, Money Market Trust, Natural Resources Trust, Overseas Trust, Pacific Rim Trust, Quantitative All Cap Trust, Quantitative Equity Trust, Quantitative Mid Cap Trust, Quantitative Value Trust, Real Estate Securities Trust, Real Return Bond Trust, Science & Technology Trust, Select Growth Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Company Trust, Small Company Blend Trust, Small Company Value Trust, Small-Mid Cap Trust, Small-Mid Cap Growth Trust, Special Value Trust, Strategic Bond Trust, Strategic Growth Trust, Strategic Income Trust, Strategic Opportunities Trust, Strategic Value Trust, Total Return Trust, Total Stock Market Index Trust, U.S. Global Leaders Growth Trust, U.S. Government Securities Trust, U.S. Large Cap Trust, Utilities Trust and Value Trust sub-accounts) of The Manufacturers Life Insurance Company (U.S.A.) as of December 31, 2004, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of The Manufacturers Life Insurance Company (U.S.A.) Separate Account A at December 31, 2004, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ ERNST & YOUNG LLP

March 18, 2005

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                               December 31, 2004

Assets
Investments at fair value:
 Sub-accounts invested in Manufacturers Investment Trust Portfolio:
   500 Index Trust -- 3,663,951 shares (cost $32,714,480)....................... $38,544,765
   Aggressive Growth Trust -- 596,098 shares (cost $8,142,470)..................   8,649,384
   All Cap Core Trust -- 1,030,417 shares (cost $14,596,896)....................  16,373,327
   All Cap Growth Trust -- 1,062,825 shares (cost $15,011,118)..................  16,314,369
   All Cap Value Trust -- 349,685 shares (cost $4,545,745)......................   5,084,421
   American Blue Chip Income & Growth Trust -- 164,783 shares (cost $2,490,723).   2,784,837
   American Growth Trust -- 491,510 shares (cost $7,649,909)....................   8,493,287
   American Growth-Income Trust -- 410,971 shares (cost $6,461,701).............   6,986,508
   American International Trust -- 433,348 shares (cost $7,425,647).............   8,393,946
   Balanced Trust...............................................................          --
   Blue Chip Growth Trust -- 2,348,297 shares (cost $37,985,142)................  39,592,296
   Capital Appreciation Trust -- 267,748 shares (cost $2,032,190)...............   2,353,509
   Classic Value Trust -- 14,913 shares (cost $196,879).........................     206,397
   Core Equity Trust -- 4,828 shares (cost $61,442).............................      68,707
   Core Value Trust -- 58,715 shares (cost $649,540)............................     697,529
   Diversified Bond Trust -- 1,532,886 shares (cost $16,293,599)................  16,555,166
   Dynamic Growth Trust -- 1,150,425 shares (cost $4,209,171)...................   5,568,057
   Emerging Growth Trust -- 37,312 shares (cost $587,089).......................     614,154
   Emerging Small Company Trust -- 1,996,853 shares (cost $54,766,955)..........  57,409,523
   Equity-Income Trust -- 3,371,315 shares (cost $49,352,992)...................  57,447,214
   Equity Index Trust -- 3,812,457 shares (cost $58,403,641)....................  56,576,862
   Financial Services Trust -- 164,127 shares (cost $1,905,867).................   2,297,778
   Fundamental Value Trust -- 701,637 shares (cost $8,770,834)..................   9,921,146
   Global Trust -- 821,946 shares (cost $9,659,471).............................  12,156,585
   Global Allocation Trust -- 140,944 shares (cost $1,331,639)..................   1,525,012
   Global Bond Trust -- 365,636 shares (cost $5,301,565)........................   5,945,240
   Global Equity Select Trust -- 7,458 shares (cost $87,958)....................     103,290
   Growth & Income Trust -- 2,117,035 shares (cost $54,875,776).................  48,840,004
   Health Sciences Trust -- 290,293 shares (cost $3,984,647)....................   4,482,118
   High Grade Bond Trust -- 52,813 shares (cost $723,413).......................     733,571
   High Yield Trust -- 1,438,042 shares (cost $14,026,528)......................  15,113,826
   Income & Value Trust -- 3,436,826 shares (cost $34,333,803)..................  37,770,719
   International Equity Select Trust -- 30,728 shares (cost $405,357)...........     492,570
   International Index Trust....................................................          --
   International Small Cap Trust -- 546,400 shares (cost $8,061,171)............   9,633,024
   International Stock Trust -- 2,011,515 shares (cost $17,892,400).............  22,347,931
   International Value Trust -- 1,155,292 shares (cost $14,222,842).............  17,098,318
   Investment Quality Bond Trust -- 1,979,674 shares (cost $23,390,406).........  24,567,760
   Large Cap Growth Trust -- 1,916,439 shares (cost $17,835,830)................  19,298,538
   Large Cap Value Trust -- 247,175 shares (cost $4,206,794)....................   4,644,416
   Lifestyle Aggressive 1000 Trust -- 985,237 shares (cost $10,234,067).........  12,404,137
   Lifestyle Balanced 640 Trust -- 2,930,781 shares (cost $34,190,026)..........  40,415,463
   Lifestyle Conservative 280 Trust -- 439,788 shares (cost $5,700,403).........   6,244,993
   Lifestyle Growth 820 Trust -- 4,165,664 shares (cost $48,250,368)............  55,819,902
   Lifestyle Moderate 460 Trust -- 635,867 shares (cost $7,707,121).............   8,774,966
   Mid Cap Core Trust -- 43,074 shares (cost $695,092)..........................     747,762
   Mid Cap Index Trust -- 467,592 shares (cost $6,082,929)......................   7,846,188

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004


Assets (continued)
Investments at fair value:
 Sub-accounts Invested in Manufacturers Investment Trust Portfolio:
   Mid Cap Stock Trust -- 690,470 shares (cost $7,522,761)..................... $    9,756,344
   Mid Cap Value Trust -- 918,673 shares (cost $13,442,172)....................     16,664,733
   Money Market Trust -- 7,852,391 shares (cost $78,523,906)...................     78,523,906
   Natural Resources Trust -- 154,247 shares (cost $3,009,361).................      3,387,254
   Overseas Trust -- 1,016,247 shares (cost $9,794,011)........................     10,833,196
   Pacific Rim Trust -- 1,027,215 shares (cost $8,348,704).....................      9,758,540
   Quantitative All Cap Trust -- 11,977 shares (cost $176,498).................        199,302
   Quantitative Equity Trust...................................................             --
   Quantitative Mid Cap Trust -- 88,903 shares (cost $935,706).................      1,148,626
   Quantitative Value Trust -- 1,058 shares (cost $14,156).....................         15,522
   Real Estate Securities Trust -- 1,692,840 shares (cost $27,175,740).........     45,385,043
   Real Return Bond Trust -- 122,651 shares (cost $1,653,625)..................      1,717,117
   Science & Technology Trust -- 1,859,589 shares (cost $17,298,122)...........     21,441,064
   Select Growth Trust -- 52,776 shares (cost $534,335)........................        561,534
   Small Cap Index Trust -- 508,757 shares (cost $6,146,438)...................      7,616,093
   Small Cap Opportunities Trust -- 178,505 shares (cost $3,654,430)...........      3,859,270
   Small Company Trust -- 4,484 shares (cost $67,381)..........................         68,244
   Small Company Blend Trust -- 578,338 shares (cost $5,692,634)...............      7,067,291
   Small Company Value Trust -- 975,013 shares (cost $14,784,385)..............     20,631,270
   Small-Mid Cap Trust -- 28,988 shares (cost $342,863)........................        376,551
   Small-Mid Cap Growth Trust -- 21,275 shares (cost $189,594).................        243,602
   Special Value Trust -- 64,249 shares (cost $937,305)........................      1,200,169
   Strategic Bond Trust -- 829,961 shares (cost $9,185,832)....................     10,001,024
   Strategic Growth Trust -- 333,720 shares (cost $2,980,524)..................      3,577,475
   Strategic Income Trust -- 3,823 shares (cost $50,291).......................         51,273
   Strategic Opportunities Trust -- 2,206,878 shares (cost $31,024,013)........     24,121,175
   Strategic Value Trust -- 121,516 shares (cost $1,265,994)...................      1,432,678
   Total Return Trust -- 1,292,093 shares (cost $18,065,441)...................     18,308,958
   Total Stock Market Index Trust -- 520,989 shares (cost $4,854,167)..........      5,762,135
   U.S. Global Leaders Growth Trust -- 9,340 shares (cost $118,826)............        123,009
   U.S. Government Securities Trust -- 1,079,649 shares (cost $14,995,752).....     15,039,513
   U.S. Large Cap Trust -- 3,824,336 shares (cost $47,649,982).................     53,540,709
   Utilities Trust -- 270,814 shares (cost $2,700,137).........................      3,271,438
   Value Trust -- 961,231 shares (cost $14,971,573)............................     18,811,290
 Sub-accounts invested in John Hancock Variable Series I Trust (VST) Portfolio:
   International Equity Index Fund -- 254,353 shares (cost $3,605,530).........      4,153,578
 Sub-accounts invested in PIMCO Variable Insurance Trust (VIT) Portfolio:
   All Asset Portfolio - 8,137 shares (cost $92,593)...........................         94,388
                                                                                --------------
Total assets................................................................... $1,116,682,829
                                                                                ==============
Contract Owners' Equity
Variable universal life insurance contracts.................................... $1,116,682,829
                                                                                ==============

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                                             Sub-Account
                                    -------------------------------------------------------------
                                                                                       All Asset
                                         500 Index Trust      Aggressive Growth Trust  Portfolio
                                    ------------------------  ----------------------  ------------
                                     Year Ended   Year Ended  Year Ended  Year Ended  Period Ended
                                     Dec. 31/04   Dec. 31/03  Dec. 31/04  Dec. 31/03  Dec. 31/04##
                                    -----------  -----------  ----------  ----------  ------------
Income:
Net investment income during the
  year............................. $   284,237  $   152,383  $       --  $       --    $ 2,494
Net realized gain (loss) during
  the year.........................     106,468     (820,144)   (784,609)   (659,459)        78
Unrealized appreciation
  (depreciation) during the year...   3,024,533    5,562,496   1,517,151   2,671,678      1,795
                                    -----------  -----------  ----------  ----------    -------
Net increase (decrease) in assets
  from operations..................   3,415,238    4,894,735     732,542   2,012,219      4,367
                                    -----------  -----------  ----------  ----------    -------
Changes from principal
  transactions:
  Transfer of net premiums.........   5,295,195    4,140,522   1,083,587   1,120,426     11,135
  Transfer on terminations.........  (2,489,467)  (2,063,017)   (708,367)   (761,558)    (1,785)
  Transfer on policy loans.........     (83,606)      11,958     (43,490)    (27,249)        --
  Net interfund transfers..........   5,652,793    5,725,291    (707,109)    446,280     80,671
                                    -----------  -----------  ----------  ----------    -------
Net increase (decrease) in assets
  from principal transactions......   8,374,915    7,814,754    (375,379)    777,899     90,021
                                    -----------  -----------  ----------  ----------    -------
Total increase (decrease) in assets  11,790,153   12,709,489     357,163   2,790,118     94,388
Assets beginning of year...........  26,754,612   14,045,123   8,292,221   5,502,103         --
                                    -----------  -----------  ----------  ----------    -------
Assets end of year................. $38,544,765  $26,754,612  $8,649,384  $8,292,221    $94,388
                                    ===========  ===========  ==========  ==========    =======

                                                                           Sub-Account
                                                       --------------------------------------------------
                                                          All Cap Core Trust       All Cap Growth Trust
                                                       ------------------------  ------------------------
                                                        Year Ended   Year Ended   Year Ended   Year Ended
                                                        Dec. 31/04   Dec. 31/03   Dec. 31/04   Dec. 31/03
                                                       -----------  -----------  -----------  -----------
Income:
Net investment income during the year................. $    65,402  $        --  $        --  $        --
Net realized gain (loss) during the year..............  (1,261,350)  (2,404,865)  (1,712,430)  (2,344,091)
Unrealized appreciation (depreciation) during the year   3,526,393    5,806,054    2,707,840    6,197,226
                                                       -----------  -----------  -----------  -----------
Net increase (decrease) in assets from operations.....   2,330,445    3,401,189      995,410    3,853,135
                                                       -----------  -----------  -----------  -----------
Changes from principal transactions:
 Transfer of net premiums.............................   1,853,860    2,255,194    1,561,554    1,993,484
 Transfer on terminations.............................  (1,876,508)  (1,594,925)  (2,108,485)  (1,704,625)
 Transfer on policy loans.............................      17,260       21,008       (7,015)     (25,210)
 Net interfund transfers..............................    (282,698)    (363,399)    (918,597)     586,487
                                                       -----------  -----------  -----------  -----------
Net increase (decrease) in assets from principal
  transactions........................................    (288,086)     317,878   (1,472,543)     850,136
                                                       -----------  -----------  -----------  -----------
Total increase (decrease) in assets...................   2,042,359    3,719,067     (477,133)   4,703,271
Assets beginning of year..............................  14,330,968   10,611,901   16,791,502   12,088,231
                                                       -----------  -----------  -----------  -----------
Assets end of year.................................... $16,373,327  $14,330,968  $16,314,369  $16,791,502
                                                       ===========  ===========  ===========  ===========

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                      Sub-Account
                                    -----------------------------------------------
                                                               American Blue Chip
                                      All Cap Value Trust    Income & Growth Trust
                                    ----------------------  -----------------------
                                    Year Ended  Year Ended  Year Ended  Period Ended
                                    Dec. 31/04  Dec. 31/03  Dec. 31/04  Dec. 31/03+
                                    ----------  ----------  ----------  ------------
Income:
Net investment income during the
  year............................. $   18,901  $      973  $       --   $       --
Net realized gain (loss) during
  the year.........................    598,993     (15,257)     12,832          870
Unrealized appreciation
  (depreciation) during the year...    (23,649)    626,558     206,496       87,618
                                    ----------  ----------  ----------   ----------
Net increase (decrease) in assets
  from operations..................    594,245     612,274     219,328       88,488
                                    ----------  ----------  ----------   ----------
Changes from principal
  transactions:
  Transfer of net premiums.........    646,423     267,901     259,584       45,722
  Transfer on terminations.........   (448,726)   (118,683)   (120,467)     (13,937)
  Transfer on policy loans.........    (10,977)     (2,448)         (2)          --
  Net interfund transfers..........    707,912   2,087,605   1,349,772      956,349
                                    ----------  ----------  ----------   ----------
Net increase (decrease) in assets
  from principal transactions......    894,632   2,234,375   1,488,887      988,134
                                    ----------  ----------  ----------   ----------
Total increase (decrease) in assets  1,488,877   2,846,649   1,708,215    1,076,622
Assets beginning of year...........  3,595,544     748,895   1,076,622           --
                                    ----------  ----------  ----------   ----------
Assets end of year................. $5,084,421  $3,595,544  $2,784,837   $1,076,622
                                    ==========  ==========  ==========   ==========

                                                       Sub-Account
                                    ----------------------------------------------------
                                     American Growth Trust   American Growth-Income Trust
                                    -----------------------  ---------------------------
                                    Year Ended  Period Ended Year Ended    Period Ended
                                    Dec. 31/04  Dec. 31/03+  Dec. 31/04    Dec. 31/03+
                                    ----------  ------------ ----------    ------------
Income:
Net investment income during the
  year............................. $    1,148   $       --  $   12,418     $       --
Net realized gain (loss) during
  the year.........................     40,004        3,619      21,757            312
Unrealized appreciation
  (depreciation) during the year...    714,501      128,876     452,313         72,494
                                    ----------   ----------   ----------    ----------
Net increase (decrease) in assets
  from operations..................    755,653      132,495     486,488         72,806
                                    ----------   ----------   ----------    ----------
Changes from principal
  transactions:
  Transfer of net premiums.........    774,319       65,921     552,072        133,897
  Transfer on terminations.........   (338,787)     (27,538)   (213,275)       (12,219)
  Transfer on policy loans.........    (42,208)          --     (13,720)            --
  Net interfund transfers..........  5,431,487    1,741,945   5,007,521        972,938
                                    ----------   ----------   ----------    ----------
Net increase (decrease) in assets
  from principal transactions......  5,824,811    1,780,328   5,332,598      1,094,616
                                    ----------   ----------   ----------    ----------
Total increase (decrease) in assets  6,580,464    1,912,823   5,819,086      1,167,422
Assets beginning of year...........  1,912,823           --   1,167,422             --
                                    ----------   ----------   ----------    ----------
Assets end of year................. $8,493,287   $1,912,823  $6,986,508     $1,167,422
                                    ==========   ==========   ==========    ==========

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                     Sub-Account
                                 ------------------------------------------------------
                                 American International Trust       Balanced Trust
                                 ---------------------------  -------------------------
                                 Year Ended    Period Ended    Year Ended    Year Ended
                                 Dec. 31/04    Dec. 31/03+     Dec. 31/04x   Dec. 31/03
                                 ----------    ------------   ------------  -----------
Income:
Net investment income during
  the year...................... $   87,401     $       --    $    626,804  $   570,555
Net realized gain (loss) during
  the year......................    175,312        237,233      (8,642,775)  (1,112,206)
Unrealized appreciation
  (depreciation) during the year    839,486        128,813       7,907,691    3,700,193
                                  ----------    ----------    ------------  -----------
Net increase (decrease) in
  assets from operations........  1,102,199        366,046        (108,280)   3,158,542
                                  ----------    ----------    ------------  -----------
Changes from principal
  transactions:
  Transfer of net premiums......    947,301        130,321         880,114    2,350,683
  Transfer on terminations......   (403,701)       (35,965)     (1,116,396)  (3,301,237)
  Transfer on policy loans......       (207)           (46)         81,468       (6,765)
Net interfund transfers.........  4,279,708      2,008,290     (24,987,125)     (15,655)
                                  ----------    ----------    ------------  -----------
Net increase (decrease) in
  assets from
  principal transactions........  4,823,101      2,102,600     (25,141,939)    (972,974)
                                  ----------    ----------    ------------  -----------
Total increase (decrease) in
  assets........................  5,925,300      2,468,646     (25,250,219)   2,185,568
Assets beginning of year........  2,468,646             --      25,250,219   23,064,651
                                  ----------    ----------    ------------  -----------
Assets end of year.............. $8,393,946     $2,468,646    $         --  $25,250,219
                                  ==========    ==========    ============  ===========

                                                    Sub-Account
                                 ---------------------------------------------------
                                  Blue Chip Growth Trust   Capital Appreciation Trust
                                 ------------------------  -------------------------
                                  Year Ended   Year Ended  Year Ended    Year Ended
                                  Dec. 31/04   Dec. 31/03  Dec. 31/04    Dec. 31/03
                                 -----------  -----------  ----------    ----------
Income:
Net investment income during
  the year...................... $    42,252  $    14,407  $       --    $       --
Net realized gain (loss) during
  the year......................  (1,873,810)  (2,268,549)     41,916       (61,067)
Unrealized appreciation
  (depreciation) during the year   5,129,845   10,853,369     163,567       276,726
                                 -----------  -----------   ----------   ----------
Net increase (decrease) in
  assets from operations........   3,298,287    8,599,227     205,483       215,659
                                 -----------  -----------   ----------   ----------
Changes from principal
  transactions:
  Transfer of net premiums......   4,272,608    4,664,861     406,502       298,008
  Transfer on terminations......  (4,496,082)  (4,563,911)   (107,332)      (50,965)
  Transfer on policy loans......     (68,536)    (114,420)        263        (5,562)
  Net interfund transfers.......    (834,110)    (928,023)    476,611       338,120
                                 -----------  -----------   ----------   ----------
Net increase (decrease) in
  assets from
  principal transactions........  (1,126,120)    (941,493)    776,044       579,601
                                 -----------  -----------   ----------   ----------
Total increase (decrease) in
  assets........................   2,172,167    7,657,734     981,527       795,260
Assets beginning of year........  37,420,129   29,762,395   1,371,982       576,722
                                 -----------  -----------   ----------   ----------
Assets end of year.............. $39,592,296  $37,420,129  $2,353,509    $1,371,982
                                 ===========  ===========   ==========   ==========

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.
x Terminated as an investment option and funds transferred to Income & Value Trust on May 3, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                            Sub-Account
                                    ----------------------------------------------------------
                                    Classic Value Trust Core Equity Trust   Core Value Trust
                                    ------------------- ----------------- --------------------
                                       Period Ended       Period Ended    Year Ended Year Ended
                                       Dec. 31/04##       Dec. 31/04##    Dec. 31/04 Dec. 31/03
                                    ------------------- ----------------- ---------- ----------
Income:
Net investment income during the
  year.............................      $  1,086            $    --       $  2,790   $  1,751
Net realized gain (loss) during
  the year.........................         3,160                 20         52,499     (9,119)
Unrealized appreciation
  (depreciation) during the year...         9,518              7,265        (31,415)   100,193
                                         --------            -------       --------   --------
Net increase (decrease) in assets
  from operations..................        13,764              7,285         23,874     92,825
                                         --------            -------       --------   --------
Changes from principal
  transactions:
  Transfer of net premiums.........        24,143             12,600        180,577    174,169
  Transfer on terminations.........        (5,954)            (1,054)       (85,745)   (99,100)
  Transfer on policy loans.........            --                 --         17,327    (17,372)
  Net interfund transfers..........       174,444             49,876        (29,604)   210,476
                                         --------            -------       --------   --------
Net increase (decrease) in assets
  from principal transactions......       192,633             61,422         82,555    268,173
                                         --------            -------       --------   --------
Total increase (decrease) in assets       206,397             68,707        106,429    360,998
Assets beginning of year...........            --                 --        591,100    230,102
                                         --------            -------       --------   --------
Assets end of year.................      $206,397            $68,707       $697,529   $591,100
                                         ========            =======       ========   ========

                                                       Sub-Account
                                    ------------------------------------------------
                                     Diversified Bond Trust    Dynamic Growth Trust
                                    ------------------------  ----------------------
                                     Year Ended   Year Ended  Year Ended  Year Ended
                                     Dec. 31/04   Dec. 31/03  Dec. 31/04  Dec. 31/03
                                    -----------  -----------  ----------  ----------
Income:
Net investment income during the
  year............................. $   674,293  $   690,479  $       --  $       --
Net realized gain (loss) during
  the year.........................      54,067       69,605      94,774    (661,927)
Unrealized appreciation
  (depreciation) during the year...    (128,580)     (93,802)    409,886   1,742,645
                                    -----------  -----------  ----------  ----------
Net increase (decrease) in assets
  from operations..................     599,780      666,282     504,660   1,080,718
                                    -----------  -----------  ----------  ----------
Changes from principal
  transactions:
  Transfer of net premiums.........   1,816,476    1,661,910     576,532     658,888
  Transfer on terminations.........  (1,518,570)  (1,073,002)   (412,016)   (373,666)
  Transfer on policy loans.........     (55,947)     (11,666)    (18,434)    (20,510)
  Net interfund transfers..........     222,772    1,045,662     (96,425)  2,076,483
                                    -----------  -----------  ----------  ----------
Net increase (decrease) in assets
  from principal transactions......     464,731    1,622,904      49,657   2,341,195
                                    -----------  -----------  ----------  ----------
Total increase (decrease) in assets   1,064,511    2,289,186     554,317   3,421,913
Assets beginning of year...........  15,490,655   13,201,469   5,013,740   1,591,827
                                    -----------  -----------  ----------  ----------
Assets end of year................. $16,555,166  $15,490,655  $5,568,057  $5,013,740
                                    ===========  ===========  ==========  ==========

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                       Sub-Account
                                    ---------------------------------------------------
                                     Emerging Growth Trust  Emerging Small Company Trust
                                    ----------------------  ---------------------------
                                    Year Ended Period Ended  Year Ended     Year Ended
                                    Dec. 31/04 Dec. 31/03^   Dec. 31/04     Dec. 31/03
                                    ---------- ------------  -----------   -----------
Income:
Net investment income during the
  year.............................  $  9,432    $  9,180   $        --    $        --
Net realized gain (loss) during
  the year.........................      (492)      5,046     2,043,668        167,110
Unrealized appreciation
  (depreciation) during the year...    25,791       1,275     4,035,308     17,132,657
                                     --------    --------    -----------   -----------
Net increase (decrease) in assets
  from operations..................    34,731      15,501     6,078,976     17,299,767
                                     --------    --------    -----------   -----------
Changes from principal
  transactions:
  Transfer of net premiums.........    44,258      15,451     4,325,459      5,042,088
  Transfer on terminations.........   (10,233)    (19,021)   (9,073,429)    (7,060,618)
  Transfer on policy loans.........        --          --         7,548       (143,229)
  Net interfund transfers..........   300,095     233,372    (2,778,826)    (2,223,488)
                                     --------    --------    -----------   -----------
Net increase (decrease) in assets
  from principal transactions......   334,120     229,802    (7,519,248)    (4,385,247)
                                     --------    --------    -----------   -----------
Total increase (decrease) in assets   368,851     245,303    (1,440,272)    12,914,520
Assets beginning of year...........   245,303          --    58,849,795     45,935,275
                                     --------    --------    -----------   -----------
Assets end of year.................  $614,154    $245,303   $57,409,523    $58,849,795
                                     ========    ========    ===========   ===========

                                                        Sub-Account
                                    --------------------------------------------------
                                       Equity-Income Trust       Equity Index Trust
                                    ------------------------  ------------------------
                                     Year Ended   Year Ended   Year Ended   Year Ended
                                     Dec. 31/04   Dec. 31/03   Dec. 31/04   Dec. 31/03
                                    -----------  -----------  -----------  -----------
Income:
Net investment income during the
  year............................. $ 1,220,280  $ 1,315,200  $   701,130  $   746,763
Net realized gain (loss) during
  the year.........................    (546,720)  (1,032,949)  (2,169,316)  (3,347,772)
Unrealized appreciation
  (depreciation) during the year...   6,666,830    9,139,351    6,868,237   15,656,083
                                    -----------  -----------  -----------  -----------
Net increase (decrease) in assets
  from operations..................   7,340,390    9,421,602    5,400,051   13,055,074
                                    -----------  -----------  -----------  -----------
Changes from principal
  transactions:
  Transfer of net premiums.........   5,027,739    4,033,321    4,412,156    5,885,463
  Transfer on terminations.........  (4,805,750)  (3,419,484)  (7,075,663)  (8,133,620)
  Transfer on policy loans.........    (348,449)    (161,243)     372,409     (172,984)
  Net interfund transfers..........   1,866,789    4,863,267   (2,422,944)  (4,383,306)
                                    -----------  -----------  -----------  -----------
Net increase (decrease) in assets
  from principal transactions......   1,740,329    5,315,861   (4,714,042)  (6,804,447)
                                    -----------  -----------  -----------  -----------
Total increase (decrease) in assets   9,080,719   14,737,463      686,009    6,250,627
Assets beginning of year...........  48,366,495   33,629,032   55,890,853   49,640,226
                                    -----------  -----------  -----------  -----------
Assets end of year................. $57,447,214  $48,366,495  $56,576,862  $55,890,853
                                    ===========  ===========  ===========  ===========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                      Sub-Account
                                    ----------------------------------------------
                                    Financial Services Trust Fundamental Value Trust
                                    ----------------------   ----------------------
                                    Year Ended   Year Ended  Year Ended  Year Ended
                                    Dec. 31/04   Dec. 31/03  Dec. 31/04  Dec. 31/03
                                    ----------   ----------  ----------  ----------
Income:
Net investment income during the
  year............................. $    6,255   $    1,395  $   48,758  $   13,512
Net realized gain (loss) during
  the year.........................     27,449      (10,586)    797,020     (36,960)
Unrealized appreciation
  (depreciation) during the year...    168,405      286,037      43,396   1,577,727
                                    ----------   ----------  ----------  ----------
Net increase (decrease) in assets
  from operations..................    202,109      276,846     889,174   1,554,279
                                    ----------   ----------  ----------  ----------
Changes from principal
  transactions:
  Transfer of net premiums.........    389,527      215,712     873,964     676,486
  Transfer on terminations.........   (157,011)    (112,374)   (622,193)   (458,383)
  Transfer on policy loans.........     (2,238)      (3,592)    (30,867)    (16,852)
  Net interfund transfers..........    359,255      550,038   1,275,969   1,619,321
                                    ----------   ----------  ----------  ----------
Net increase (decrease) in assets
  from principal transactions......    589,533      649,784   1,496,873   1,820,572
                                    ----------   ----------  ----------  ----------
Total increase (decrease) in assets    791,642      926,630   2,386,047   3,374,851
Assets beginning of year...........  1,506,136      579,506   7,535,099   4,160,248
                                    ----------   ----------  ----------  ----------
Assets end of year................. $2,297,778   $1,506,136  $9,921,146  $7,535,099
                                    ==========   ==========  ==========  ==========

                                                      Sub-Account
                                    -----------------------------------------------
                                          Global Trust        Global Allocation Trust
                                    ------------------------  ---------------------
                                     Year Ended   Year Ended  Year Ended   Year Ended
                                     Dec. 31/04   Dec. 31/03  Dec. 31/04   Dec. 31/03
                                    -----------  -----------  ----------   ----------
Income:
Net investment income during the
  year............................. $   189,821  $    86,646  $   11,177    $  2,599
Net realized gain (loss) during
  the year.........................     479,816      591,733     (16,157)    (22,631)
Unrealized appreciation
  (depreciation) during the year...     939,172    1,756,806     165,039     181,436
                                    -----------  -----------  ----------    --------
Net increase (decrease) in assets
  from operations..................   1,608,809    2,435,185     160,059     161,404
                                    -----------  -----------  ----------    --------
Changes from principal
  transactions:
  Transfer of net premiums.........     891,165    1,190,121     239,747     145,688
  Transfer on terminations.........  (1,223,714)  (1,013,536)   (108,337)    (63,097)
  Transfer on policy loans.........     (51,161)     (13,112)    (47,599)       (179)
  Net interfund transfers..........     (44,549)    (458,310)    375,559     143,422
                                    -----------  -----------  ----------    --------
Net increase (decrease) in assets
  from principal transactions......    (428,259)    (294,837)    459,370     225,834
                                    -----------  -----------  ----------    --------
Total increase (decrease) in assets   1,180,550    2,140,348     619,429     387,238
Assets beginning of year...........  10,976,035    8,835,687     905,583     518,345
                                    -----------  -----------  ----------    --------
Assets end of year................. $12,156,585  $10,976,035  $1,525,012    $905,583
                                    ===========  ===========  ==========    ========

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                     Sub-Account
                                    -------------------------------------------------
                                       Global Bond Trust    Global Equity Select Trust
                                    ----------------------  -------------------------
                                    Year Ended  Year Ended  Year Ended    Year Ended
                                    Dec. 31/04  Dec. 31/03  Dec. 31/04    Dec. 31/03
                                    ----------  ----------  ----------    ----------
Income:
Net investment income during the
  year............................. $  186,105  $  113,246   $  1,311      $    698
Net realized gain (loss) during
  the year.........................    162,107     156,125      1,745        (1,207)
Unrealized appreciation
  (depreciation) during the year...    195,726     229,024      7,871        10,581
                                    ----------  ----------   --------      --------
Net increase (decrease) in assets
  from operations..................    543,938     498,395     10,927        10,072
                                    ----------  ----------   --------      --------
Changes from principal
  transactions:
  Transfer of net premiums.........    782,378     627,664     17,234        16,118
  Transfer on terminations.........   (508,247)   (481,088)    (9,901)      (10,158)
  Transfer on policy loans.........    (30,097)     (4,386)     9,753        (9,648)
  Net interfund transfers..........    708,657   1,237,597     20,940        19,565
                                    ----------  ----------   --------      --------
Net increase (decrease) in assets
  from principal transactions......    952,691   1,379,787     38,026        15,877
                                    ----------  ----------   --------      --------
Total increase (decrease) in assets  1,496,629   1,878,182     48,953        25,949
Assets beginning of year...........  4,448,611   2,570,429     54,337        28,388
                                    ----------  ----------   --------      --------
Assets end of year................. $5,945,240  $4,448,611   $103,290      $ 54,337
                                    ==========  ==========   ========      ========

                                                       Sub-Account
                                    ------------------------------------------------
                                      Growth & Income Trust    Health Sciences Trust
                                    ------------------------  ----------------------
                                     Year Ended   Year Ended  Year Ended  Year Ended
                                     Dec. 31/04   Dec. 31/03  Dec. 31/04  Dec. 31/03
                                    -----------  -----------  ----------  ----------
Income:
Net investment income during the
  year............................. $   415,204  $   419,344  $       --  $       --
Net realized gain (loss) during
  the year.........................  (1,148,448)    (946,529)    292,346      57,069
Unrealized appreciation
  (depreciation) during the year...   3,834,178   10,986,207     188,581     545,340
                                    -----------  -----------  ----------  ----------
Net increase (decrease) in assets
  from operations..................   3,100,934   10,459,022     480,927     602,409
                                    -----------  -----------  ----------  ----------
Changes from principal
  transactions:
  Transfer of net premiums.........   4,571,700    4,981,780     494,199     271,070
  Transfer on terminations.........  (6,444,878)  (4,761,150)   (257,048)   (170,996)
  Transfer on policy loans.........    (165,532)    (150,095)    (10,367)    (21,584)
  Net interfund transfers..........  (1,806,491)    (468,577)    977,771     908,922
                                    -----------  -----------  ----------  ----------
Net increase (decrease) in assets
  from principal transactions......  (3,845,201)    (398,042)  1,204,555     987,412
                                    -----------  -----------  ----------  ----------
Total increase (decrease) in assets    (744,267)  10,060,980   1,685,482   1,589,821
Assets beginning of year...........  49,584,271   39,523,291   2,796,636   1,206,815
                                    -----------  -----------  ----------  ----------
Assets end of year................. $48,840,004  $49,584,271  $4,482,118  $2,796,636
                                    ===========  ===========  ==========  ==========

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                      Sub-Account
                                    ----------------------------------------------
                                    High Grade Bond Trust     High Yield Trust
                                    --------------------  ------------------------
                                    Year Ended Year Ended  Year Ended   Year Ended
                                    Dec. 31/04 Dec. 31/03  Dec. 31/04   Dec. 31/03
                                    ---------- ---------- -----------  -----------
Income:
Net investment income during the
  year............................. $  15,677  $     177  $   723,991  $   638,102
Net realized gain (loss) during
  the year.........................       605     21,919    1,152,224      472,995
Unrealized appreciation
  (depreciation) during the year...     5,756    (11,849)    (120,533)   1,331,831
                                    ---------  ---------  -----------  -----------
Net increase (decrease) in assets
  from operations..................    22,038     10,247    1,755,682    2,442,928
                                    ---------  ---------  -----------  -----------
Changes from principal
  transactions:
  Transfer of net premiums.........   211,755    372,592    1,383,921    1,061,404
  Transfer on terminations.........  (100,474)  (273,926)  (1,647,381)  (1,728,458)
  Transfer on policy loans.........    16,328    (16,562)      (7,929)     (47,040)
  Net interfund transfers..........   116,279     (8,201)    (109,602)   3,798,700
                                    ---------  ---------  -----------  -----------
Net increase (decrease) in assets
  from principal transactions......   243,888     73,903     (380,991)   3,084,606
                                    ---------  ---------  -----------  -----------
Total increase (decrease) in assets   265,926     84,150    1,374,691    5,527,534
Assets beginning of year...........   467,645    383,495   13,739,135    8,211,601
                                    ---------  ---------  -----------  -----------
Assets end of year................. $ 733,571  $ 467,645  $15,113,826  $13,739,135
                                    =========  =========  ===========  ===========

                                                                Sub-Account
                                    -------------------------------------------------------------------
                                                              International Equity International Equity
                                      Income & Value Trust         Index Fund          Select Trust
                                    ------------------------  -------------------- --------------------
                                     Year Ended   Year Ended      Period Ended     Year Ended Year Ended
                                     Dec. 31/04   Dec. 31/03      Dec. 31/04##     Dec. 31/04 Dec. 31/03
                                    -----------  -----------  -------------------- ---------- ----------
Income:
Net investment income during the
  year............................. $   183,061  $   255,324       $   12,655       $  2,655   $     --
Net realized gain (loss) during
  the year.........................     299,314   (1,013,951)           1,228         22,379     (4,373)
Unrealized appreciation
  (depreciation) during the year...   2,320,695    3,699,492          548,048         44,184     46,367
                                    -----------  -----------       ----------       --------   --------
Net increase (decrease) in assets
  from operations..................   2,803,070    2,940,865          561,931         69,218     41,994
                                    -----------  -----------       ----------       --------   --------
Changes from principal
  transactions:
  Transfer of net premiums.........   2,705,010    1,850,446          237,967        155,633     63,130
  Transfer on terminations.........  (4,394,860)  (1,218,095)        (177,274)       (64,551)   (19,191)
  Transfer on policy loans.........     (37,622)      (9,741)            (650)          (314)        --
  Net interfund transfers..........  23,415,977   (2,235,140)       3,531,604         68,755    110,046
                                    -----------  -----------       ----------       --------   --------
Net increase (decrease) in assets
  from principal transactions......  21,688,505   (1,612,530)       3,591,647        159,523    153,985
                                    -----------  -----------       ----------       --------   --------
Total increase (decrease) in assets  24,491,575    1,328,335        4,153,578        228,741    195,979
Assets beginning of year...........  13,279,144   11,950,809               --        263,829     67,850
                                    -----------  -----------       ----------       --------   --------
Assets end of year................. $37,770,719  $13,279,144       $4,153,578       $492,570   $263,829
                                    ===========  ===========       ==========       ========   ========

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                            Sub-Account
                                    -----------------------------------------------------------------
                                         International Index Trust       International Small Cap Trust
                                    -----------------------------------  ----------------------------
                                           Year Ended        Year Ended  Year Ended     Year Ended
                                    Dec. 31/04(greater than) Dec. 31/03  Dec. 31/04     Dec. 31/03
                                    ------------------------ ----------  ----------     ----------
Income:
Net investment income during the
  year.............................       $    32,883        $   28,667  $   10,413     $       --
Net realized gain (loss) during
  the year.........................           205,655           235,614     494,837      2,775,909
Unrealized appreciation
  (depreciation) during the year...          (157,172)          345,582   1,132,321        541,790
                                          -----------        ----------   ----------     ----------
Net increase (decrease) in assets
  from operations..................            81,366           609,863   1,637,571      3,317,699
                                          -----------        ----------   ----------     ----------
Changes from principal
  transactions:
  Transfer of net premiums.........           210,808           281,432     697,884        641,255
  Transfer on terminations.........          (109,150)         (240,573)   (783,203)      (672,658)
  Transfer on policy loans.........           (15,049)              317       8,235         18,463
  Net interfund transfers..........        (2,454,171)          621,716     (94,067)       916,739
                                          -----------        ----------   ----------     ----------
Net increase (decrease) in assets
  from principal transactions......        (2,367,562)          662,892    (171,151)       903,799
                                          -----------        ----------   ----------     ----------
Total increase (decrease) in assets        (2,286,196)        1,272,755   1,466,420      4,221,498
Assets beginning of year...........         2,286,196         1,013,441   8,166,604      3,945,106
                                          -----------        ----------   ----------     ----------
Assets end of year.................       $        --        $2,286,196  $9,633,024     $8,166,604
                                          ===========        ==========   ==========     ==========

                                                                 Sub-Account
                                    ---------------------------------------------------------------------
                                                                                             Internet
                                    International Stock Trust International Value Trust Technologies Trust
                                    ------------------------  ------------------------  ------------------
                                     Year Ended   Year Ended   Year Ended   Year Ended      Year Ended
                                     Dec. 31/04   Dec. 31/03   Dec. 31/04   Dec. 31/03     Dec. 31/03#
                                    -----------  -----------  -----------  -----------  ------------------
Income:
Net investment income during the
  year............................. $   180,084  $    89,494  $   149,719  $    54,352     $        --
Net realized gain (loss) during
  the year.........................   1,043,146    2,857,679      503,034    2,316,009         114,850
Unrealized appreciation
  (depreciation) during the year...   1,837,527    2,464,644    2,108,841      896,596          71,290
                                    -----------  -----------  -----------  -----------     -----------
Net increase (decrease) in assets
  from operations..................   3,060,757    5,411,817    2,761,594    3,266,957         186,140
                                    -----------  -----------  -----------  -----------     -----------
Changes from principal
  transactions:
  Transfer of net premiums.........   2,052,725    2,286,316    1,730,870      969,698          36,833
  Transfer on terminations.........  (2,589,490)  (2,165,225)  (1,401,465)    (506,839)        (30,696)
  Transfer on policy loans.........      56,329     (223,437)        (498)      32,478           2,844
  Net interfund transfers..........  (1,759,421)    (762,367)   3,598,149    2,061,196      (1,167,964)
                                    -----------  -----------  -----------  -----------     -----------
Net increase (decrease) in assets
  from principal transactions......  (2,239,857)    (864,713)   3,927,056    2,556,533      (1,158,983)
                                    -----------  -----------  -----------  -----------     -----------
Total increase (decrease) in assets     820,900    4,547,104    6,688,650    5,823,490        (972,843)
Assets beginning of year...........  21,527,031   16,979,927   10,409,668    4,586,178         972,843
                                    -----------  -----------  -----------  -----------     -----------
Assets end of year................. $22,347,931  $21,527,031  $17,098,318  $10,409,668     $        --
                                    ===========  ===========  ===========  ===========     ===========

(greater than) Terminated as an investment option and funds transferred to International Equity Index Fund on June 18, 2004.
# Terminated as an investment option and funds transferred to Science & Technology Trust on May 2, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                        Sub-Account
                                    ------------------------------------------------------
                                    Investment Quality Bond Trust  Large Cap Growth Trust
                                    ----------------------------  ------------------------
                                     Year Ended     Year Ended     Year Ended   Year Ended
                                     Dec. 31/04     Dec. 31/03     Dec. 31/04   Dec. 31/03
                                     -----------    -----------   -----------  -----------
Income:
Net investment income during the
  year............................. $ 1,467,561    $ 1,284,446    $    51,708  $    39,647
Net realized gain (loss) during
  the year.........................     289,748        304,780     (2,526,261)  (1,706,515)
Unrealized appreciation
  (depreciation) during the year...    (601,883)       240,181      3,524,578    5,339,625
                                     -----------    -----------   -----------  -----------
Net increase (decrease) in assets
  from operations..................   1,155,426      1,829,407      1,050,025    3,672,757
                                     -----------    -----------   -----------  -----------
Changes from principal
  transactions:
  Transfer of net premiums.........   2,063,472      2,315,853      2,202,391    2,360,591
  Transfer on terminations.........  (3,499,259)    (3,566,057)    (2,298,470)  (2,426,758)
  Transfer on policy loans.........     (15,981)       (69,382)       (53,277)     (32,084)
  Net interfund transfers..........    (233,187)    (1,172,474)       412,238      814,438
                                     -----------    -----------   -----------  -----------
Net increase (decrease) in assets
  from principal transactions......  (1,684,955)    (2,492,060)       262,882      716,187
                                     -----------    -----------   -----------  -----------
Total increase (decrease) in assets    (529,529)      (662,653)     1,312,907    4,388,944
Assets beginning of year...........  25,097,289     25,759,942     17,985,631   13,596,687
                                     -----------    -----------   -----------  -----------
Assets end of year................. $24,567,760    $25,097,289    $19,298,538  $17,985,631
                                     ===========    ===========   ===========  ===========

                                                       Sub-Account
                                    -------------------------------------------------------
                                     Large Cap Value Trust   Lifestyle Aggressive 1000 Trust
                                    -----------------------  ------------------------------
                                    Year Ended  Period Ended  Year Ended      Year Ended
                                    Dec. 31/04  Dec. 31/03^   Dec. 31/04      Dec. 31/03
                                    ----------  ------------  -----------     -----------
Income:
Net investment income during the
  year............................. $   45,834   $   10,635  $    63,422     $    23,063
Net realized gain (loss) during
  the year.........................    327,438       30,115     (276,996)       (317,681)
Unrealized appreciation
  (depreciation) during the year...    372,642       64,980    1,883,797       2,201,562
                                    ----------   ----------   -----------     -----------
Net increase (decrease) in assets
  from operations..................    745,914      105,730    1,670,223       1,906,944
                                    ----------   ----------   -----------     -----------
Changes from principal
  transactions:
  Transfer of net premiums.........    321,845       43,117    2,128,907       1,633,933
  Transfer on terminations.........   (355,260)     (14,043)  (1,439,778)     (1,039,563)
  Transfer on policy loans.........         --           --      (64,806)        (12,078)
  Net interfund transfers..........  2,357,285    1,439,828    2,565,484         216,797
                                    ----------   ----------   -----------     -----------
Net increase (decrease) in assets
  from principal transactions......  2,323,870    1,468,902    3,189,807         799,089
                                    ----------   ----------   -----------     -----------
Total increase (decrease) in assets  3,069,784    1,574,632    4,860,030       2,706,033
Assets beginning of year...........  1,574,632           --    7,544,107       4,838,074
                                    ----------   ----------   -----------     -----------
Assets end of year................. $4,644,416   $1,574,632  $12,404,137     $ 7,544,107
                                    ==========   ==========   ===========     ===========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                       Sub-Account
                                    ------------------------------------------------------------
                                    Lifestyle Balanced 640 Trust Lifestyle Conservative 280 Trust
                                    ---------------------------  -------------------------------
                                     Year Ended     Year Ended   Year Ended       Year Ended
                                     Dec. 31/04     Dec. 31/03   Dec. 31/04       Dec. 31/03
                                     -----------   -----------   ----------        -----------
Income:
Net investment income during the
  year............................. $   682,850    $   492,307   $  227,269      $   196,250
Net realized gain (loss) during
  the year.........................    (242,625)      (633,244)      87,376           87,078
Unrealized appreciation
  (depreciation) during the year...   4,130,926      4,888,847      179,996          344,580
                                     -----------   -----------     ----------      -----------
Net increase (decrease) in assets
  from operations..................   4,571,151      4,747,910      494,641          627,908
                                     -----------   -----------     ----------      -----------
Changes from principal
  transactions:
  Transfer of net premiums.........   5,951,999      2,988,343      408,562          740,860
  Transfer on terminations.........  (3,963,863)    (2,773,049)    (562,412)      (1,299,672)
  Transfer on policy loans.........    (237,313)       (59,951)      (5,102)            (296)
  Net interfund transfers..........   6,378,910      5,481,360      142,540        3,905,325
                                     -----------   -----------     ----------      -----------
Net increase (decrease) in assets
  from principal transactions......   8,129,733      5,636,703      (16,412)       3,346,217
                                     -----------   -----------     ----------      -----------
Total increase (decrease) in assets  12,700,884     10,384,613      478,229        3,974,125
Assets beginning of year...........  27,714,579     17,329,966    5,766,764        1,792,639
                                     -----------   -----------     ----------      -----------
Assets end of year................. $40,415,463    $27,714,579   $6,244,993      $ 5,766,764
                                     ===========   ===========     ==========      ===========

                                                       Sub-Account
                                    -----------------------------------------------------
                                    Lifestyle Growth 820 Trust Lifestyle Moderate 460 Trust
                                    ------------------------   ---------------------------
                                     Year Ended    Year Ended  Year Ended     Year Ended
                                     Dec. 31/04    Dec. 31/03  Dec. 31/04     Dec. 31/03
                                    -----------   -----------  ----------     ----------
Income:
Net investment income during the
  year............................. $   609,382   $   344,722  $  187,738     $  126,843
Net realized gain (loss) during
  the year.........................    (827,324)   (1,084,414)     68,918        (57,011)
Unrealized appreciation
  (depreciation) during the year...   6,901,299     8,790,984     551,717        713,543
                                    -----------   -----------   ----------     ----------
Net increase (decrease) in assets
  from operations..................   6,683,357     8,051,292     808,373        783,375
                                    -----------   -----------   ----------     ----------
Changes from principal
  transactions:
  Transfer of net premiums.........   7,503,684     5,145,619   1,286,583        826,405
  Transfer on terminations.........  (5,486,537)   (3,473,534)   (609,234)      (353,807)
  Transfer on policy loans.........     (68,261)     (439,757)    (18,228)       (49,785)
  Net interfund transfers..........   9,220,090     3,696,096   1,530,925      1,175,336
                                    -----------   -----------   ----------     ----------
Net increase (decrease) in assets
  from principal transactions......  11,168,976     4,928,424   2,190,046      1,598,149
                                    -----------   -----------   ----------     ----------
Total increase (decrease) in assets  17,852,333    12,979,716   2,998,419      2,381,524
Assets beginning of year...........  37,967,569    24,987,853   5,776,547      3,395,023
                                    -----------   -----------   ----------     ----------
Assets end of year................. $55,819,902   $37,967,569  $8,774,966     $5,776,547
                                    ===========   ===========   ==========     ==========

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                            Sub-Account
                                    -----------------------------------------------------------
                                                              Mid Cap
                                      Mid Cap Core Trust    Growth Trust   Mid Cap Index Trust
                                    ----------------------  ------------ ----------------------
                                    Year Ended Period Ended  Year Ended  Year Ended  Year Ended
                                    Dec. 31/04 Dec. 31/03^  Dec. 31/03#  Dec. 31/04  Dec. 31/03
                                    ---------- ------------ ------------ ----------  ----------
Income:
Net investment income during the
  year.............................  $  2,235    $     --   $        --  $   33,842  $       --
Net realized gain (loss) during
  the year.........................     2,426         596        56,428     166,594      21,173
Unrealized appreciation
  (depreciation) during the year...    36,360      16,310        31,193     839,092   1,280,021
                                     --------    --------   -----------  ----------  ----------
Net increase (decrease) in assets
  from operations..................    41,021      16,906        87,621   1,039,528   1,301,194
                                     --------    --------   -----------  ----------  ----------
Changes from principal
  transactions:
  Transfer of net premiums.........   124,452      35,625        65,051     958,033     617,459
  Transfer on terminations.........   (40,841)     (6,237)      (60,852)   (803,029)   (318,350)
  Transfer on policy loans.........        --          --           (20)    (36,150)    (22,962)
  Net interfund transfers..........   412,988     163,848    (1,196,990)    870,224   1,564,402
                                     --------    --------   -----------  ----------  ----------
Net increase (decrease) in assets
  from principal transactions......   496,599     193,236    (1,192,811)    989,078   1,840,549
                                     --------    --------   -----------  ----------  ----------
Total increase (decrease) in assets   537,620     210,142    (1,105,190)  2,028,606   3,141,743
Assets beginning of year...........   210,142          --     1,105,190   5,817,582   2,675,839
                                     --------    --------   -----------  ----------  ----------
Assets end of year.................  $747,762    $210,142   $        --  $7,846,188  $5,817,582
                                     ========    ========   ===========  ==========  ==========

                                                             Sub-Account
                                    -------------------------------------------------------------
                                       Mid Cap
                                    Opportunities
                                        Trust       Mid Cap Stock Trust     Mid Cap Value Trust
                                    ------------- ----------------------  -----------------------
                                     Year Ended   Year Ended  Year Ended   Year Ended  Year Ended
                                     Dec. 31/03#  Dec. 31/04  Dec. 31/03   Dec. 31/04  Dec. 31/03
                                    ------------- ----------  ----------  -----------  ----------
Income:
Net investment income during the
  year.............................   $      --   $       --  $       --  $    69,295  $   28,869
Met realized gain (loss) during
  the year.........................     (72,292)     286,503     136,599    1,186,891     (79,890)
Unrealized appreciation
  (depreciation) during the year...     180,038    1,167,590   1,428,911    1,620,437   1,972,179
                                      ---------   ----------  ----------  -----------  ----------
Net increase (decrease) in assets
  from operations..................     107,746    1,454,093   1,565,510    2,876,623   1,921,158
                                      ---------   ----------  ----------  -----------  ----------
Changes from principal
  transactions:
  Transfer of net premiums.........      69,631    1,109,543     582,970    1,693,501   1,183,534
  Transfer on terminations.........     (38,851)    (859,854)   (357,816)    (998,476)   (588,104)
  Transfer on policy loans.........        (200)     (38,600)         57       (7,594)    (17,277)
  Net interfund transfers..........    (943,038)   1,676,484   1,912,703    3,233,475     949,689
                                      ---------   ----------  ----------  -----------  ----------
Net increase (decrease) in assets
  from principal transactions......    (912,458)   1,887,573   2,137,914    3,920,906   1,527,842
                                      ---------   ----------  ----------  -----------  ----------
Total increase (decrease) in assets    (804,712)   3,341,666   3,703,424    6,797,529   3,449,000
Assets beginning of year...........     804,712    6,414,678   2,711,254    9,867,204   6,418,204
                                      ---------   ----------  ----------  -----------  ----------
Assets end of year.................   $      --   $9,756,344  $6,414,678  $16,664,733  $9,867,204
                                      =========   ==========  ==========  ===========  ==========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.
# Terminated as an investment option and funds transferred to Dynamic Growth Trust on May 2, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                         Sub-Account
                                    ----------------------------------------------------
                                        Money Market Trust       Natural Resources Trust
                                    --------------------------  ------------------------
                                     Year Ended    Year Ended    Year Ended  Period Ended
                                     Dec. 31/04    Dec. 31/03    Dec. 31/04  Dec. 31/03^
                                    ------------  ------------  -----------  ------------
Income:
Net investment income during the
  year............................. $    652,359  $    568,563  $    49,554   $       --
Net realized gain (loss) during
  the year.........................           --            --      229,123        1,543
Unrealized appreciation
  (depreciation) during the year...           --            --      209,659      168,234
                                    ------------  ------------  -----------   ----------
Net increase (decrease) in assets
  from operations..................      652,359       568,563      488,336      169,777
                                    ------------  ------------  -----------   ----------
Changes from principal
  transactions:
  Transfer of net premiums.........   58,039,439    54,583,401      288,731      448,821
  Transfer on terminations.........  (17,648,508)  (10,561,004)  (1,154,304)     (17,343)
  Transfer on policy loans.........      574,206    (1,049,915)      (6,648)          --
  Net interfund transfers..........  (56,476,832)  (53,806,921)   2,638,282      531,602
                                    ------------  ------------  -----------   ----------
Net increase (decrease) in assets
  from principal transactions......  (15,511,695)  (10,834,439)   1,766,061      963,080
                                    ------------  ------------  -----------   ----------
Total increase (decrease) in assets  (14,859,336)  (10,265,876)   2,254,397    1,132,857
Assets beginning of year...........   93,383,242   103,649,118    1,132,857           --
                                    ------------  ------------  -----------   ----------
Assets end of year................. $ 78,523,906  $ 93,383,242  $ 3,387,254   $1,132,857
                                    ============  ============  ===========   ==========

                                                       Sub-Account
                                    ------------------------------------------------
                                         Overseas Trust         Pacific Rim Trust
                                    -----------------------  -----------------------
                                     Year Ended  Year Ended   Year Ended  Year Ended
                                     Dec. 31/04  Dec. 31/03   Dec. 31/04  Dec. 31/03
                                    -----------  ----------  -----------  ----------
Income:
Net investment income during the
  year............................. $    34,423  $   27,993  $    39,388  $   10,858
Net realized gain (loss) during
  the year.........................     638,676   2,262,634      591,744     917,687
Unrealized appreciation
  (depreciation) during the year...     363,446     800,982      731,200   1,700,733
                                    -----------  ----------  -----------  ----------
Net increase (decrease) in assets
  from operations..................   1,036,545   3,091,609    1,362,332   2,629,278
                                    -----------  ----------  -----------  ----------
Changes from principal
  transactions:
  Transfer of net premiums.........     951,319   1,024,553      827,972     801,578
  Transfer on terminations.........    (837,141)   (498,964)  (1,081,321)   (634,960)
  Transfer on policy loans.........     (90,380)     85,025       58,727     (98,651)
  Net interfund transfers..........   1,239,968    (347,341)     636,001    (869,792)
                                    -----------  ----------  -----------  ----------
Net increase (decrease) in assets
  from principal transactions......   1,263,766     263,273      441,379    (801,825)
                                    -----------  ----------  -----------  ----------
Total increase (decrease) in assets   2,300,311   3,354,882    1,803,711   1,827,453
Assets beginning of year...........   8,532,885   5,178,003    7,954,829   6,127,376
                                    -----------  ----------  -----------  ----------
Assets end of year................. $10,833,196  $8,532,885  $ 9,758,540  $7,954,829
                                    ===========  ==========  ===========  ==========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                       Sub-Account
                                    ----------------------------------------------------
                                    Quantitative All Cap Trust Quantitative Equity Trust
                                    -------------------------- -------------------------
                                    Year Ended   Period Ended   Year Ended    Year Ended
                                    Dec. 31/04   Dec. 31/03^   Dec. 31/04xx   Dec. 31/03
                                    ----------   ------------  ------------  -----------
Income:
Net investment income during the
  year............................. $   4,675      $ 1,136     $    382,977  $   229,150
Net realized gain (loss) during
  the year.........................     5,924            8      (17,437,554)  (3,572,171)
Unrealized appreciation
  (depreciation) during the year...    21,798        1,006       16,998,745   10,877,670
                                    ---------      -------     ------------  -----------
Net increase (decrease) in assets
  from operations..................    32,397        2,150          (55,832)   7,534,649
                                    ---------      -------     ------------  -----------
Changes from principal
  transactions:
  Transfer of net premiums.........    43,329       28,030        1,081,406    4,062,523
  Transfer on terminations.........  (117,929)       1,596       (1,881,526)  (5,168,400)
  Transfer on policy loans.........        --           --         (236,388)    (310,271)
  Net interfund transfers..........   197,459       12,270      (36,915,602)  (1,909,408)
                                    ---------      -------     ------------  -----------
Net increase (decrease) in assets
  from principal transactions......   122,859       41,896      (37,952,110)  (3,325,556)
                                    ---------      -------     ------------  -----------
Total increase (decrease) in assets   155,256       44,046      (38,007,942)   4,209,093
Assets beginning of year...........    44,046           --       38,007,942   33,798,849
                                    ---------      -------     ------------  -----------
Assets end of year................. $ 199,302      $44,046     $         --  $38,007,942
                                    =========      =======     ============  ===========

                                                             Sub-Account
                                    -------------------------------------------------------------------
                                                               Quantitative
                                    Quantitative Mid Cap Trust Value Trust  Real Estate Securities Trust
                                    -------------------------  ------------ ---------------------------
                                    Year Ended    Year Ended   Period Ended  Year Ended     Year Ended
                                    Dec. 31/04    Dec. 31/03   Dec. 31/04##  Dec. 31/04     Dec. 31/03
                                    ----------    ----------   ------------  -----------   -----------
Income:
Net investment income during the
  year............................. $       --    $      --      $    --    $   904,075    $   785,707
Net realized gain (loss) during
  the year.........................     28,691      (12,792)          72        906,547       (163,197)
Unrealized appreciation
  (depreciation) during the year...    115,618      179,288        1,366      9,118,077      9,276,823
                                     ----------   ---------      -------     -----------   -----------
Net increase (decrease) in assets
  from operations..................    144,309      166,496        1,438     10,928,699      9,899,333
                                     ----------   ---------      -------     -----------   -----------
Changes from principal
  transactions:
  Transfer of net premiums.........     84,332       29,499          210      2,830,089      2,453,336
  Transfer on terminations.........    (73,871)    (103,796)        (555)    (4,214,517)    (3,581,500)
  Transfer on policy loans.........         (3)        (216)          --       (270,172)      (181,298)
  Net interfund transfers..........    332,393      158,025       14,429      1,056,144      1,088,395
                                     ----------   ---------      -------     -----------   -----------
Net increase (decrease) in assets
  from principal transactions......    342,851       83,512       14,084       (598,456)      (221,067)
                                     ----------   ---------      -------     -----------   -----------
Total increase (decrease) in assets    487,160      250,008       15,522     10,330,243      9,678,266
Assets beginning of year...........    661,466      411,458           --     35,054,800     25,376,534
                                     ----------   ---------      -------     -----------   -----------
Assets end of year................. $1,148,626    $ 661,466      $15,522    $45,385,043    $35,054,800
                                     ==========   =========      =======     ===========   ===========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.
xx Terminated as an investment option and funds transferred to U.S. Large Cap Trust on May 3, 2004.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                       Sub-Account
                                    -------------------------------------------------
                                     Real Return Bond Trust  Science & Technology Trust
                                    -----------------------  ------------------------
                                    Year Ended  Period Ended  Year Ended    Year Ended
                                    Dec. 31/04  Dec. 31/03^   Dec. 31/04    Dec. 31/03
                                    ----------  ------------ -----------   -----------
Income:
Net investment income during the
  year............................. $   40,433   $       --  $        --   $        --
Net realized gain (loss) during
  the year.........................     81,709         (698)     666,013    (4,793,973)
Unrealized appreciation
  (depreciation) during the year...     20,110       43,382     (518,371)   11,553,410
                                    ----------   ----------  -----------   -----------
Net increase (decrease) in assets
  from operations..................    142,252       42,684      147,642     6,759,437
                                    ----------   ----------  -----------   -----------
Changes from principal
  transactions:
  Transfer of net premiums.........    289,210      139,910    3,019,772     3,373,683
  Transfer on terminations.........   (250,327)     (63,418)  (2,296,110)   (2,617,290)
  Transfer on policy loans.........         --           --      (23,431)     (107,329)
  Net interfund transfers..........    211,497    1,205,309   (1,253,272)    1,773,304
                                    ----------   ----------  -----------   -----------
Net increase (decrease) in assets
  from principal transactions......    250,380    1,281,801     (553,041)    2,422,368
                                    ----------   ----------  -----------   -----------
Total increase (decrease) in assets    392,632    1,324,485     (405,399)    9,181,805
Assets beginning of year...........  1,324,485           --   21,846,463    12,664,658
                                    ----------   ----------  -----------   -----------
Assets end of year................. $1,717,117   $1,324,485  $21,441,064   $21,846,463
                                    ==========   ==========  ===========   ===========

                                                     Sub-Account
                                    --------------------------------------------
                                     Select Growth Trust   Small Cap Index Trust
                                    --------------------  ----------------------
                                    Year Ended Year Ended Year Ended  Year Ended
                                    Dec. 31/04 Dec. 31/03 Dec. 31/04  Dec. 31/03
                                    ---------- ---------- ----------  ----------
Income:
Net investment income during the
  year............................. $      69   $     98  $   17,840  $       --
Net realized gain (loss) during
  the year.........................    53,983     (2,879)    394,893    (215,679)
Unrealized appreciation
  (depreciation) during the year...   (39,941)    82,441     577,611   1,419,238
                                    ---------   --------  ----------  ----------
Net increase (decrease) in assets
  from operations..................    14,111     79,660     990,344   1,203,559
                                    ---------   --------  ----------  ----------
Changes from principal
  transactions:
  Transfer of net premiums.........   238,982    117,540     933,411     501,780
  Transfer on terminations.........  (114,827)   (73,053)   (536,269)   (450,613)
  Transfer on policy loans.........     8,086     (8,515)     (5,670)    (14,877)
  Net interfund transfers..........   (86,471)   192,834   1,802,908     723,395
                                    ---------   --------  ----------  ----------
Net increase (decrease) in assets
  from principal transactions......    45,770    228,806   2,194,380     759,685
                                    ---------   --------  ----------  ----------
Total increase (decrease) in assets    59,881    308,466   3,184,724   1,963,244
Assets beginning of year...........   501,653    193,187   4,431,369   2,468,125
                                    ---------   --------  ----------  ----------
Assets end of year................. $ 561,534   $501,653  $7,616,093  $4,431,369
                                    =========   ========  ==========  ==========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                             Sub-Account
                                    --------------------------------------------------------------------
                                                                  Small Company
                                    Small Cap Opportunities Trust     Trust     Small Company Blend Trust
                                    ----------------------------- ------------- ------------------------
                                    Year Ended     Period Ended   Period Ended  Year Ended   Year Ended
                                    Dec. 31/04     Dec. 31/03^    Dec. 31/04##  Dec. 31/04   Dec. 31/03
                                    ----------     ------------   ------------- ----------   ----------
Income:
Net investment income during the
  year............................. $   36,432       $     --        $    --    $       --   $       --
Net realized gain (loss) during
  the year.........................    220,772          4,150          7,817        32,097      (57,470)
Unrealized appreciation
  (depreciation) during the year...    169,919         34,921            862       460,503    1,713,496
                                     ----------      --------        -------    ----------   ----------
Net increase (decrease) in assets
  from operations..................    427,123         39,071          8,679       492,600    1,656,026
                                     ----------      --------        -------    ----------   ----------
Changes from principal
  transactions:
  Transfer of net premiums.........    129,008         40,303         12,823       745,238      803,769
  Transfer on terminations.........    (76,104)           134         (2,709)     (559,194)    (385,150)
  Transfer on policy loans.........     (6,184)            --             --        (9,576)     (14,313)
  Net interfund transfers..........  3,100,039        205,880         49,451       377,199      456,324
                                     ----------      --------        -------    ----------   ----------
Net increase (decrease) in assets
  from principal transactions......  3,146,759        246,317         59,565       553,667      860,630
                                     ----------      --------        -------    ----------   ----------
Total increase (decrease) in assets  3,573,882        285,388         68,244     1,046,267    2,516,656
Assets beginning of year...........    285,388             --             --     6,021,024    3,504,368
                                     ----------      --------        -------    ----------   ----------
Assets end of year................. $3,859,270       $285,388        $68,244    $7,067,291   $6,021,024
                                     ==========      ========        =======    ==========   ==========

                                                      Sub-Account
                                    ----------------------------------------------
                                    Small Company Value Trust  Small-Mid Cap Trust
                                    ------------------------  --------------------
                                     Year Ended   Year Ended  Year Ended Year Ended
                                     Dec. 31/04   Dec. 31/03  Dec. 31/04 Dec. 31/03
                                    -----------  -----------  ---------- ----------
Income:
Net investment income during the
  year............................. $   221,735  $    61,027   $    203   $     --
Net realized gain (loss) during
  the year.........................     704,325      198,520     28,625    (12,392)
Unrealized appreciation
  (depreciation) during the year...   3,083,164    3,371,052     (2,892)    49,801
                                    -----------  -----------   --------   --------
Net increase (decrease) in assets
  from operations..................   4,009,224    3,630,599     25,936     37,409
                                    -----------  -----------   --------   --------
Changes from principal
  transactions:
  Transfer of net premiums.........   1,909,281    1,577,358    118,926    104,050
  Transfer on terminations.........  (1,511,185)  (1,127,575)   (65,749)   (44,194)
  Transfer on policy loans.........     (52,994)     (45,772)     9,236     (8,910)
  Net interfund transfers..........   1,242,354    1,196,157     (3,903)   109,473
                                    -----------  -----------   --------   --------
Net increase (decrease) in assets
  from principal transactions......   1,587,456    1,600,168     58,510    160,419
                                    -----------  -----------   --------   --------
Total increase (decrease) in assets   5,596,680    5,230,767     84,446    197,828
Assets beginning of year...........  15,034,590    9,803,823    292,105     94,277
                                    -----------  -----------   --------   --------
Assets end of year................. $20,631,270  $15,034,590   $376,551   $292,105
                                    ===========  ===========   ========   ========

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                     Sub-Account
                                    ---------------------------------------------
                                    Small-Mid Cap Growth
                                            Trust           Special Value Trust
                                    --------------------  -----------------------
                                    Year Ended Year Ended Year Ended  Period Ended
                                    Dec. 31/04 Dec. 31/03 Dec. 31/04  Dec. 31/03^
                                    ---------- ---------- ----------  ------------
Income:
Net investment income during the
  year.............................  $     --   $     --  $   13,642    $     --
Net realized gain (loss) during
  the year.........................    16,762     (3,232)     13,700       2,598
Unrealized appreciation
  (depreciation) during the year...    16,161     52,790     154,991     107,873
                                     --------   --------  ----------    --------
Net increase (decrease) in assets
  from operations..................    32,923     49,558     182,333     110,471
                                     --------   --------  ----------    --------
Changes from principal
  transactions:
  Transfer of net premiums.........    48,348     52,116     167,721      71,634
  Transfer on terminations.........   (26,598)   (14,917)    (65,269)    (23,485)
  Transfer on policy loans.........      (271)        --        (107)       (209)
  Net interfund transfers..........   (19,262)    28,865     250,241     506,839
                                     --------   --------  ----------    --------
Net increase (decrease) in assets
  from principal transactions......     2,217     66,064     352,586     554,779
                                     --------   --------  ----------    --------
Total increase (decrease) in assets    35,140    115,622     534,919     665,250
Assets beginning of year...........   208,462     92,840     665,250          --
                                     --------   --------  ----------    --------
Assets end of year.................  $243,602   $208,462  $1,200,169    $665,250
                                     ========   ========  ==========    ========

                                                             Sub-Account
                                    -------------------------------------------------------------
                                                                                       Strategic
                                      Strategic Bond Trust    Strategic Growth Trust  Income Trust
                                    ------------------------  ----------------------  ------------
                                     Year Ended   Year Ended  Year Ended  Year Ended  Period Ended
                                     Dec. 31/04   Dec. 31/03  Dec. 31/04  Dec. 31/03  Dec. 31/04##
                                    -----------  -----------  ----------  ----------  ------------
Income:
Net investment income during the
  year............................. $   358,034  $   373,391  $       --  $       --    $   775
Net realized gain (loss) during
  the year.........................     104,521      124,507      38,730     (56,337)       324
Unrealized appreciation
  (depreciation) during the year...     144,342      477,405     148,669     599,988        982
                                    -----------  -----------  ----------  ----------    -------
Net increase (decrease) in assets
  from operations..................     606,897      975,303     187,399     543,651      2,081
                                    -----------  -----------  ----------  ----------    -------
Changes from principal
  transactions:
  Transfer of net premiums.........   1,029,625    1,014,802     681,375     638,894      3,931
  Transfer on terminations.........    (977,096)  (1,072,348)   (178,252)   (178,279)    (1,192)
  Transfer on policy loans.........     (27,429)     (33,113)        (74)         --         --
  Net interfund transfers..........     345,977    1,274,419    (142,645)    847,149     46,453
                                    -----------  -----------  ----------  ----------    -------
Net increase (decrease) in assets
  from principal transactions......     371,077    1,183,760     360,404   1,307,764     49,192
                                    -----------  -----------  ----------  ----------    -------
Total increase (decrease) in assets     977,974    2,159,063     547,803   1,851,415     51,273
Assets beginning of year...........   9,023,050    6,863,987   3,029,672   1,178,257         --
                                    -----------  -----------  ----------  ----------    -------
Assets end of year................. $10,001,024  $ 9,023,050  $3,577,475  $3,029,672    $51,273
                                    ===========  ===========  ==========  ==========    =======

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                             Sub-Account
                                    -----------------------------------------------------------------
                                                                                         Telecommuni-
                                    Strategic Opportunities Trust Strategic Value Trust  cations Trust
                                    ----------------------------  ---------------------  -------------
                                     Year Ended     Year Ended    Year Ended  Year Ended  Year Ended
                                     Dec. 31/04     Dec. 31/03    Dec. 31/04  Dec. 31/03 Dec. 31/03^^
                                     -----------    -----------   ----------  ---------- -------------
Income:
Net investment income during the
  year............................. $    20,627    $        --    $   10,372   $     91    $      --
Net realized gain (loss) during
  the year.........................  (3,471,694)    (3,326,683)      135,287    (24,428)     (17,790)
Unrealized appreciation
  (depreciation) during the year...   6,153,730      8,317,512        87,933    177,932       41,142
                                     -----------    -----------   ----------   --------    ---------
Net increase (decrease) in assets
  from operations..................   2,702,663      4,990,829       233,592    153,595       23,352
                                     -----------    -----------   ----------   --------    ---------
Changes from principal
  transactions:
  Transfer of net premiums.........   2,532,786      2,962,816       208,586     76,753        8,415
  Transfer on terminations.........  (2,968,325)    (2,586,749)      (95,357)   (44,056)      (8,014)
  Transfer on policy loans.........    (158,028)      (161,653)      (12,521)        --         (563)
  Net interfund transfers..........  (1,926,626)      (823,819)      240,110    170,126     (274,118)
                                     -----------    -----------   ----------   --------    ---------
Net increase (decrease) in assets
  from principal transactions......  (2,520,193)      (609,405)      340,818    202,823     (274,280)
                                     -----------    -----------   ----------   --------    ---------
Total increase (decrease) in assets     182,470      4,381,424       574,410    356,418     (250,928)
Assets beginning of year...........  23,938,705     19,557,281       858,268    501,850      250,928
                                     -----------    -----------   ----------   --------    ---------
Assets end of year................. $24,121,175    $23,938,705    $1,432,678   $858,268    $      --
                                     ===========    ===========   ==========   ========    =========

                                                              Sub-Account
                                    ----------------------------------------------------------------------
                                                                                              U.S. Global
                                                                                             Leaders Growth
                                       Total Return Trust     Total Stock Market Index Trust     Trust
                                    ------------------------  -----------------------------  --------------
                                     Year Ended   Year Ended  Year Ended      Year Ended      Period Ended
                                     Dec. 31/04   Dec. 31/03  Dec. 31/04      Dec. 31/03      Dec. 31/04##
                                    -----------  -----------  ----------      ----------     --------------
Income:
Net investment income during the
  year............................. $   902,549  $   960,822  $   25,667      $       --        $    536
Net realized gain (loss) during
  the year.........................     (39,301)      46,192      73,930         (33,723)          1,169
Unrealized appreciation
  (depreciation) during the year...      (9,450)    (249,456)    487,526         829,197           4,183
                                    -----------  -----------    ----------     ----------       --------
Net increase (decrease) in assets
  from operations..................     853,798      757,558     587,123         795,474           5,888
                                    -----------  -----------    ----------     ----------       --------
Changes from principal
  transactions:
  Transfer of net premiums.........   2,044,931    2,461,402     610,235         332,728          29,478
  Transfer on terminations.........  (1,601,832)  (1,450,466)   (364,650)       (246,874)         (2,086)
  Transfer on policy loans.........     (66,393)      18,420      (4,119)         42,741              --
  Net interfund transfers..........    (885,041)   3,089,826     929,855       1,077,843          89,729
                                    -----------  -----------    ----------     ----------       --------
Net increase (decrease) in assets
  from principal transactions......    (508,335)   4,119,182   1,171,321       1,206,438         117,121
                                    -----------  -----------    ----------     ----------       --------
Total increase (decrease) in assets     345,463    4,876,740   1,758,444       2,001,912         123,009
Assets beginning of year...........  17,963,495   13,086,755   4,003,691       2,001,779              --
                                    -----------  -----------    ----------     ----------       --------
Assets end of year................. $18,308,958  $17,963,495  $5,762,135      $4,003,691        $123,009
                                    ===========  ===========    ==========     ==========       ========

^^ Terminated as an investment option and funds transferred to Science & Technology Trust on May 2, 2003.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                        Sub-Account
                                    ---------------------------------------------------------
                                    U.S. Government Securities Trust   U.S. Large Cap Trust
                                    -------------------------------  ------------------------
                                     Year Ended       Year Ended      Year Ended   Year Ended
                                     Dec. 31/04       Dec. 31/03      Dec. 31/04   Dec. 31/03
                                      -----------     -----------    -----------  -----------
Income:
Net investment income during the
  year............................. $   576,550      $   667,547     $    57,223  $    52,203
Net realized gain (loss) during
  the year.........................      96,655          196,908         226,381     (423,650)
Unrealized appreciation
  (depreciation) during the year...    (235,239)        (527,286)      4,223,937    4,573,391
                                      -----------     -----------    -----------  -----------
Net increase (decrease) in assets
  from operations..................     437,966          337,169       4,507,541    4,201,944
                                      -----------     -----------    -----------  -----------
Changes from principal
  transactions:
  Transfer of net premiums.........   2,318,656        2,782,100       4,526,084    1,907,614
  Transfer on terminations.........  (3,487,442)      (2,621,933)     (5,374,696)  (1,008,703)
  Transfer on policy loans.........     (14,392)         (46,189)        202,315       37,416
  Net interfund transfers..........  (3,487,463)      (1,015,573)     33,854,684     (168,858)
                                      -----------     -----------    -----------  -----------
Net increase (decrease) in assets
  from principal transactions......  (4,670,641)        (901,595)     33,208,387      767,469
                                      -----------     -----------    -----------  -----------
Total increase (decrease) in assets  (4,232,675)        (564,426)     37,715,928    4,969,413
Assets beginning of year...........  19,272,188       19,836,614      15,824,781   10,855,368
                                      -----------     -----------    -----------  -----------
Assets end of year................. $15,039,513      $19,272,188     $53,540,709  $15,824,781
                                      ===========     ===========    ===========  ===========

                                                      Sub-Account
                                    -----------------------------------------------
                                       Utilities Trust            Value Trust
                                    ---------------------  ------------------------
                                    Year Ended  Year Ended  Year Ended   Year Ended
                                    Dec. 31/04  Dec. 31/03  Dec. 31/04   Dec. 31/03
                                    ----------  ---------- -----------  -----------
Income:
Net investment income during the
  year............................. $   10,242   $  8,236  $   104,790  $   169,691
Net realized gain (loss) during
  the year.........................    102,520     92,165      202,735         (243)
Unrealized appreciation
  (depreciation) during the year...    474,887    115,662    2,201,244    4,713,520
                                    ----------   --------  -----------  -----------
Net increase (decrease) in assets
  from operations..................    587,649    216,063    2,508,769    4,882,968
                                    ----------   --------  -----------  -----------
Changes from principal
  transactions:
  Transfer of net premiums.........    120,234     79,178    1,693,789    1,783,894
  Transfer on terminations.........   (173,394)   (73,165)  (1,832,365)  (1,419,274)
  Transfer on policy loans.........    (10,999)      (224)     (51,000)     (44,408)
  Net interfund transfers..........  1,920,288    179,851   (1,187,148)     101,317
                                    ----------   --------  -----------  -----------
Net increase (decrease) in assets
  from principal transactions......  1,856,129    185,640   (1,376,724)     421,529
                                    ----------   --------  -----------  -----------
Total increase (decrease) in assets  2,443,778    401,703    1,132,045    5,304,497
Assets beginning of year...........    827,660    425,957   17,679,245   12,374,748
                                    ----------   --------  -----------  -----------
Assets end of year................. $3,271,438   $827,660  $18,811,290  $17,679,245
                                    ==========   ========  ===========  ===========

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                                                       Total
                                           -----------------------------
                                             Year Ended      Year Ended
                                             Dec. 31/04      Dec. 31/03
                                           --------------  -------------
       Income:
       Net investment income during the
         year............................. $   13,826,143  $  11,668,542
       Net realized gain (loss) during
         the year.........................    (26,229,790)   (18,874,648)
       Unrealized appreciation
         (depreciation) during the year...    123,064,158    192,744,505
                                           --------------  -------------
       Net increase (decrease) in assets
         from operations..................    110,660,511    185,538,399
                                           --------------  -------------
       Changes from principal
         transactions:
         Transfer of net premiums.........    165,922,910    153,497,446
         Transfer on terminations.........   (128,504,682)  (100,744,020)
         Transfer on policy loans.........     (1,245,115)    (3,784,423)
         Net interfund transfers..........     (2,517,721)    (4,013,910)
                                           --------------  -------------
       Net increase (decrease) in assets
         from principal transactions......     33,655,392     44,955,093
                                           --------------  -------------
       Total increase (decrease) in assets    144,315,903    230,493,492
       Assets beginning of year...........    972,366,926    741,873,434
                                           --------------  -------------
       Assets end of year................. $1,116,682,829  $ 972,366,926
                                           ==============  =============

See accompanying notes.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2004

1. Organization

The Manufacturers Life Insurance Company (U.S.A.) Separate Account A (the "Account") is a separate account administered and sponsored by The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA" or the "Company"). The Account operates as a Unit Investment Trust registered under the Investment Company Act of 1940, as amended (the "Act") and has seventy-eight active investment sub-accounts that invest in shares of a particular Manufacturers Investment Trust Portfolio, one sub-account that invests in shares of a particular John Hancock Variable Series I Trust portfolio and one sub-account that invests in shares of a particular PIMCO Variable Insurance Trust Portfolio. Manufacturers Investment Trust, John Hancock Variable Series I Trust and PIMCO Variable Investment Trust (collectively the "Trusts") are registered under the Act as open-end management investment companies, commonly known as mutual funds, which do not transact with the general public. Instead, the Trusts deal primarily with insurance companies by providing the investment medium for variable contracts. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the "Contracts") issued by the Company.

The Company is a stock life insurance company incorporated under the laws of Michigan in 1979. The Company is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian based publicly traded life insurance company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

As the result of portfolio changes, the following sub-accounts of the Account were renamed as follows:

             Previous Name                   New Name         Effective Date
             -------------                   --------         --------------
      Capital Opportunities Trust      Strategic Value Trust   May 1, 2003
          Global Equity Trust              Global Trust        May 3, 2004
   Pacific Rim Emerging Markets Trust    Pacific Rim Trust     May 3, 2004
       Tactical Allocation Trust      Global Allocation Trust  May 1, 2003
       U.S. Large Cap Value Trust      U.S. Large Cap Trust    May 1, 2003

Effective May 3, 2004 the following sub-accounts of the Account were terminated as investment options and funds transferred to existing sub-account funds as follows:

                        Terminated         Funds Transferred To
                        ----------         --------------------
                      Balanced Trust       Income & Value Trust
                 Quantitative Equity Trust U.S. Large Cap Trust

Effective June 18, 2004 the following sub-account of the Account was terminated as an investment option and funds transferred to an existing sub-account fund as follows:

                  Terminated              Funds Transferred To
                  ----------              --------------------
           International Index Trust International Equity Index Fund

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

1. Organization -- (continued)


Effective May 2, 2003 the following sub-accounts of the Account were terminated as investment options and funds transferred to existing sub-account funds as follows:

                     Terminated             Funds Transferred To
                     ----------             --------------------
             Internet Technologies Trust Science & Technology Trust
                Mid Cap Growth Trust        Dynamic Growth Trust
             Mid Cap Opportunities Trust    Dynamic Growth Trust
              Telecommunications Trust.. Science & Technology Trust

The following sub-accounts of the Account were added as investment options for variable universal life insurance contract holders of the Company:

                                              Commencement of Operations of
                                                    the Sub-accounts
                                              -----------------------------
     All Asset Portfolio.....................         May 3, 2004
     American Blue Chip Income & Growth Trust         July 9, 2003
     American Growth Trust...................         July 9, 2003
     American Growth-Income Trust............         July 9, 2003
     American International Trust............         July 9, 2003
     Classic Value Trust.....................         May 3, 2004
     Core Equity Trust.......................         May 3, 2004
     Emerging Growth Trust...................         May 5, 2003
     International Equity Index Fund.........         May 3, 2004
     Large Cap Value Trust...................         May 5, 2003
     Mid Cap Core Trust......................         May 5, 2003
     Natural Resources Trust.................         May 5, 2003
     Quantitative All Cap Trust..............         May 5, 2003
     Quantitative Value Trust................         May 3, 2004
     Real Return Bond Trust..................         May 5, 2003
     Small Cap Opportunities Trust...........         May 5, 2003
     Small Company Trust.....................         May 3, 2004
     Special Value Trust.....................         May 5, 2003
     Strategic Income Trust..................         May 3, 2004
     U.S. Global Leaders Growth Trust........         May 3, 2004

2. Significant Accounting Policies

Investments of each sub-account consist of shares in the respective portfolios of the Trusts. These shares are carried at fair value which is calculated using the fair value of the investment securities underlying each Trust portfolio. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are computed on the basis of the specifically identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the fixed account contained within the Company's general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the Company's general account has not been registered as an investment company under the Act. Net interfund transfers include interfund transfers between separate and general account.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

2. Significant Accounting Policies -- (continued)


The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically reassess this position taking into account changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

3. Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, a charge for mortality and expense risks, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-account units and are reflected as terminations.

4. Purchases and Sales

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

        Subaccount                                Purchases     Sales
        ----------                               ----------- -----------
        500 Index Trust......................... $10,738,370 $ 2,079,218
        Aggressive Growth Trust.................     985,007   1,360,386
        All Asset Portfolio.....................      93,902       1,387
        All Cap Core Trust......................   1,536,285   1,758,969
        All Cap Growth Trust....................   1,200,186   2,672,730
        All Cap Value Trust.....................   4,412,663   3,499,130
        American Blue Chip Income & Growth Trust   1,587,601      98,715
        American Growth Trust...................   6,104,297     278,338
        American Growth-Income Trust............   5,548,589     203,572
        American International Trust............   8,181,962   3,271,460
        Balanced Trust..........................   1,268,680  25,783,815
        Blue Chip Growth Trust..................   3,687,466   4,771,335
        Capital Appreciation Trust..............   1,042,267     266,224
        Classic Value Trust.....................     238,286      44,567
        Core Equity Trust.......................      62,204         782
        Core Value Trust........................     345,381     260,036
        Diversified Bond Trust..................   2,700,612   1,561,589
        Dynamic Growth Trust....................     609,475     559,818
        Emerging Growth Trust...................     447,201     103,649

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

4. Purchases and Sales -- (continued)

           Subaccount                         Purchases     Sales
           ----------                        ----------- -----------
           Emerging Small Company Trust..... $ 1,991,802 $ 9,511,050
           Equity-Income Trust..............   7,366,256   4,405,647
           Equity Index Trust...............   5,298,751   9,311,664
           Financial Services Trust.........     794,448     198,661
           Fundamental Value Trust..........   6,569,359   5,023,727
           Global Allocation Trust..........     564,848      94,302
           Global Trust.....................   1,573,233   1,811,671
           Global Bond Trust................   2,226,636   1,087,840
           Global Equity Select Trust.......      50,880      11,542
           Growth & Income Trust............   3,110,046   6,540,043
           Health Sciences Trust............   2,535,224   1,330,668
           High Grade Bond Trust............     418,396     158,831
           High Yield Trust.................  16,931,741  16,588,741
           Income & Value Trust.............  27,092,758   5,221,193
           International Equity Index Fund..   4,225,177     620,875
           International Equity Select Trust     241,662      79,483
           International Index Trust........     875,379   3,210,057
           International Small Cap Trust....   4,785,649   4,946,388
           International Stock Trust........   3,526,987   5,586,760
           International Value Trust........   8,659,895   4,583,120
           Investment Quality Bond Trust....   3,346,339   3,563,734
           Large Cap Growth Trust...........   5,884,388   5,569,797
           Large Cap Value Trust............   6,359,526   3,989,823
           Lifestyle Aggressive 1000 Trust..   4,454,046   1,200,818
           Lifestyle Balanced 640 Trust.....  12,390,010   3,577,427
           Lifestyle Conservative 280 Trust.   1,361,149   1,150,292
           Lifestyle Growth 820 Trust.......  16,480,755   4,702,396
           Lifestyle Moderate 460 Trust.....   3,425,205   1,047,422
           Mid Cap Core Trust...............   1,359,372     860,539
           Mid Cap Index Trust..............   2,279,107   1,256,186
           Mid Cap Stock Trust..............   2,838,537     950,963
           Mid Cap Value Trust..............   9,898,244   5,908,043
           Money Market Trust...............  45,060,430  59,919,767
           Natural Resources Trust..........   3,938,113   2,122,499
           Overseas Trust...................   8,515,696   7,217,508
           Pacific Rim Trust................   4,848,489   4,367,722
           Quantitative All Cap Trust.......     307,439     179,904
           Quantitative Equity Trust........     713,312  38,282,446
           Quantitative Mid Cap Trust.......     566,243     223,393
           Quantitative Value Trust.........      27,031      12,948

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

4. Purchases and Sales -- (continued)

         Subaccount                           Purchases      Sales
         ----------                          ------------ ------------
         Real Estate Securities Trust....... $  4,843,060 $  4,537,442
         Real Return Bond Trust.............    1,831,875    1,541,061
         Science & Technology Trust.........    3,175,518    3,728,560
         Select Growth Trust................      356,014      310,175
         Small Cap Index Trust..............    3,548,031    1,335,811
         Small Cap Opportunities Trust......    8,294,663    5,111,472
         Small Company Trust................    2,239,331    2,179,766
         Small Company Blend Trust..........    1,253,447      699,781
         Small Company Value Trust..........    4,601,559    2,792,367
         Small-Mid Cap Trust................      213,624      154,912
         Small-Mid Cap Growth Trust.........       74,690       72,475
         Special Value Trust................      424,775       58,548
         Strategic Bond Trust...............    2,143,944    1,414,832
         Strategic Growth Trust.............      890,385      529,981
         Strategic Income Trust.............       57,946        7,979
         Strategic Opportunities Trust......    1,566,368    4,065,934
         Strategic Value Trust..............    2,536,305    2,185,115
         Total Return Trust.................    3,760,134    3,365,921
         Total Stock Market Index Trust.....    2,038,397      841,409
         U.S. Global Leaders Growth Trust...      151,393       33,736
         U.S. Government Securities Trust...    2,528,699    6,622,790
         U.S. Large Cap Trust...............   41,839,896    8,574,286
         Utilities Trust....................    2,413,863      547,491
         Value Trust........................    2,142,207    3,414,141
                                             ------------ ------------
                                             $376,609,116 $329,127,595
                                             ============ ============

5. Financial Highlights

                                                 Sub-Account
                                ----------------------------------------------
                                               500 Index Trust
                                ----------------------------------------------
                                Year Ended  Year Ended Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03 Dec. 31/02  Dec. 31/01
                                ----------- ---------- ----------- -----------
 Units, beginning of year......   2,723,784  1,830,318   1,363,591     473,346
 Units issued..................   1,039,943  1,354,207     939,940   1,050,477
 Units redeemed................   (204,756)  (460,741)   (473,213)   (160,232)
                                ----------- ---------- ----------- -----------
 Units, end of year............   3,558,971  2,723,784   1,830,318   1,363,591
                                =========== ========== =========== ===========
 Unit value, end of year.......      $10.83      $9.82       $7.67       $9.91

 Assets, end of year........... $38,544,765 26,754,612 $14,045,123 $13,506,774

 Investment income ratio/(1)/..       0.88%      0.82%       0.00%       1.26%
 Total return/(2)/.............      10.26%     28.00%    (22.53%)    (12.37%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                  -------------------------------------------
                                            Aggressive Growth Trust
                                  -------------------------------------------
                                  Year Ended Year Ended Year Ended Year Ended
                                  Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01
                                  ---------- ---------- ---------- ----------
   Units, beginning of year......    536,997    476,997    457,854    356,548
   Units issued..................     62,500    125,129     91,010    159,435
   Units redeemed................   (86,852)   (65,129)   (71,867)   (58,129)
                                  ---------- ---------- ---------- ----------
   Units, end of year............    512,645    536,997    476,997    457,854
                                  ========== ========== ========== ==========
   Unit value, end of year.......     $16.87     $15.44     $11.53     $15.37

   Assets, end of year........... $8,649,384 $8,292,221 $5,502,103 $7,037,748

   Investment income ratio/(1)/..      0.00%      0.00%      0.00%      0.00%
   Total return/(2)/.............      9.26%     33.87%   (24.96%)   (25.98%)

                                                 Sub-Account
                                                 ------------
                                                  All Asset
                                                  Portfolio
                                                 ------------
                                                 Period Ended
                                                 Dec. 31/04##
                                                 ------------
                  Units, beginning of year......        --
                  Units issued..................     6,847
                  Units redeemed................     (105)
                                                   -------
                  Units, end of year............     6,742
                                                   =======
                  Unit value, end of year.......    $14.00

                  Assets, end of year...........   $94,388

                  Investment income ratio/(1)/..     6.59%
                  Total return/(2)/.............    12.00%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                  Sub-Account
                                -----------------------------------------------
                                              All Cap Core Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......   1,000,982     975,021   1,000,241     890,331
 Units issued..................      98,257     176,770     254,656     303,742
 Units redeemed................   (116,128)   (150,809)   (279,876)   (193,832)
                                ----------- ----------- ----------- -----------
 Units, end of year............     983,111   1,000,982     975,021   1,000,241
                                =========== =========== =========== ===========
 Unit value, end of year.......      $16.66      $14.32      $10.88      $14.56

 Assets, end of year........... $16,373,327 $14,330,968 $10,611,901 $14,561,330

 Investment income ratio/(1)/..       0.43%       0.00%       0.00%       0.00%
 Total return/(2)/.............      16.33%      31.55%    (25.23%)    (21.37%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                -----------------------------------------------
                                             All Cap Growth Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......     892,043     829,943     890,563     749,807
 Units issued..................      63,325     202,308     207,809     296,702
 Units redeemed................   (141,751)   (140,208)   (268,429)   (155,946)
                                ----------- ----------- ----------- -----------
 Units, end of year............     813,617     892,043     829,943     890,563
                                =========== =========== =========== ===========
 Unit value, end of year.......      $20.05      $18.82      $14.57      $19.27

 Assets, end of year........... $16,314,369 $16,791,502 $12,088,231 $17,159,871

 Investment income ratio/(1)/..       0.00%       0.00%       0.00%       0.00%
 Total return/(2)/.............       6.52%      29.23%    (24.41%)    (23.77%)

                                                  Sub-Account
                                 ---------------------------------------------
                                              All Cap Value Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01*
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......    285,504     82,277    33,810          --
  Units issued..................    336,402    300,362   130,547      38,277
  Units redeemed................  (273,738)   (97,135)  (82,080)     (4,467)
                                 ---------- ----------  --------    --------
  Units, end of year............    348,168    285,504    82,277      33,810
                                 ========== ==========  ========    ========
  Unit value, end of year.......     $14.60     $12.59     $9.10      $12.61

  Assets, end of year........... $5,084,421 $3,595,544  $748,895    $426,415

  Investment income ratio/(1)/..      0.40%      0.05%     0.00%       0.04%
  Total return/(2)/.............     15.96%     38.36%  (27.83%)       0.90%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                  Sub-Account
                                            -----------------------
                                              American Blue Chip
                                             Income & Growth Trust
                                            -----------------------
                                            Year Ended Period Ended
                                            Dec. 31/04 Dec. 31/03+
                                            ---------- ------------
             Units, beginning of year......     75,766          --
             Units issued..................    110,409      76,675
             Units redeemed................    (6,896)       (909)
                                            ----------  ----------
             Units, end of year............    179,279      75,766
                                            ==========  ==========
             Unit value, end of year.......     $15.53      $14.21

             Assets, end of year........... $2,784,837  $1,076,622

             Investment income ratio/(1)/..      0.00%       0.00%
             Total return/(2)/.............      9.32%      13.68%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)

                                                  Sub-Account
                                            -----------------------
                                             American Growth Trust
                                            -----------------------
                                            Year Ended Period Ended
                                            Dec. 31/04 Dec. 31/03+
                                            ---------- ------------
             Units, beginning of year......    137,745          --
             Units issued..................    427,410     141,286
             Units redeemed................   (19,539)     (3,541)
                                            ----------  ----------
             Units, end of year............    545,616     137,745
                                            ==========  ==========
             Unit value, end of year.......     $15.57      $13.89

             Assets, end of year........... $8,493,287  $1,912,823

             Investment income ratio/(1)/..      0.00%       0.00%
             Total return/(2)/.............     12.10%      11.09%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                                  Sub-Account
                                            -----------------------
                                                   American
                                              Growth-Income Trust
                                            -----------------------
                                            Year Ended Period Ended
                                            Dec. 31/04 Dec. 31/03+
                                            ---------- ------------
             Units, beginning of year......     82,521          --
             Units issued..................    380,820      82,865
             Units redeemed................   (14,222)       (344)
                                            ----------  ----------
             Units, end of year............    449,119      82,521
                                            ==========  ==========
             Unit value, end of year.......     $15.56      $14.15

             Assets, end of year........... $6,986,508  $1,167,422

             Investment income ratio/(1)/..      0.27%       0.00%
             Total return/(2)/.............      9.96%      13.18%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                                  Sub-Account
                                            -----------------------
                                                   American
                                              International Trust
                                            -----------------------
                                            Year Ended Period Ended
                                            Dec. 31/04 Dec. 31/03+
                                            ---------- ------------
             Units, beginning of year......    162,566          --
             Units issued..................    508,234   1,310,329
             Units redeemed................  (205,832) (1,147,763)
                                            ---------- -----------
             Units, end of year............    464,968     162,566
                                            ========== ===========
             Unit value, end of year.......     $18.05      $15.19

             Assets, end of year........... $8,393,946  $2,468,646

             Investment income ratio/(1)/..      0.48%       0.00%
             Total return/(2)/.............     18.88%      21.48%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                 Sub-Account
                               ------------------------------------------------
                                                Balanced Trust
                               ------------------------------------------------
                               Year Ended   Year Ended  Year Ended  Year Ended
                               Dec. 31/04x  Dec. 31/03  Dec. 31/02  Dec. 31/01
                               ------------ ----------- ----------- -----------
Units, beginning of year......    1,074,201   1,121,543   1,289,838   1,330,346
Units issued..................       26,862      67,979      78,206     120,133
Units redeemed................  (1,101,063)   (115,321)   (246,501)   (160,641)
                               ------------ ----------- ----------- -----------
Units, end of year............           --   1,074,201   1,121,543   1,289,838
                               ============ =========== =========== ===========
Unit value, end of year.......       $23.41      $23.51      $20.57      $24.01

Assets, end of year........... $         -- $25,250,219 $23,064,651 $30,975,672

Investment income ratio/(1)/..        2.46%       2.45%       2.52%       2.21%
Total return/(2)/.............      (0.42%)      14.30%    (14.36%)    (10.20%)

x Terminated as an investment option and funds transferred to Income & Value Trust on May 3, 2004.

                                                  Sub-Account
                                -----------------------------------------------
                                            Blue Chip Growth Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......   1,870,417   1,921,586   1,766,660   1,462,754
 Units issued..................     179,087     255,924     435,842     464,723
 Units redeemed................   (234,494)   (307,093)   (280,916)   (160,817)
                                ----------- ----------- ----------- -----------
 Units, end of year............   1,815,010   1,870,417   1,921,586   1,766,660
                                =========== =========== =========== ===========
 Unit value, end of year.......      $21.81      $20.01      $15.49      $20.45

 Assets, end of year........... $39,592,296 $37,420,129 $29,762,395 $36,125,334

 Investment income ratio/(1)/..       0.11%       0.04%       0.00%       0.00%
 Total return/(2)/.............       9.03%      29.17%    (24.26%)    (14.61%)

                                                  Sub-Account
                                 ---------------------------------------------
                                          Capital Appreciation Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01*
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......    137,603     74,887    27,016          --
  Units issued..................    104,968     93,279    71,060      28,389
  Units redeemed................   (26,664)   (30,563)  (23,189)     (1,373)
                                 ---------- ---------- ---------   ---------
  Units, end of year............    215,907    137,603    74,887      27,016
                                 ========== ========== =========   =========
  Unit value, end of year.......     $10.90      $9.97     $7.70      $11.10

  Assets, end of year........... $2,353,509 $1,371,982 $ 576,722   $ 299,845

  Investment income ratio/(1)/..      0.00%      0.00%     0.00%       0.00%
  Total return/(2)/.............      9.33%     29.47%  (30.61%)    (11.21%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                 Sub-Account
                                                 ------------
                                                   Classic
                                                 Value Trust
                                                 ------------
                                                 Period Ended
                                                 Dec. 31/04##
                                                 ------------
                  Units, beginning of year......         --
                  Units issued..................     18,133
                  Units redeemed................    (3,298)
                                                   --------
                  Units, end of year............     14,835
                                                   ========
                  Unit value, end of year.......     $13.91

                  Assets, end of year...........   $206,397

                  Investment income ratio/(1)/..      0.68%
                  Total return/(2)/.............     11.31%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                 Sub-Account
                                                 ------------
                                                 Core Equity
                                                    Trust
                                                 ------------
                                                 Period Ended
                                                 Dec. 31/04##
                                                 ------------
                  Units, beginning of year......        --
                  Units issued..................     4,889
                  Units redeemed................       (61)
                                                   -------
                  Units, end of year............     4,828
                                                   =======
                  Unit value, end of year.......    $14.23

                  Assets, end of year...........   $68,707

                  Investment income ratio/(1)/..     0.00%
                  Total return/(2)/.............    13.84%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                  Sub-Account
                                 ---------------------------------------------
                                               Core Value Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......    50,641     24,424      4,163         --
  Units issued..................    29,374     43,149     21,882      4,212
  Units redeemed................  (22,148)   (16,932)    (1,621)       (49)
                                  --------   --------   --------    -------
  Units, end of year............    57,867     50,641     24,424      4,163
                                  ========   ========   ========    =======
  Unit value, end of year.......    $12.05     $11.67      $9.42     $11.90
  Assets, end of year...........  $697,529   $591,100   $230,102    $49,540
                                  ========   ========   ========    =======
  Investment income ratio/(1)/..     0.39%      0.44%      0.81%      0.65%
                                  ========   ========   ========    =======
  Total return/(2)/.............     3.27%     23.90%   (20.82%)    (4.81%)

** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)

                                                 Sub-Account
                                ----------------------------------------------
                                            Diversified Bond Trust
                                ----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- ----------
 Units, beginning of year......     891,237     794,501     429,951    226,375
 Units issued..................     115,015     202,636     480,462    228,999
 Units redeemed................    (89,102)   (105,900)   (115,912)   (25,423)
                                ----------- ----------- ----------- ----------
 Units, end of year............     917,150     891,237     794,501    429,951
                                =========== =========== =========== ==========
 Unit value, end of year.......      $18.05      $17.38      $16.62     $15.44

 Assets, end of year........... $16,555,166 $15,490,655 $13,201,469 $6,638,730

 Investment income ratio/(1)/..       4.20%       4.62%       4.60%      4.79%
 Total return/(2)/.............       3.85%       4.60%       7.61%      7.09%

                                                  Sub-Account
                                  -------------------------------------------
                                             Dynamic Growth Trust
                                  -------------------------------------------
                                  Year Ended Year Ended Year Ended Year Ended
                                  Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01
                                  ---------- ---------- ---------- ----------
   Units, beginning of year......  1,137,436    465,959    414,500    185,672
   Units issued..................    138,220  1,016,653    158,309    282,492
   Units redeemed................  (127,303)  (345,176)  (106,850)   (53,664)
                                  ---------- ---------- ---------- ----------
   Units, end of year............  1,148,353  1,137,436    465,959    414,500
                                  ========== ========== ========== ==========
   Unit value, end of year.......      $4.85      $4.41      $3.42      $4.77

   Assets, end of year........... $5,568,057 $5,013,740 $1,591,827 $1,976,588

   Investment income ratio/(1)/..      0.00%      0.00%      0.00%      0.16%
   Total return/(2)/.............     10.01%     29.04%   (28.36%)   (40.24%)

                                                  Sub-Account
                                            -----------------------
                                             Emerging Growth Trust
                                            -----------------------
                                            Year Ended Period Ended
                                            Dec. 31/04 Dec. 31/03^
                                            ---------- ------------
             Units, beginning of year......    14,999          --
             Units issued..................    26,543      17,815
             Units redeemed................   (6,411)     (2,816)
                                             --------    --------
             Units, end of year............    35,131      14,999
                                             ========    ========
             Unit value, end of year.......    $17.48      $16.35

             Assets, end of year...........  $614,154    $245,303

             Investment income ratio/(1)/..     0.00%       0.00%
             Total return/(2)/.............     6.90%      30.84%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                -----------------------------------------------
                                         Emerging Small Company Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......   1,067,807   1,164,612   1,260,898   1,307,969
 Units issued..................      35,210      75,601      79,736      87,218
 Units redeemed................   (168,954)   (172,406)   (176,022)   (134,289)
                                ----------- ----------- ----------- -----------
 Units, end of year............     934,063   1,067,807   1,164,612   1,260,898
                                =========== =========== =========== ===========
 Unit value, end of year.......      $61.46      $55.11      $39.44      $55.71

 Assets, end of year........... $57,409,523 $58,849,795 $45,935,275 $70,245,302

 Investment income ratio/(1)/..       0.00%       0.00%       0.00%       0.00%
 Total return/(2)/.............      11.52%      39.73%    (29.20%)    (22.24%)

                                                  Sub-Account
                                -----------------------------------------------
                                              Equity-Income Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......   2,332,214   2,036,266   1,655,611   1,380,099
 Units issued..................     284,993     492,879     569,731     422,684
 Units redeemed................   (204,465)   (196,931)   (189,076)   (147,172)
                                ----------- ----------- ----------- -----------
 Units, end of year............   2,412,742   2,332,214   2,036,266   1,655,611
                                =========== =========== =========== ===========
 Unit value, end of year.......      $23.81      $20.74      $16.52      $19.04

 Assets, end of year........... $57,447,214 $48,366,495 $33,629,032 $31,529,986

 Investment income ratio/(1)/..       1.24%       1.40%       1.28%       1.68%
 Total return/(2)/.............      14.81%      25.57%    (13.28%)       1.29%

                                                  Sub-Account
                                -----------------------------------------------
                                              Equity Index Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......   2,963,184   3,376,208   3,430,166   3,447,963
 Units issued..................     238,694     277,789     339,080     347,501
 Units redeemed................   (486,722)   (690,813)   (393,038)   (365,298)
                                ----------- ----------- ----------- -----------
 Units, end of year............   2,715,156   2,963,184   3,376,208   3,430,166
                                =========== =========== =========== ===========
 Unit value, end of year.......      $20.84      $18.86      $14.70      $18.92

 Assets, end of year........... $56,576,862 $55,890,853 $49,640,226 $64,913,790

 Investment income ratio/(1)/..       1.26%       1.43%       1.13%       1.04%
 Total return/(2)/.............      10.47%      28.28%    (22.30%)    (12.26%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                 ---------------------------------------------
                                           Financial Services Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01*
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......    118,024     60,661    27,008          --
  Units issued..................     60,023     75,287    51,032      32,470
  Units redeemed................   (14,919)   (17,924)  (17,379)     (5,462)
                                 ---------- ----------  --------    --------
  Units, end of year............    163,128    118,024    60,661      27,008
                                 ========== ==========  ========    ========
  Unit value, end of year.......     $14.09     $12.76     $9.55      $11.63

  Assets, end of year........... $2,297,778 $1,506,136  $579,506    $314,189

  Investment income ratio/(1)/..      0.34%      0.17%     0.00%       0.07%
  Total return/(2)/.............     10.38%     33.58%  (17.88%)     (6.93%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                  Sub-Account
                                 ---------------------------------------------
                                            Fundamental Value Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01*
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......    590,460    423,266    174,799          --
  Units issued..................    491,439    201,632    287,654     176,723
  Units redeemed................  (386,516)   (34,438)   (39,187)     (1,924)
                                 ---------- ---------- ----------  ----------
  Units, end of year............    695,383    590,460    423,266     174,799
                                 ========== ========== ==========  ==========
  Unit value, end of year.......     $14.27     $12.76      $9.83      $11.73

  Assets, end of year........... $9,921,146 $7,535,099 $4,160,248  $2,050,391

  Investment income ratio/(1)/..      0.54%      0.24%      0.08%       0.00%
  Total return/(2)/.............     11.80%     29.83%   (16.20%)     (6.16%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                 Sub-Account
                                ----------------------------------------------
                                                 Global Trust
                                ----------------------------------------------
                                Year Ended  Year Ended  Year Ended Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02 Dec. 31/01
                                ----------- ----------- ---------- -----------
 Units, beginning of year......     666,250     683,601    670,651     587,025
 Units issued..................      81,135     868,398  1,000,266     641,444
 Units redeemed................   (104,350)   (885,749)  (987,316)   (557,818)
                                ----------- ----------- ---------- -----------
 Units, end of year............     643,035     666,250    683,601     670,651
                                =========== =========== ========== ===========
 Unit value, end of year.......      $18.90      $16.47     $12.93      $15.98

 Assets, end of year........... $12,156,585 $10,976,035 $8,835,687 $10,715,183

 Investment income ratio/(1)/..       1.69%       0.90%      1.33%       2.36%
 Total return/(2)/.............      14.75%      27.46%   (19.11%)    (16.09%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                  -------------------------------------------
                                            Global Allocation Trust
                                  -------------------------------------------
                                  Year Ended Year Ended Year Ended Year Ended
                                  Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01
                                  ---------- ---------- ---------- ----------
   Units, beginning of year......     89,002    64,406     43,247     26,212
   Units issued..................     53,031    30,291     38,477     20,264
   Units redeemed................    (9,081)   (5,695)   (17,318)    (3,229)
                                  ----------  --------   --------   --------
   Units, end of year............    132,952    89,002     64,406     43,247
                                  ==========  ========   ========   ========
   Unit value, end of year.......     $11.47    $10.18      $8.05     $10.48

   Assets, end of year........... $1,525,012  $905,583   $518,345   $453,266

   Investment income ratio/(1)/..      0.93%     0.40%      0.00%      0.11%
   Total return/(2)/.............     12.73%    26.43%   (23.21%)   (13.39%)

                                                  Sub-Account
                                  -------------------------------------------
                                               Global Bond Trust
                                  -------------------------------------------
                                  Year Ended Year Ended Year Ended Year Ended
                                  Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01
                                  ---------- ---------- ---------- ----------
   Units, beginning of year......    236,589    157,748     93,604     54,365
   Units issued..................    107,553    133,285    162,720     46,392
   Units redeemed................   (57,336)   (54,444)   (98,576)    (7,153)
                                  ---------- ---------- ---------- ----------
   Units, end of year............    286,806    236,589    157,748     93,604
                                  ========== ========== ========== ==========
   Unit value, end of year.......     $20.73     $18.80     $16.29     $13.57

   Assets, end of year........... $5,945,240 $4,448,611 $2,570,429 $1,269,754

   Investment income ratio/(1)/..      3.61%      3.32%      0.00%      0.00%
   Total return/(2)/.............     10.24%     15.39%     20.12%      0.53%

                                                  Sub-Account
                                 ---------------------------------------------
                                          Global Equity Select Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......     4,233     2,693       1,073         --
  Units issued..................     3,823     3,484       1,863      1,102
  Units redeemed................     (863)   (1,944)       (243)       (29)
                                  --------   -------    --------    -------
  Units, end of year............     7,193     4,233       2,693      1,073
                                  ========   =======    ========    =======
  Unit value, end of year.......    $14.36    $12.84      $10.54     $12.20

  Assets, end of year...........  $103,290   $54,337     $28,388    $13,095

  Investment income ratio/(1)/..     1.50%     1.76%       1.43%      0.00%
  Total return/(2)/.............    11.86%    21.79%    (13.61%)    (2.40%)

** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)

                                                  Sub-Account
                                -----------------------------------------------
                                             Growth & Income Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......   2,677,391   2,701,501   2,674,526   2,408,919
 Units issued..................     144,437     212,552     284,167     398,386
 Units redeemed................   (351,898)   (236,662)   (257,192)   (132,779)
                                ----------- ----------- ----------- -----------
 Units, end of year............   2,469,930   2,677,391   2,701,501   2,674,526
                                =========== =========== =========== ===========
 Unit value, end of year.......      $19.77      $18.52      $14.63      $19.33

 Assets, end of year........... $48,840,004 $49,584,271 $39,523,291 $51,711,198

 Investment income ratio/(1)/..       0.86%       0.97%       0.60%       0.40%
 Total return/(2)/.............       6.78%      26.59%    (24.33%)    (11.28%)

                                                  Sub-Account
                                 ---------------------------------------------
                                             Health Sciences Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01*
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......    208,392    122,493     75,141          --
  Units issued..................    173,743    243,917     77,772      76,670
  Units redeemed................   (92,493)  (158,018)   (30,420)     (1,529)
                                 ---------- ---------- ----------  ----------
  Units, end of year............    289,642    208,392    122,493      75,141
                                 ========== ========== ==========  ==========
  Unit value, end of year.......     $15.48     $13.42      $9.85      $13.54

  Assets, end of year........... $4,482,118 $2,796,636 $1,206,815  $1,017,414

  Investment income ratio/(1)/..      0.00%      0.00%      0.00%       0.00%
  Total return/(2)/.............     15.31%     36.22%   (27.24%)       8.32%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                  Sub-Account
                                 ---------------------------------------------
                                             High Grade Bond Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......    32,267     26,779     12,296          --
  Units issued..................    27,800     48,072     17,728      12,537
  Units redeemed................  (10,818)   (42,584)    (3,245)       (241)
                                  --------   --------   --------    --------
  Units, end of year............    49,249     32,267     26,779      12,296
                                  ========   ========   ========    ========
  Unit value, end of year.......    $14.89     $14.49     $14.32      $12.90

  Assets, end of year...........  $733,571   $467,645   $383,495    $158,625

  Investment income ratio/(1)/..     2.39%      0.00%      0.76%       6.01%
  Total return/(2)/.............     2.77%      1.20%     11.01%       3.21%

** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                 ---------------------------------------------
                                               High Yield Trust
                                 ---------------------------------------------
                                 Year Ended  Year Ended  Year Ended Year Ended
                                 Dec. 31/04  Dec. 31/03  Dec. 31/02 Dec. 31/01
                                 ----------- ----------- ---------- ----------
  Units, beginning of year......     896,166     666,553    466,497    329,776
  Units issued..................   1,033,024     998,417    620,895    405,891
  Units redeemed................ (1,041,539)   (768,804)  (420,839)  (269,170)
                                 ----------- ----------- ---------- ----------
  Units, end of year............     887,651     896,166    666,553    466,497
                                 =========== =========== ========== ==========
  Unit value, end of year.......      $17.03      $15.33     $12.32     $13.23

  Assets, end of year........... $15,113,826 $13,739,135 $8,211,601 $6,171,637

  Investment income ratio/(1)/..       4.85%       5.63%      7.73%      9.39%
  Total return/(2)/.............      11.06%      24.44%    (6.87%)    (5.47%)

                                                 Sub-Account
                                ----------------------------------------------
                                             Income & Value Trust
                                ----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- ----------
 Units, beginning of year......     759,656     864,729     503,442    367,507
 Units issued..................   1,540,620     182,791     429,855    168,811
 Units redeemed................   (292,913)   (287,864)    (68,568)   (32,876)
                                ----------- ----------- ----------- ----------
 Units, end of year............   2,007,363     759,656     864,729    503,442
                                =========== =========== =========== ==========
 Unit value, end of year.......      $18.82      $17.48      $13.82     $16.44

 Assets, end of year........... $37,770,719 $13,279,144 $11,950,809 $8,275,552

 Investment income ratio/(1)/..       0.62%       2.02%       2.14%      2.51%
 Total return/(2)/.............       7.64%      26.49%    (15.93%)      0.98%

                                                 Sub-Account
                                             --------------------
                                             International Equity
                                                  Index Fund
                                             --------------------
                                                 Period Ended
                                                 Dec. 31/04##
                                             --------------------
              Units, beginning of year......              --
              Units issued..................         329,326
              Units redeemed................        (48,788)
                                                  ----------
              Units, end of year............         280,538
                                                  ==========
              Unit value, end of year.......          $14.81

              Assets, end of year...........      $4,153,578

              Investment income ratio/(1)/..           0.48%
              Total return/(2)/.............          18.44%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                 ---------------------------------------------
                                       International Equity Select Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......    19,413      6,389        969         --
  Units issued..................    16,541     16,508      6,317        975
  Units redeemed................   (5,481)    (3,484)      (897)        (6)
                                  --------   --------   --------    -------
  Units, end of year............    30,473     19,413      6,389        969
                                  ========   ========   ========    =======
  Unit value, end of year.......    $16.16     $13.59     $10.62     $12.02

  Assets, end of year...........  $492,570   $263,829    $67,850    $11,647

  Investment income ratio/(1)/..     0.55%      0.00%      0.00%      0.00%
  Total return/(2)/.............    18.94%     27.97%   (11.65%)    (3.84%)

** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

                                                  Sub-Account
                                 ---------------------------------------------
                                           International Index Trust
                                 ---------------------------------------------
                                 Year Ended  Year Ended  Year Ended Year Ended
                                 Dec. 31/04  Dec. 31/03  Dec. 31/02 Dec. 31/01
                                 ---------- ------------ ---------- ----------
  Units, beginning of year......    238,751      139,896     88,736    14,103
  Units issued..................     85,719    2,954,495    113,233    85,154
  Units redeemed................  (324,470)  (2,855,640)   (62,073)  (10,521)
                                 ---------- ------------ ---------- ---------
  Units, end of year............         --      238,751    139,896    88,736
                                 ========== ============ ========== =========
  Unit value, end of year.......      $9.91        $9.58      $7.24     $8.74

  Assets, end of year........... $       -- $  2,286,196 $1,013,441 $ 775,973

  Investment income ratio/(1)/..      1.17%        1.97%      1.50%     1.90%
  Total return/(2)/.............      3.46%       32.18%   (17.15%)  (22.41%)

                                                 Sub-Account
                                ----------------------------------------------
                                        International Small Cap Trust
                                ----------------------------------------------
                                Year Ended Year Ended  Year Ended  Year Ended
                                Dec. 31/04 Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ---------- ----------- ----------- -----------
 Units, beginning of year......    495,768     371,074     349,581     357,528
 Units issued..................    272,973   5,550,626   4,010,462   1,269,990
 Units redeemed................  (285,696) (5,425,932) (3,988,969) (1,277,937)
                                ---------- ----------- ----------- -----------
 Units, end of year............    483,045     495,768     371,074     349,581
                                ========== =========== =========== ===========
 Unit value, end of year.......     $19.94      $16.47      $10.63      $12.77

 Assets, end of year........... $9,633,024  $8,166,604  $3,945,106  $4,463,179

 Investment income ratio/(1)/..      0.12%       0.00%       0.00%       0.00%
 Total return/(2)/.............     21.06%      54.95%    (16.73%)    (31.10%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                -----------------------------------------------
                                           International Stock Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......   1,779,013   1,828,065   1,880,342   1,763,929
 Units issued..................     270,167   5,436,968   5,107,852   1,578,742
 Units redeemed................   (451,456) (5,486,020) (5,160,129) (1,462,329)
                                ----------- ----------- ----------- -----------
 Units, end of year............   1,597,724   1,779,013   1,828,065   1,880,342
                                =========== =========== =========== ===========
 Unit value, end of year.......      $13.99      $12.10       $9.29      $11.86

 Assets, end of year........... $22,347,931 $21,527,031 $16,979,927 $22,300,841

 Investment income ratio/(1)/..       0.84%       0.48%       0.44%       0.20%
 Total return/(2)/.............      15.59%      30.26%    (21.69%)    (21.53%)

                                                 Sub-Account
                                ----------------------------------------------
                                          International Value Trust
                                ----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- ----------
 Units, beginning of year......     800,132     510,644     299,711    132,848
 Units issued..................     621,132   5,952,337   4,187,587    666,371
 Units redeemed................   (339,988) (5,662,849) (3,976,654)  (499,508)
                                ----------- ----------- ----------- ----------
 Units, end of year............   1,081,276     800,132     510,644    299,711
                                =========== =========== =========== ==========
 Unit value, end of year.......      $15.81      $13.01       $8.98     $10.93

 Assets, end of year........... $17,098,318 $10,409,668  $4,586,178 $3,276,153

 Investment income ratio/(1)/..       1.15%       0.72%       0.79%      0.90%
 Total return/(2)/.............      21.55%      44.87%    (17.84%)    (9.97%)

                                                  Sub-Account
                                -----------------------------------------------
                                         Investment Quality Bond Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......   1,248,563   1,375,351   1,740,743   1,673,822
 Units issued..................      91,517     142,991     299,626     311,128
 Units redeemed................   (173,962)   (269,779)   (665,018)   (244,207)
                                ----------- ----------- ----------- -----------
 Units, end of year............   1,166,118   1,248,563   1,375,351   1,740,743
                                =========== =========== =========== ===========
 Unit value, end of year.......      $21.07      $20.10      $18.73      $17.04

 Assets, end of year........... $24,567,760 $25,097,289 $25,759,942 $29,654,435

 Investment income ratio/(1)/..       5.94%       4.96%       5.17%       5.89%
 Total return/(2)/.............       4.81%       7.32%       9.94%       7.33%

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                -----------------------------------------------
                                            Large Cap Growth Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......   1,358,719   1,287,297   1,103,220     786,413
 Units issued..................     440,693     237,012     381,411     379,504
 Units redeemed................   (426,313)   (165,590)   (197,334)    (62,697)
                                ----------- ----------- ----------- -----------
 Units, end of year............   1,373,099   1,358,719   1,287,297   1,103,220
                                =========== =========== =========== ===========
 Unit value, end of year.......      $14.06      $13.24      $10.56      $13.69

 Assets, end of year........... $19,298,538 $17,985,631 $13,596,687 $15,099,204

 Investment income ratio/(1)/..       0.27%       0.25%       0.31%       0.00%
 Total return/(2)/.............       6.18%      25.33%    (22.83%)    (17.81%)

                                                  Sub-Account
                                            -----------------------
                                             Large Cap Value Trust
                                            -----------------------
                                            Year Ended Period Ended
                                            Dec. 31/04 Dec. 31/03^
                                            ---------- ------------
             Units, beginning of year......     98,687          --
             Units issued..................    371,768     108,524
             Units redeemed................  (238,482)     (9,837)
                                            ----------  ----------
             Units, end of year............    231,973      98,687
                                            ==========  ==========
             Unit value, end of year.......     $19.43      $15.96

             Assets, end of year........... $4,644,416  $1,574,632

             Investment income ratio/(1)/..      1.05%       0.00%
             Total return/(2)/.............     21.80%      27.65%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                 Sub-Account
                                 --------------------------------------------
                                       Lifestyle Aggressive 1000 Trust
                                 --------------------------------------------
                                 Year Ended  Year Ended Year Ended Year Ended
                                 Dec. 31/04  Dec. 31/03 Dec. 31/02 Dec. 31/01
                                 ----------- ---------- ---------- ----------
  Units, beginning of year......     500,142    432,720    376,673    284,768
  Units issued..................     284,558    136,427    123,652    117,198
  Units redeemed................    (76,135)   (69,005)   (67,605)   (25,293)
                                 ----------- ---------- ---------- ----------
  Units, end of year............     708,565    500,142    432,720    376,673
                                 =========== ========== ========== ==========
  Unit value, end of year.......      $17.51     $15.08     $11.18     $14.10

  Assets, end of year........... $12,404,137 $7,544,107 $4,838,074 $5,311,159

  Investment income ratio/(1)/..       0.65%      0.39%      0.75%      4.16%
  Total return/(2)/.............      16.05%     34.91%   (20.71%)   (13.67%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                -----------------------------------------------
                                         Lifestyle Balanced 640 Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......   1,517,216   1,176,180     855,914     577,034
 Units issued..................     619,032     504,076     440,078     327,531
 Units redeemed................   (186,783)   (163,040)   (119,812)    (48,651)
                                ----------- ----------- ----------- -----------
 Units, end of year............   1,949,465   1,517,216   1,176,180     855,914
                                =========== =========== =========== ===========
 Unit value, end of year.......      $20.73      $18.27      $14.73      $16.36

 Assets, end of year........... $40,415,463 $27,714,579 $17,329,966 $14,004,976

 Investment income ratio/(1)/..       2.06%       2.31%       3.11%       5.03%
 Total return/(2)/.............      13.49%      23.98%     (9.95%)     (4.71%)

                                                  Sub-Account
                                  -------------------------------------------
                                       Lifestyle Conservative 280 Trust
                                  -------------------------------------------
                                  Year Ended Year Ended Year Ended Year Ended
                                  Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01
                                  ---------- ---------- ---------- ----------
   Units, beginning of year......    290,414    100,707     25,748    13,131
   Units issued..................     55,248    271,208     97,842    30,172
   Units redeemed................   (56,032)   (81,501)   (22,883)  (17,555)
                                  ---------- ---------- ----------  --------
   Units, end of year............    289,630    290,414    100,707    25,748
                                  ========== ========== ==========  ========
   Unit value, end of year.......     $21.56     $19.86     $17.80    $17.50

   Assets, end of year........... $6,244,993 $5,766,764 $1,792,639  $450,589

   Investment income ratio/(1)/..      3.44%      3.49%      1.94%     2.74%
   Total return/(2)/.............      8.59%     11.55%      1.72%     3.30%

                                                  Sub-Account
                                -----------------------------------------------
                                          Lifestyle Growth 820 Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......   2,239,933   1,909,803   1,669,794   1,393,678
 Units issued..................     903,333     572,430     477,469     470,866
 Units redeemed................   (269,413)   (242,300)   (237,460)   (194,750)
                                ----------- ----------- ----------- -----------
 Units, end of year............   2,873,853   2,239,933   1,909,803   1,669,794
                                =========== =========== =========== ===========
 Unit value, end of year.......      $19.43      $16.95      $13.08      $15.55

 Assets, end of year........... $55,819,902 $37,967,569 $24,987,853 $25,961,272

 Investment income ratio/(1)/..       1.35%       1.16%       2.12%       5.16%
 Total return/(2)/.............      14.59%      29.56%    (15.85%)     (8.97%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                  -------------------------------------------
                                         Lifestyle Moderate 460 Trust
                                  -------------------------------------------
                                  Year Ended Year Ended Year Ended Year Ended
                                  Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01
                                  ---------- ---------- ---------- ----------
   Units, beginning of year......    302,011    209,139    142,884     93,014
   Units issued..................    164,068    153,027    105,261     67,095
   Units redeemed................   (52,921)   (60,155)   (39,006)   (17,225)
                                  ---------- ---------- ---------- ----------
   Units, end of year............    413,158    302,011    209,139    142,884
                                  ========== ========== ========== ==========
   Unit value, end of year.......     $21.24     $19.13     $16.23     $16.92

   Assets, end of year........... $8,774,966 $5,776,547 $3,395,023 $2,416,964

   Investment income ratio/(1)/..      2.60%      2.74%      3.34%      5.55%
   Total return/(2)/.............     11.04%     17.83%    (4.04%)    (1.09%)

                                                  Sub-Account
                                            -----------------------
                                              Mid Cap Core Trust
                                            -----------------------
                                            Year Ended Period Ended
                                            Dec. 31/04 Dec. 31/03^
                                            ---------- ------------
             Units, beginning of year......    13,717          --
             Units issued..................    83,506      14,014
             Units redeemed................  (54,525)       (297)
                                             --------    --------
             Units, end of year............    42,698      13,717
                                             ========    ========
             Unit value, end of year.......    $17.51      $15.32

             Assets, end of year...........  $747,762    $210,142

             Investment income ratio/(1)/..     0.00%       0.00%
             Total return/(2)/.............    14.31%      22.56%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                  Sub-Account
                                  -------------------------------------------
                                              Mid Cap Index Trust
                                  -------------------------------------------
                                  Year Ended Year Ended Year Ended Year Ended
                                  Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01
                                  ---------- ---------- ---------- ----------
   Units, beginning of year......    387,204    239,658    189,985     41,116
   Units issued..................    144,053    218,923    194,530    262,747
   Units redeemed................   (80,392)   (71,377)  (144,857)  (113,878)
                                  ---------- ---------- ---------- ----------
   Units, end of year............    450,865    387,204    239,658    189,985
                                  ========== ========== ========== ==========
   Unit value, end of year.......     $17.40     $15.02     $11.17     $13.16

   Assets, end of year........... $7,846,188 $5,817,582 $2,675,839 $2,500,541

   Investment income ratio/(1)/..      0.37%      0.00%      0.52%      1.48%
   Total return/(2)/.............     15.83%     34.56%   (15.16%)    (1.73%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                  -------------------------------------------
                                              Mid Cap Stock Trust
                                  -------------------------------------------
                                  Year Ended Year Ended Year Ended Year Ended
                                  Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01
                                  ---------- ---------- ---------- ----------
   Units, beginning of year......    540,411    325,090    330,092    144,085
   Units issued..................    227,147    452,345    149,531    235,745
   Units redeemed................   (77,088)  (237,024)  (154,533)   (49,738)
                                  ---------- ---------- ---------- ----------
   Units, end of year............    690,470    540,411    325,090    330,092
                                  ========== ========== ========== ==========
   Unit value, end of year.......     $14.13     $11.87      $8.34     $10.77

   Assets, end of year........... $9,756,344 $6,414,678 $2,711,254 $3,555,087

   Investment income ratio/(1)/..      0.00%      0.00%      0.00%      0.00%
   Total return/(2)/.............     19.04%     42.33%   (22.56%)   (10.99%)

                                                 Sub-Account
                                ----------------------------------------------
                                             Mid Cap Value Trust
                                ----------------------------------------------
                                Year Ended  Year Ended Year Ended Period Ended
                                Dec. 31/04  Dec. 31/03 Dec. 31/02 Dec. 31/01*
                                ----------- ---------- ---------- ------------
 Units, beginning of year......     668,954    545,462    130,318          --
 Units issued..................     613,525    261,583    431,980     136,994
 Units redeemed................   (374,719)  (138,091)   (16,836)     (6,676)
                                ----------- ---------- ----------  ----------
 Units, end of year............     907,760    668,954    545,462     130,318
                                =========== ========== ==========  ==========
 Unit value, end of year.......      $18.36     $14.75     $11.77      $13.09

 Assets, end of year........... $16,664,733 $9,867,204 $6,418,204  $1,705,795

 Investment income ratio/(1)/..       0.53%      0.38%      0.00%       0.51%
 Total return/(2)/.............      24.46%     25.36%   (10.11%)       4.72%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                  Sub-Account
                               -------------------------------------------------
                                              Money Market Trust
                               -------------------------------------------------
                               Year Ended   Year Ended   Year Ended  Year Ended
                               Dec. 31/04   Dec. 31/03   Dec. 31/02  Dec. 31/01
                               ----------- ------------ ------------ -----------
Units, beginning of year......   4,368,151    4,876,540    3,996,981   3,151,211
Units issued..................   2,071,959   15,281,567   12,150,943   5,667,267
Units redeemed................ (2,796,390) (15,789,956) (11,271,384) (4,821,497)
                               ----------- ------------ ------------ -----------
Units, end of year............   3,643,720    4,368,151    4,876,540   3,996,981
                               =========== ============ ============ ===========
Unit value, end of year.......      $21.55       $21.38       $21.25      $21.01

Assets, end of year........... $78,523,906  $93,383,242 $103,649,118 $83,955,822

Investment income ratio/(1)/..       0.81%        0.59%        1.18%       3.59%
Total return/(2)/.............       0.81%        0.59%        1.18%       3.59%

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                            -----------------------
                                            Natural Resources Trust
                                            -----------------------
                                            Year Ended Period Ended
                                            Dec. 31/04 Dec. 31/03^
                                            ---------- ------------
             Units, beginning of year......     62,937          --
             Units issued..................    200,834      63,737
             Units redeemed................  (112,397)       (800)
                                            ----------  ----------
             Units, end of year............    151,374      62,937
                                            ==========  ==========
             Unit value, end of year.......     $22.38      $18.00

             Assets, end of year........... $3,387,254  $1,132,857

             Investment income ratio/(1)/..      0.11%       0.00%
             Total return/(2)/.............     24.31%      44.00%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                  Sub-Account
                                -----------------------------------------------
                                                Overseas Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......     621,140     542,148     519,934     449,483
 Units issued..................     605,659   7,188,922   5,355,025   1,937,878
 Units redeemed................   (521,375) (7,109,930) (5,332,811) (1,867,427)
                                ----------- ----------- ----------- -----------
 Units, end of year............     705,424     621,140     542,148     519,934
                                =========== =========== =========== ===========
 Unit value, end of year.......      $15.36      $13.74       $9.55      $12.16

 Assets, end of year........... $10,833,196  $8,532,885  $5,178,003  $6,321,622

 Investment income ratio/(1)/..       0.37%       0.39%       0.59%       0.26%
 Total return/(2)/.............      11.79%      43.84%    (21.44%)    (21.10%)

                                                  Sub-Account
                                 ---------------------------------------------
                                               Pacific Rim Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended  Year Ended Year Ended
                                 Dec. 31/04 Dec. 31/03  Dec. 31/02 Dec. 31/01
                                 ---------- ----------- ---------- -----------
  Units, beginning of year......    885,530     959,821  1,041,091   1,031,699
  Units issued..................    503,540   2,687,834    858,327   1,086,628
  Units redeemed................  (459,808) (2,762,125)  (939,597) (1,077,236)
                                 ---------- ----------- ---------- -----------
  Units, end of year............    929,262     885,530    959,821   1,041,091
                                 ========== =========== ========== ===========
  Unit value, end of year.......     $10.50       $8.98      $6.38       $7.30

  Assets, end of year........... $9,758,540  $7,954,829 $6,127,376  $7,600,304

  Investment income ratio/(1)/..      0.45%       0.15%      0.13%       0.40%
  Total return/(2)/.............     16.90%      40.72%   (12.53%)    (18.58%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                            --------------------------
                                            Quantitative All Cap Trust
                                            --------------------------
                                            Year Ended   Period Ended
                                            Dec. 31/04   Dec. 31/03^
                                            ----------   ------------
             Units, beginning of year......     2,831           --
             Units issued..................    19,166        2,861
             Units redeemed................  (10,851)         (30)
                                             --------      -------
             Units, end of year............    11,146        2,831
                                             ========      =======
             Unit value, end of year.......    $17.88       $15.56

             Assets, end of year...........  $199,302      $44,046

             Investment income ratio/(1)/..     0.90%        0.35%
             Total return/(2)/.............    14.91%       24.49%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                 Sub-Account
                               ------------------------------------------------
                                          Quantitative Equity Trust
                               ------------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                               Dec. 31/04xx Dec. 31/03  Dec. 31/02  Dec. 31/01
                               ------------ ----------- ----------- -----------
Units, beginning of year......     979,372    1,076,018   1,203,842   1,178,769
Units issued..................       8,371       55,413      75,211     165,360
Units redeemed................   (987,743)    (152,059)   (203,035)   (140,287)
                                ----------  ----------- ----------- -----------
Units, end of year............          --      979,372   1,076,018   1,203,842
                                ==========  =========== =========== ===========
Unit value, end of year.......      $38.72       $38.81      $31.41      $43.49

Assets, end of year...........  $       --  $38,007,942 $33,798,849 $52,356,792

Investment income ratio/(1)/..       1.02%        0.66%       0.30%       0.29%
Total return/(2)/.............     (0.24%)       23.55%    (27.78%)    (22.95%)

xx Terminated as an investment option and funds transferred to U.S. Large Cap Trust on May 3, 2004.

                                                  Sub-Account
                                 ---------------------------------------------
                                          Quantitative Mid Cap Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 ---------- ---------- ---------- ------------
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01*
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......     60,518    52,149     22,937          --
  Units issued..................     47,955    25,283     34,935      23,080
  Units redeemed................   (19,570)  (16,914)    (5,723)       (143)
                                 ----------  --------   --------    --------
  Units, end of year............     88,903    60,518     52,149      22,937
                                 ==========  ========   ========    ========
  Unit value, end of year.......     $12.92    $10.93      $7.89      $10.20

  Assets, end of year........... $1,148,626  $661,466   $411,458    $233,954

  Investment income ratio/(1)/..      0.00%     0.00%      0.00%       0.00%
  Total return/(2)/.............     18.21%    38.53%   (22.65%)    (18.40%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)

                                                 Sub-Account
                                                 ------------
                                                 Quantitative
                                                 Value Trust
                                                 ------------
                                                 Period Ended
                                                 Dec. 31/04##
                                                 ------------
                  Units, beginning of year......        --
                  Units issued..................     2,082
                  Units redeemed................   (1,024)
                                                   -------
                  Units, end of year............     1,058
                                                   =======
                  Unit value, end of year.......    $14.67

                  Assets, end of year...........   $15,522

                  Investment income ratio/(1)/..     0.00%
                  Total return/(2)/.............    17.36%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                  Sub-Account
                                -----------------------------------------------
                                         Real Estate Securities Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......     625,133     629,691     603,342     616,941
 Units issued..................      62,910      63,441     113,707      90,154
 Units redeemed................    (75,078)    (67,999)    (87,358)   (103,753)
                                ----------- ----------- ----------- -----------
 Units, end of year............     612,965     625,133     629,691     603,342
                                =========== =========== =========== ===========
 Unit value, end of year.......      $74.04      $56.08      $40.30      $39.28

 Assets, end of year........... $45,385,043 $35,054,800 $25,376,534 $23,701,906

 Investment income ratio/(1)/..       2.39%       2.67%       3.24%       3.26%
 Total return/(2)/.............      32.04%      39.15%       2.58%       3.15%

                                                  Sub-Account
                                            -----------------------
                                            Real Return Bond Trust
                                            -----------------------
                                            Year Ended Period Ended
                                            Dec. 31/04 Dec. 31/03^
                                            ---------- ------------
             Units, beginning of year......    101,029          --
             Units issued..................    131,176     105,327
             Units redeemed................  (112,112)     (4,298)
                                            ----------  ----------
             Units, end of year............    120,093     101,029
                                            ==========  ==========
             Unit value, end of year.......     $14.30      $13.11

             Assets, end of year........... $1,717,117  $1,324,485

             Investment income ratio/(1)/..      0.50%       0.00%
             Total return/(2)/.............      9.07%       4.88%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                -----------------------------------------------
                                          Science & Technology Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......   1,574,239   1,372,512   1,388,634   1,104,943
 Units issued..................     242,241   1,070,042     800,355     649,523
 Units redeemed................   (284,852)   (868,315)   (816,477)   (365,832)
                                ----------- ----------- ----------- -----------
 Units, end of year............   1,531,628   1,574,239   1,372,512   1,388,634
                                =========== =========== =========== ===========
 Unit value, end of year.......      $14.00      $13.88       $9.23      $15.58

 Assets, end of year........... $21,441,064 $21,846,463 $12,664,658 $21,631,041

 Investment income ratio/(1)/..       0.00%       0.00%       0.00%       0.00%
 Total return/(2)/.............       2.40%      50.40%    (40.76%)    (41.25%)

                                                  Sub-Account
                                 ---------------------------------------------
                                              Select Growth Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......    48,410     23,444      2,599         --
  Units issued..................    34,364     38,515     22,265      2,620
  Units redeemed................  (30,017)   (13,549)    (1,420)       (21)
                                  --------   --------   --------    -------
  Units, end of year............    52,757     48,410     23,444      2,599
                                  ========   ========   ========    =======
  Unit value, end of year.......    $10.64     $10.36      $8.24     $11.88

  Assets, end of year...........  $561,534   $501,653   $193,187    $30,872

  Investment income ratio/(1)/..     0.01%      0.03%      0.00%      0.00%
  Total return/(2)/.............     2.71%     25.75%   (30.64%)    (4.96%)

** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

                                                  Sub-Account
                                  -------------------------------------------
                                             Small Cap Index Trust
                                  -------------------------------------------
                                  Year Ended Year Ended Year Ended Year Ended
                                  Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01
                                  ---------- ---------- ---------- ----------
   Units, beginning of year......    325,861    264,595    202,574     13,291
   Units issued..................    248,720    233,983    220,310    358,369
   Units redeemed................   (97,243)  (172,717)  (158,289)  (169,086)
                                  ---------- ---------- ---------- ----------
   Units, end of year............    477,338    325,861    264,595    202,574
                                  ========== ========== ========== ==========
   Unit value, end of year.......     $15.96     $13.60      $9.33     $11.88

   Assets, end of year........... $7,616,093 $4,431,369 $2,468,125 $2,406,173

   Investment income ratio/(1)/..      0.30%      0.00%      0.93%      3.86%
   Total return/(2)/.............     17.33%     45.79%   (21.47%)      1.41%

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                            -----------------------------
                                            Small Cap Opportunities Trust
                                            -----------------------------
                                            Year Ended    Period Ended
                                            Dec. 31/04    Dec. 31/03^
                                            ----------    ------------
             Units, beginning of year......     16,308            --
             Units issued..................    426,510        21,289
             Units redeemed................  (267,487)       (4,981)
                                             ----------     --------
             Units, end of year............    175,331        16,308
                                             ==========     ========
             Unit value, end of year.......     $22.01        $17.50

             Assets, end of year........... $3,859,270      $285,388

             Investment income ratio/(1)/..      0.13%         0.00%
             Total return/(2)/.............     25.78%        40.00%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                  Sub-Account
                                              -------------------
                                              Small Company Trust
                                              -------------------
                                                 Period Ended
                                                 Dec. 31/04##
                                              -------------------
               Units, beginning of year......             --
               Units issued..................        149,721
               Units redeemed................      (145,237)
                                                   ---------
               Units, end of year............          4,484
                                                   =========
               Unit value, end of year.......         $15.22

               Assets, end of year...........        $68,244

               Investment income ratio/(1)/..          0.00%
               Total return/(2)/.............         21.76%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                  Sub-Account
                                  -------------------------------------------
                                           Small Company Blend Trust
                                  -------------------------------------------
                                  Year Ended Year Ended Year Ended Year Ended
                                  Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01
                                  ---------- ---------- ---------- ----------
   Units, beginning of year......    459,363    373,517    316,717    139,069
   Units issued..................     96,551    202,147    234,870    297,117
   Units redeemed................   (52,912)  (116,301)  (178,070)  (119,469)
                                  ---------- ---------- ---------- ----------
   Units, end of year............    503,002    459,363    373,517    316,717
                                  ========== ========== ========== ==========
   Unit value, end of year.......     $14.05     $13.11      $9.38     $12.60

   Assets, end of year........... $7,067,291 $6,021,024 $3,504,368 $3,990,916

   Investment income ratio/(1)/..      0.00%      0.00%      0.20%      0.00%
   Total return/(2)/.............      7.19%     39.71%   (25.55%)    (2.30%)

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                  Sub-Account
                                 ---------------------------------------------
                                           Small Company Value Trust
                                 ---------------------------------------------
                                 Year Ended  Year Ended  Year Ended Year Ended
                                 Dec. 31/04  Dec. 31/03  Dec. 31/02 Dec. 31/01
                                 ----------- ----------- ---------- ----------
  Units, beginning of year......   1,150,161   1,002,491    565,676    319,683
  Units issued..................     308,204     453,829    599,988    427,805
  Units redeemed................   (197,652)   (306,159)  (163,173)  (181,812)
                                 ----------- ----------- ---------- ----------
  Units, end of year............   1,260,713   1,150,161  1,002,491    565,676
                                 =========== =========== ========== ==========
  Unit value, end of year.......      $16.36      $13.07      $9.78     $10.40

  Assets, end of year........... $20,631,270 $15,034,590 $9,803,823 $5,880,631

  Investment income ratio/(1)/..       0.16%       0.39%      0.27%      0.17%
  Total return/(2)/.............      25.19%      33.67%    (5.93%)      6.54%

                                                  Sub-Account
                                 ---------------------------------------------
                                              Small-Mid Cap Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......    24,080      9,571      1,906         --
  Units issued..................    17,499     24,294      8,702      1,929
  Units redeemed................  (12,608)    (9,785)    (1,037)       (23)
                                  --------   --------   --------    -------
  Units, end of year............    28,971     24,080      9,571      1,906
                                  ========   ========   ========    =======
  Unit value, end of year.......    $13.00     $12.13      $9.85     $11.95

  Assets, end of year...........  $376,551   $292,105    $94,277    $22,773

  Investment income ratio/(1)/..     0.00%      0.00%      0.00%      0.01%
  Total return/(2)/.............     7.15%     23.15%   (17.57%)    (4.40%)

** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

                                                  Sub-Account
                                 ---------------------------------------------
                                          Small-Mid Cap Growth Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01**
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......    20,701     12,700        612          --
  Units issued..................     7,179     10,505     12,845         612
  Units redeemed................   (6,605)    (2,504)      (757)          --
                                  --------   --------   --------    --------
  Units, end of year............    21,275     20,701     12,700         612
                                  ========   ========   ========    ========
  Unit value, end of year.......    $11.45     $10.07      $7.31      $11.13

  Assets, end of year...........  $243,602   $208,462    $92,840      $6,810

  Investment income ratio/(1)/..     0.00%      0.00%      0.00%       0.00%
  Total return/(2)/.............    13.70%     37.76%   (34.32%)    (10.96%)

** Reflects the period from commencement of operations on July 16, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)

                                                  Sub-Account
                                            -----------------------
                                              Special Value Trust
                                            -----------------------
                                            Year Ended Period Ended
                                            Dec. 31/04 Dec. 31/03^
                                            ---------- ------------
             Units, beginning of year......     42,051         --
             Units issued..................     24,527     44,876
             Units redeemed................    (3,452)    (2,825)
                                            ----------   --------
             Units, end of year............     63,126     42,051
                                            ==========   ========
             Unit value, end of year.......     $19.01     $15.82

             Assets, end of year........... $1,200,169   $665,250

             Investment income ratio/(1)/..      0.00%      0.00%
             Total return/(2)/.............     20.18%     26.56%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                 Sub-Account
                                 --------------------------------------------
                                             Strategic Bond Trust
                                 --------------------------------------------
                                 Year Ended  Year Ended Year Ended Year Ended
                                 Dec. 31/04  Dec. 31/03 Dec. 31/02 Dec. 31/01
                                 ----------- ---------- ---------- ----------
  Units, beginning of year......     454,870    391,405    366,019    326,940
  Units issued..................      88,124    181,832    120,547     95,095
  Units redeemed................    (70,324)  (118,367)   (95,161)   (56,016)
                                 ----------- ---------- ---------- ----------
  Units, end of year............     472,670    454,870    391,405    366,019
                                 =========== ========== ========== ==========
  Unit value, end of year.......      $21.16     $19.84     $17.54     $16.09

  Assets, end of year........... $10,001,024 $9,023,050 $6,863,987 $5,890,786

  Investment income ratio/(1)/..       3.75%      4.76%      6.76%      7.24%
  Total return/(2)/.............       6.67%     13.11%      8.96%      6.25%

                                                  Sub-Account
                                 ---------------------------------------------
                                            Strategic Growth Trust
                                 ---------------------------------------------
                                 Year Ended Year Ended Year Ended Period Ended
                                 Dec. 31/04 Dec. 31/03 Dec. 31/02 Dec. 31/01*
                                 ---------- ---------- ---------- ------------
  Units, beginning of year......    301,160    148,582     58,133         --
  Units issued..................     87,972    190,203    128,784     61,361
  Units redeemed................   (55,412)   (37,625)   (38,335)    (3,228)
                                 ---------- ---------- ----------   --------
  Units, end of year............    333,720    301,160    148,582     58,133
                                 ========== ========== ==========   ========
  Unit value, end of year.......     $10.72     $10.06      $7.93     $11.02

  Assets, end of year........... $3,577,475 $3,029,672 $1,178,257   $640,623

  Investment income ratio/(1)/..      0.00%      0.00%      0.00%      0.00%
  Total return/(2)/.............      6.56%     26.86%   (28.04%)   (11.84%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                 Sub-Account
                                                 ------------
                                                  Strategic
                                                 Income Trust
                                                 ------------
                                                 Period Ended
                                                 Dec. 31/04##
                                                 ------------
                  Units, beginning of year......        --
                  Units issued..................     4,389
                  Units redeemed................     (623)
                                                   -------
                  Units, end of year............     3,766
                                                   =======
                  Unit value, end of year.......    $13.62

                  Assets, end of year...........   $51,273

                  Investment income ratio/(1)/..     3.65%
                  Total return/(2)/.............     8.93%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                 Sub-Account
                               ------------------------------------------------
                                        Strategic Opportunities Trust
                               ------------------------------------------------
                               Year Ended  Year Ended  Year Ended   Year Ended
                               Dec. 31/04  Dec. 31/03  Dec. 31/02   Dec. 31/01
                               ----------- ----------- ----------- ------------
Units, beginning of year......   2,066,438   2,124,457   2,079,350   1,908,650
Units issued..................     130,505     207,014     304,431     355,083
Units redeemed................   (343,067)   (265,033)   (259,324)   (184,383)
                               ----------- ----------- ----------- -----------
Units, end of year............   1,853,876   2,066,438   2,124,457   2,079,350
                               =========== =========== =========== ===========
Unit value, end of year.......      $13.01      $11.59       $9.21      $15.03

Assets, end of year........... $24,121,175 $23,938,705 $19,557,281 $31,259,873

Investment income ratio/(1)/..       0.09%       0.00%       0.00%       0.49%
Total return/(2)/.............      12.31%      25.85%    (38.77%)    (15.25%)

                                                 Sub-Account
                               ------------------------------------------------
                                            Strategic Value Trust
                               ------------------------------------------------
                               Year Ended  Year Ended  Year Ended  Period Ended
                               Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01*
                               ----------- ----------- ----------- ------------
Units, beginning of year......      85,555      64,422      33,938          --
Units issued..................     243,733      29,509      33,649      35,424
Units redeemed................   (208,241)     (8,376)     (3,165)     (1,486)
                               ----------- ----------- ----------- -----------
Units, end of year............     121,047      85,555      64,422      33,938
                               =========== =========== =========== ===========
Unit value, end of year.......      $11.84      $10.03       $7.79      $10.70

Assets, end of year...........  $1,432,678    $858,268    $501,850    $363,137

Investment income ratio/(1)/..       0.66%       0.02%       0.00%       0.00%
Total return/(2)/.............      17.98%      28.77%    (27.20%)    (14.40%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)

                                                 Sub-Account
                                ----------------------------------------------
                                              Total Return Trust
                                ----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- ----------
 Units, beginning of year......   1,051,424     804,407     486,338    172,081
 Units issued..................     163,844     401,469     462,281    496,504
 Units redeemed................   (194,233)   (154,452)   (144,212)  (182,247)
                                ----------- ----------- ----------- ----------
 Units, end of year............   1,021,035   1,051,424     804,407    486,338
                                =========== =========== =========== ==========
 Unit value, end of year.......      $17.93      $17.08      $16.27     $14.86

 Assets, end of year........... $18,308,958 $17,963,495 $13,086,755 $7,224,802

 Investment income ratio/(1)/..       3.84%       2.61%       2.43%      3.28%
 Total return/(2)/.............       4.96%       5.01%       9.52%      8.28%

                                                 Sub-Account
                                ----------------------------------------------
                                        Total Stock Market Index Trust
                                ----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- ----------
 Units, beginning of year......     391,161     255,300     227,808     26,131
 Units issued..................     192,234     153,399     134,963    331,423
 Units redeemed................    (79,584)    (17,538)   (107,471)  (129,746)
                                ----------- ----------- ----------- ----------
 Units, end of year............     503,811     391,161     255,300    227,808
                                =========== =========== =========== ==========
 Unit value, end of year.......      $11.44      $10.24       $7.84      $9.96

 Assets, end of year...........  $5,762,135  $4,003,691  $2,001,779 $2,269,349

 Investment income ratio/(1)/..       0.58%       0.00%       0.93%      1.43%
 Total return/(2)/.............      11.73%      30.55%    (21.29%)   (11.41%)

                                                  Sub-Account
                                              -------------------
                                              U.S. Global Leaders
                                                 Growth Trust
                                              -------------------
                                                 Period Ended
                                                 Dec. 31/04##
                                              -------------------
               Units, beginning of year......            --
               Units issued..................        11,925
               Units redeemed................       (2,626)
                                                   --------
               Units, end of year............         9,299
                                                   ========
               Unit value, end of year.......        $13.23

               Assets, end of year...........      $123,009

               Investment income ratio/(1)/..         1.17%
               Total return/(2)/.............         5.82%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)


                                                 Sub-Account
                                ----------------------------------------------
                                       U.S. Government Securities Trust
                                ----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- ----------
 Units, beginning of year......   1,240,879   1,299,367     602,920    404,853
 Units issued..................     124,017     295,436     831,572    340,309
 Units redeemed................   (423,726)   (353,924)   (135,125)  (142,242)
                                ----------- ----------- ----------- ----------
 Units, end of year............     941,170   1,240,879   1,299,367    602,920
                                =========== =========== =========== ==========
 Unit value, end of year.......      $15.98      $15.53      $15.27     $14.14

 Assets, end of year........... $15,039,513 $19,272,188 $19,836,614 $8,523,508

 Investment income ratio/(1)/..       2.10%       3.30%       2.84%      5.13%
 Total return/(2)/.............       2.89%       1.73%       7.99%      7.03%

                                                 Sub-Account
                               ------------------------------------------------
                                             U.S. Large Cap Trust
                               ------------------------------------------------
                               Year Ended  Year Ended  Year Ended   Year Ended
                               Dec. 31/04  Dec. 31/03  Dec. 31/02   Dec. 31/01
                               ----------- ----------- ----------- ------------
Units, beginning of year......   1,199,921   1,128,167     881,525     571,773
Units issued..................   3,153,720     228,970     430,793     364,179
Units redeemed................   (642,410)   (157,216)   (184,151)    (54,427)
                               ----------- ----------- ----------- -----------
Units, end of year............   3,711,231   1,199,921   1,128,167     881,525
                               =========== =========== =========== ===========
Unit value, end of year.......      $14.43      $13.19       $9.62      $12.86

Assets, end of year........... $53,540,709 $15,824,781 $10,855,368 $11,337,798

Investment income ratio/(1)/..       0.14%       0.40%       0.29%       0.34%
Total return/(2)/.............       9.39%      37.06%    (25.18%)     (2.55%)

                                                 Sub-Account
                               ------------------------------------------------
                                               Utilities Trust
                               ------------------------------------------------
                               Year Ended  Year Ended  Year Ended  Period Ended
                               Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01*
                               ----------- ----------- ----------- ------------
Units, beginning of year......      86,095      59,608       9,963          --
Units issued..................     229,797     232,158      69,015      10,675
Units redeemed................    (52,973)   (205,671)    (19,370)       (712)
                               ----------- ----------- ----------- -----------
Units, end of year............     262,919      86,095      59,608       9,963
                               =========== =========== =========== ===========
Unit value, end of year.......      $12.44       $9.61       $7.15       $9.35

Assets, end of year...........  $3,271,438    $827,660    $425,957     $93,121

Investment income ratio/(1)/..       0.63%       0.97%       0.00%       0.76%
Total return/(2)/.............      29.42%      34.54%    (23.55%)    (25.22%)

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004

5. Financial Highlights -- (continued)

                                                  Sub-Account
                                -----------------------------------------------
                                                  Value Trust
                                -----------------------------------------------
                                Year Ended  Year Ended  Year Ended  Year Ended
                                Dec. 31/04  Dec. 31/03  Dec. 31/02  Dec. 31/01
                                ----------- ----------- ----------- -----------
 Units, beginning of year......     927,735     901,064     812,349     529,481
 Units issued..................     103,866     172,244     241,640     458,658
 Units redeemed................   (174,530)   (145,573)   (152,925)   (175,790)
                                ----------- ----------- ----------- -----------
 Units, end of year............     857,071     927,735     901,064     812,349
                                =========== =========== =========== ===========
 Unit value, end of year.......      $21.95      $19.06      $13.73      $17.79

 Assets, end of year........... $18,811,290 $17,679,245 $12,374,748 $14,453,761

 Investment income ratio/(1)/..       0.60%       1.19%       0.78%       0.61%
 Total return/(2)/.............      15.18%      38.76%    (22.80%)       3.42%

  /(1)/These ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Trust portfolio, net of management fees assessed by the Trust portfolio adviser, divided by the average net assets of the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declarations of dividends by the underlying Trust portfolio in which the sub-accounts invest. It is the practice of the Trusts, for income tax reasons, to declare dividends in April for investment income received in the previous calendar year for all sub-accounts of the Trust except for the Money Market Trust which declares and reinvests dividends on a daily basis. Any dividend distribution received from a sub-account of the Trust is reinvested immediately, at the net asset value, in shares of that sub-account and retained as assets of the corresponding sub-account so that the unit value of the sub-account is not affected by the declaration and reinvestment of dividends.
  /(2)/These ratios represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio. There are no expenses of the Account that result in a direct reduction in unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

6. Related Party Transactions

Manulife Financial Securities LLC, a registered broker-dealer and wholly owned subsidiary of ManUSA, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of other broker-dealers having distribution agreements with Manulife Financial Securities LLC who are also authorized as variable life insurance agents under applicable state insurance laws. Registered representatives are compensated on a commission basis.

The Company has a formal service agreement with its ultimate parent company, MFC, which can be terminated by either party upon two months' notice. Under this agreement, the Company pays for legal, actuarial, investment and certain other administrative services.

     THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A

                               December 31, 2004



7. Subsequent Event

Effective January 1, 2005, the following name changes occurred:

                   Previous Name                New Name
                   -------------                --------
               The Manufacturers Life      John Hancock Life
                  Insurance Company        Insurance Company
                       (U.S.A.)                 (U.S.A.)
                 Manulife Financial           John Hancock
                    Securities LLC          Distributors LLC

              Manufacturers Investment
                        Trust              John Hancock Trust
               The Manufacturers Life      John Hancock Life
                  Insurance Company        Insurance Company
                  (U.S.A.) Separate        (U.S.A.) Separate
                      Account A                Account A